Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Trading Symbol	NTI
Entity Registrant Name	Northern Tier Energy LP
Entity Central Index Key	0001533454
Entity Filer Category	Non-accelerated Filer
Northern Tier Energy LLC
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Trading Symbol	NTI
Entity Registrant Name	Northern Tier Energy LLC
Entity Central Index Key	0001536047
Entity Filer Category	Non-accelerated Filer

Statement of Financial Position, Classified (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Inventories	$ 156.2	$ 154.1	$ 156.4
NON-CURRENT ASSETS
Equity method investment		89.9	92.4
Property, plant and equipment, net	376.7	391.2	386.3
Total Assets	1,177.4	998.8
CURRENT LIABILITIES
Derivative liability	71.2	109.9	45.6
NON-CURRENT LIABILITIES
Long-term debt	261	290	290
Derivative liability	8		22.4
Northern Tier Energy LP
CURRENT ASSETS
Cash and cash equivalents	323.5	123.5	72.8
Receivables, less allowance for doubtful accounts	134.3	81.9
Inventories	156.2	154.1
Other current assets	28.8	65.5
Total current assets	642.8	425
NON-CURRENT ASSETS
Equity method investment	88.3	89.9
Property, plant and equipment, net	376.7	391.2
Intangible assets	35.4	35.4
Other assets	34.2	57.3
Total Assets	1,177.4	998.8
CURRENT LIABILITIES
Accounts payable	185.7	207.4
Accrued liabilities	87.3	30.3
Derivative liability	71.2	109.9
Total current liabilities	344.2	347.6
NON-CURRENT LIABILITIES
Long-term debt	261	290
Lease financing obligation	7.5	11.9
Derivative liability	8
Other liabilities	18.8	37.1
Total liabilities	639.5	686.6
Commitments and contingencies
EQUITY
Total equity	537.9	312.2
Comprehensive loss	(0.4)	(0.4)
Member's interest		312.6
Partners' capital:
Total equity	537.9	312.2
Total Liabilities and Equity	1,177.4	998.8
Northern Tier Energy LP | Common Units
Partners' capital:
Common units issued and outstanding	430.7
Northern Tier Energy LP | Pik Common Units
Partners' capital:
Common units issued and outstanding	107.6
Northern Tier Energy LLC
CURRENT ASSETS
Cash and cash equivalents		123.5	72.8
Receivables, less allowance for doubtful accounts		81.9	100.2
Inventories		154.1	156.4
Other current assets		65.5	28.7
Total current assets		425	358.1
NON-CURRENT ASSETS
Equity method investment		89.9	92.4
Property, plant and equipment, net		391.2	386.3
Intangible assets		35.4	35.4
Other assets		57.3	58.4
Total Assets		998.8	930.6
CURRENT LIABILITIES
Accounts payable		207.4	183.4
Accrued liabilities		30.3	20.5
Derivative liability		109.9	45.6
Total current liabilities		347.6	249.5
NON-CURRENT LIABILITIES
Long-term debt		290	290
Lease financing obligation		11.9	24.5
Derivative liability			22.4
Other liabilities		37.1	59.2
Total liabilities		686.6	645.6
Commitments and contingencies
EQUITY
Total equity		312.2	285
Partners' capital:
Total equity		312.2	285
Total Liabilities and Equity		$ 998.8	$ 930.6

Statement of Financial Position, Classified (Parenthetical)	Sep. 30, 2012
Common stock issued	18,687,500
Northern Tier Energy LP
Common stock Outstanding	91,915,000
Northern Tier Energy LP | Common Units
Common stock issued	73,532,000
Common stock Outstanding	73,532,000
Northern Tier Energy LP | Pik Common Units
Common stock issued	18,383,000
Common stock Outstanding	18,383,000

Statement of Income (Excluding Gross Margin Alternative) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended		11 Months Ended		12 Months Ended		3 Months Ended				9 Months Ended
	Dec. 31, 2010 Northern Tier Energy LLC Successor		Dec. 31, 2011 Northern Tier Energy LLC Successor		Nov. 30, 2010 Northern Tier Energy LLC Predecessor		Dec. 31, 2009 Northern Tier Energy LLC Predecessor		Sep. 30, 2012 Northern Tier Energy LP		Sep. 30, 2011 Northern Tier Energy LP		Sep. 30, 2012 Northern Tier Energy LP		Sep. 30, 2011 Northern Tier Energy LP
REVENUE	$ 344.9	[1]	$ 4,280.8	[1]	$ 3,195.2	[1]	$ 2,940.5	[1]	$ 1,263.5	[2]	$ 1,159.5	[2]	$ 3,417.8	[2]	$ 3,192	[2]
COSTS, EXPENSES AND OTHER
Cost of sales	307.5	[1]	3,508	[1]	2,697.9	[1]	2,507.9	[1]	929.2	[2]	890.2	[2]	2,594	[2]	2,578.2	[2]
Direct operating expenses	21.4		260.3		227		238.3		66.9		67.3		189.1		192.5
Turnaround and related expenses			22.6		9.5		0.6		2.1				17.1		22.5
Depreciation and amortization	2.2		29.5		37.3		40.2		8.3		7.4		24.6		22.3
Selling, general and administrative	6.4		90.7		59.6		64.7		22		24.4		67.1		63.3
Formation costs	3.6		7.4								1.7		1		6.1
Contingent consideration loss (income)			(55.8)						38.5		3.4		104.3		(37.6)
Other (income) expense, net	0.1		(4.5)		(5.4)		(1.1)		(2.9)		(0.6)		(6.2)		(2.4)
OPERATING INCOME	3.7		422.6		169.3		89.9		199.4		165.7		426.8		347.1
Realized losses from derivative activities			(310.3)						(44.7)		(112.5)		(165)		(246.4)
Loss on early extinguishment of derivatives													(136.8)
Unrealized (losses) gains from derivative activities	(27.1)		(41.9)		(40.9)				(70.3)		(40.6)		32.6		(334.5)
Bargain purchase gain	51.4
Interest expense, net	(3.2)		(42.1)		(0.3)		(0.4)		(15.6)		(10.4)		(36.7)		(30.6)
INCOME (LOSS) BEFORE INCOME TAXES	24.8		28.3		128.1		89.5		68.8		2.2		120.9		(264.4)
Income tax provision					(67.1)		(34.8)		(7.7)				(7.8)
INCOME (LOSS)	24.8		28.3		61		54.7		61.1		2.2		113.1		(264.4)
Allocation of net income used for earnings per unit calculation:
NET INCOME (LOSS)	24.8		28.3		61		54.7		61.1		2.2		113.1		(264.4)
Net Income prior to initial public offering on July 31, 2012									(18.7)				(70.7)
Net Income subsequent to initial public offering on July 31, 2012									42.4				42.4
Earnings per common and PIK common unit, basic and diluted									$ 0.46				$ 0.46
Weighted average number of units outstanding:
Common and PIK common units, basic and diluted									91,915,000				91,915,000
Excise taxes included in revenue and cost of sales	$ 25.1		$ 242.9		$ 271.8		$ 289.6		$ 78.2		$ 64.9		$ 215		$ 181.5

[1]	Excise taxes included in revenue and cost of sales $ 242.9 $ 25.1 $ 271.8 $ 289.6
[2]	Excise taxes included in revenue and cost of sales $ 78.2 $ 64.9 $ 215.0 $ 181.5

Statement of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity-based compensation expense	$ 0.1			$ 0.3	$ 1.6		$ 0.3
Bargain purchase gain						(51.4)
Contingent consideration loss (income)		104.3	37.6
Unrealized (gains) losses from derivative activities	(27.1)			(40.9)
Deferred income taxes		7.7		(0.8)			0.5
Loss on early extinguishment of derivatives		(92)
Successor | Member Interest
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME (LOSS)	24.8				28.3
Predecessor
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity-based compensation expense				0.3			0.3
Northern Tier Energy LP
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME (LOSS)		113.1	(264.4)
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization		24.6	22.3
Non-cash interest expense		8.1	2.9
Equity-based compensation expense		1.4	1.1
Contingent consideration loss (income)		104.3	(37.6)
Unrealized (gains) losses from derivative activities		(32.6)	334.5
Deferred income taxes		7.7
Loss on early extinguishment of derivatives		136.8
Changes in assets and liabilities, net:
Accounts receivable		(52.7)	(3.1)
Inventories		(2.1)	3.6
Other current assets		9.2	15.9
Accounts payable and accrued expenses		(136.4)	119.2
Other, net		(6.6)	0.5
Net cash provided by operating activities		174.8	194.9
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures		(13.3)	(27.4)
Acquisition, net of cash acquired			(112.8)
Return of capital from investments		1.3	1.7
Net cash used in investing activities		(12)	(138.5)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of senior secured notes		(29)
Borrowings from revolving credit arrangement			55
Repayments of revolving credit arrangement			(55)
Proceeds from IPO, net of direct costs of issuance		230.4
Distributions		(164.2)	(2.5)
Net cash (used in) provided by financing activities		37.2	(2.5)
CASH AND CASH EQUIVALENTS
Change in cash and cash equivalents		200	53.9
Cash and cash equivalents at beginning of period		123.5	72.8		72.8
Cash and cash equivalents at end of period		323.5	126.7
Northern Tier Energy LLC
CASH AND CASH EQUIVALENTS
Cash and cash equivalents at end of period	72.8				123.5	72.8
Northern Tier Energy LLC | Successor
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME (LOSS)	24.8				28.3
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	2.2				29.5
Equity-based compensation expense	0.1				1.6
Bargain purchase gain	(51.4)
Equity method investment, net	0.6
Contingent consideration loss (income)					(55.8)
Unrealized (gains) losses from derivative activities	27.1				41.9
Changes in assets and liabilities, net:
Accounts receivable	(100.2)				18.3
Inventories	38.6				2.3
Other current assets	(27.7)				(6.8)
Accounts payable and accrued expenses	86.4				146.4
Other, net	(0.5)				3.6
Net cash provided by operating activities					209.3
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(2.5)				(45.9)
Acquisition, net of cash acquired	(360.8)				(112.8)
Return of capital from investments					2.4
Net cash used in investing activities	(363.3)				(156.3)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings from senior secured notes	290
Borrowings from revolving credit arrangement					95
Repayments of revolving credit arrangement					(95)
Financing costs	(34.1)
Investment from members	180.2
Net cash (used in) provided by financing activities	436.1				(2.3)
CASH AND CASH EQUIVALENTS
Change in cash and cash equivalents	72.8				50.7
Cash and cash equivalents at beginning of period			72.8		72.8
Cash and cash equivalents at end of period	72.8				123.5	72.8
Northern Tier Energy LLC | Successor | Member Interest
CASH FLOWS FROM FINANCING ACTIVITIES
Distributions					(2.3)
Northern Tier Energy LLC | Predecessor
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME (LOSS)				61			54.7
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization				37.3			40.2
Equity-based compensation expense				0.3			0.3
Equity method investment, net				0.6			0.3
Unrealized (gains) losses from derivative activities				40.9
Deferred income taxes				(0.8)			0.5
Changes in assets and liabilities, net:
Accounts receivable				(16.3)			(14.7)
Inventories				2.5			(6.8)
Accounts payable and accrued expenses				23.8			31.2
Receivables from and payables to related parties				(1.2)			23.8
Other, net				(2.7)			(0.1)
Net cash provided by operating activities				145.4			129.4
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures				(29.8)			(29)
Disposals of assets				0.4			0.7
Return of capital from investments				0.1			3.3
Net cash used in investing activities				(29.3)			(25)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash (used in) provided by financing activities				(115.4)			(103.9)
CASH AND CASH EQUIVALENTS
Change in cash and cash equivalents				0.7			0.5
Cash and cash equivalents at beginning of period				6		6	5.5
Cash and cash equivalents at end of period				6.7			6
Northern Tier Energy LLC | Predecessor | Marathon
CASH FLOWS FROM FINANCING ACTIVITIES
Distributions				$ (115.4)			$ (103.9)

Statement of Shareholders' Equity (USD $) In Millions	Marathon	Net Investment Predecessor	Net Investment Predecessor Marathon	Member Interest Successor
Balance at beginning of period at Dec. 31, 2008		$ 415.5
Net earnings		54.7
Distributions, net			(104)
Balance at end of period at Dec. 31, 2009		366.2
Net earnings		61
Distributions, net			(114.8)
Balance at end of period at Nov. 30, 2010		312.4
Balance at beginning of period at Jun. 22, 2010
Net earnings				24.8
Capital contribution				260.1
Stock-based compensation				0.1
Balance at end of period at Dec. 31, 2010				285
Net earnings				28.3
Distributions, net				(2.3)
Other comprehensive loss				(0.4)
Stock-based compensation				1.6
Balance at end of period at Dec. 31, 2011				$ 312.2

DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
1.	DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

Description of the Business

Northern Tier Energy LP (“NTE LP”) is an independent downstream energy company with refining, retail and pipeline operations that serve the Petroleum Administration for Defense District II (“PADD II”) region of the United States. NTE LP holds 100% of the membership interest in Northern Tier Energy LLC (“NTE LLC”) and was organized in such a way as to be treated as a master limited partnership (“MLP”) for tax purposes. NTE LLC was a wholly-owned subsidiary of Northern Tier Holdings LLC (“NT Holdings”) until July 31, 2012. On July 31, 2012, NT Holdings contributed all of its membership interests in NTE LLC to NTE LP in connection with the closing of the underwritten initial public offering (“IPO”) of NTE LP (see Note 3). NT Holdings is a wholly-owned subsidiary of Northern Tier Investors LLC (“NT Investors”). NT Investors, NT Holdings and NTE LLC were formed by ACON Refining Partners L.L.C. and TPG Refining L.P. and certain members of management (collectively, the “Investors”) during 2010. The St. Paul Park Refinery and Retail Marketing Business were formerly owned and operated by subsidiaries of Marathon Oil Corporation (“Marathon Oil”). These subsidiaries, Marathon Petroleum Company, LP (“MPC LP”), Speedway LLC (“Speedway”) and MPL Investments LLC, are together referred to as “MPC” or “Marathon” and are now subsidiaries of Marathon Petroleum Corporation (“Marathon Petroleum”). Marathon Petroleum was a wholly-owned subsidiary of Marathon Oil until June 30, 2011. Effective December 1, 2010, NTE LLC acquired the business from Marathon for approximately $608 million (the “Marathon Acquisition,” see Note 5).

NTE LP and NTE LLC (collectively, the “Company”) includes the operations of St. Paul Park Refining Co. LLC (“SPPR”) and Northern Tier Retail Holdings LLC (“NTRH”). NTRH is the parent company of Northern Tier Retail LLC (“NTR”) and Northern Tier Bakery LLC (“NTB”). NTR is the parent company of SuperAmerica Franchising LLC (“SAF”). In connection with the IPO of NTE LP (see Note 3), NTE LLC contributed all of its membership interests in NTR, NTB and SAF to NTRH in exchange for all of the membership interests in NTRH. Effective August 1, 2012, NTRH elected to be treated as a corporation for income tax purposes in order to preserve the MLP tax status of NTE LP. SPPR has a 17% interest in MPL Investments Inc. (“MPLI”) and a 17% interest in Minnesota Pipe Line Company, LLC (“MPL”). MPLI owns 100% of the preferred interest in MPL which owns and operates a 455,000 barrel per day (“bpd”) crude oil pipeline in Minnesota (see Note 2).

SPPR, which is located in St. Paul Park, Minnesota, has total crude oil throughput capacity of 84,500 barrels per stream day. Refining operations include crude fractionation, catalytic cracking, hydrotreating, reforming, alkylation, sulfur recovery and a hydrogen plant. The refinery processes predominately North Dakota and Canadian crude oils into products such as gasoline, diesel, jet fuel, kerosene, asphalt, propane, propylene and sulfur. The refined products are sold to markets primarily located in the Upper Great Plains of the United States.

As of September 30, 2012, NTR operates 166 convenience stores under the SuperAmerica brand and SAF supports 68 franchised stores which also utilize the SuperAmerica brand. These 234 SuperAmerica stores are primarily located in Minnesota and Wisconsin and sell gasoline, merchandise, and in some locations, diesel fuel. There is a wide range of merchandise sold at the stores including prepared foods, beverages and non-food items. The merchandise sold includes a significant number of proprietary items.

NTB prepares and distributes food products under the SuperMom’s Bakery brand primarily to SuperAmerica branded retail outlets.

Basis of Presentation

NTE LP conducts all of its operations through NTE LLC and its subsidiaries. NTE LP’s consolidated financial statements are substantially identical to NTE LLC’s consolidated financial statements, with the following exceptions:

•	Earnings per unit (disclosed on NTE LP’s consolidated statement of operations);

•	Partners’ capital and distributions (see Note 13); and

•	Formation cost expense of $1.0 million recorded for NTE LP during the second quarter of 2012.

The accompanying unaudited consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the results for the periods reported have been included. Operating results for the nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012, or for any other period.

The consolidated balance sheet at December 31, 2011 has been derived from the audited financial statements of NTE LLC at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. The accompanying consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto in the final prospectus of NTE LP, dated July 25, 2012, included in NTE LP’s Registration Statement on Form S-1 (File No. 333-178457).

1. DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

Description of the Business

Northern Tier Energy LLC (“NTE” or the “Company”) is an independent downstream energy company with refining, retail and pipeline operations that serve the Petroleum Administration for Defense District II (“PADD II”) region of the United States. The Company is a Delaware limited liability company and is a wholly-owned subsidiary of Northern Tier Holdings LLC (“NT Holdings” or the “Member”). NT Holdings is wholly-owned by Northern Tier Investors LLC (“NTI”). Additionally, NT Holdings has issued preferred stock that is solely owned by an indirect subsidiary of Marathon Petroleum Corporation (“Marathon Petroleum”). Marathon Petroleum was a wholly-owned subsidiary of Marathon Oil Corporation (“Marathon Oil”) until June 30, 2011. NTI, NT Holdings and the Company were formed by ACON Investments L.L.C. and TPG Refining, L.P. and certain members of management (collectively, the “Investors”) during 2010.

Predecessor interests represent the St. Paul Park Refinery & Retail Marketing Business formerly owned and operated by subsidiaries of Marathon Oil. These subsidiaries, Marathon Petroleum Company LP (“MPC LP”), Speedway LLC (“Speedway”) and MPL Investments LLC, are together referred to as “MPC” or “Marathon” and are subsidiaries of Marathon Petroleum. Predecessor interests are hereinafter referred to as the “Predecessor.” Effective December 1, 2010, the Company acquired the Predecessor business from Marathon for approximately $608 million (the “Acquisition”).

The Company includes the operations of the St. Paul Park Refining Co. LLC (“SPPR”) and Northern Tier Retail LLC (“NTR”). The Company also includes Northern Tier Bakery LLC (“NTB”), SuperAmerica Franchising LLC (“SAF”), a 17% interest in MPL Investments Inc. (“MPLI”) and a 17% interest in Minnesota Pipe Line Company, LLC (“Minnesota Pipe Line”). MPLI owns 100% of the preferred interest in Minnesota Pipe Line which owns and operates a 455,000 barrels per day crude oil pipeline in Minnesota (see Note 2).

SPPR, which is located in St. Paul Park, Minnesota, has total crude oil throughput capacity of 74,000 barrels per calendar day. Refinery operations include crude fractionation, catalytic cracking, hydrotreating, reforming, alkylation, sulfur recovery and a hydrogen plant. The refinery processes predominately North Dakota and Canadian crude oils into products such as gasoline, diesel, jet fuel, kerosene, asphalt, propane, propylene and sulfur. The refined products are sold to markets primarily located in the Upper Great Plains of the United States.

NTR operates 166 convenience stores under the SuperAmerica brand. SAF supports 67 franchised stores which also utilize the SuperAmerica brand. The SuperAmerica stores are primarily located in Minnesota and Wisconsin and sell gasoline, merchandise, and in some locations, diesel fuel. There is a wide range of merchandise sold at the stores including prepared foods, beverages and non-food items. The merchandise sold includes a significant number of proprietary items.

NTB prepares and distributes food products under the SuperMom’s Bakery brand primarily to SuperAmerica branded retail outlets.

Basis of Presentation

The accompanying consolidated and combined financial statements present separately the financial position, results of operations, cash flows and changes in equity for both the Company and the Predecessor. In connection with the Acquisition, further described in Note 4, a new accounting basis was established for the Company as of the acquisition date based upon the fair value of the assets acquired and liabilities assumed, in accordance with the guidance for business combinations. Financial information for the pre- and post-acquisition periods has been separated by a line on the face of the consolidated and combined financial statements to highlight the fact that the financial information for such periods have been prepared under two different historical-cost bases of accounting. For all periods prior to the closing of the Acquisition, the accompanying combined financial statements reflect all assets, liabilities, revenues, expenses and cash flows directly attributable to the Predecessor.

Subsequent Events

Events and transactions subsequent to the balance sheet date have been evaluated through April 10, 2012, the date these consolidated and combined financial statements were available to be issued, for potential recognition or disclosure in the financial statements.

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Principles of Consolidation and Combination

NTE LP is a Delaware limited partnership that was established as Northern Tier Energy, Inc. on October 24, 2011 and was subsequently converted into NTE LP as of June 4, 2012. On July 31, 2012, NTE LP closed its IPO whereby it sold 18,687,500 limited partnership units to the public. In connection with the closing of the IPO, NT Holdings contributed all of its membership interests in NTE LLC to NTE LP in exchange for 54,844,500 common units and 18,383,000 PIK units of NTE LP (see Note 3). Upon the closing of the IPO, the consolidated historical financial statements of NTE LLC became the historical financial statements of NTE LP. NTE LP consolidates all accounts of NTE LLC and its subsidiaries. NTE LLC consolidates all accounts of SPPR and NTRH. All significant intercompany accounts have been eliminated in these consolidated financial statements.

NTE LLC was formed on June 23, 2010. The Marathon Acquisition agreement was entered into on October 6, 2010 and closed on December 1, 2010. Accordingly, the accompanying financial statements present the consolidated accounts of such acquired businesses.

The Company’s common equity interest in MPL is accounted for using the equity method of accounting in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 323. Equity income from MPL represents the Company’s proportionate share of net income available to common equity owners generated by MPL.

The equity method investment is assessed for impairment whenever changes in facts or circumstances indicate a loss in value has occurred. When the loss is deemed to be other than temporary, the carrying value of the equity method investment is written down to fair value, and the amount of the write-down is included in net income. See Note 8 for further information on the Company’s equity method investment.

MPLI owns all of the preferred membership units of MPL. This investment in MPLI, which provides the Company no significant influence over MPLI, is accounted for as a cost method investment. The investment in MPLI is carried at a cost of $6.9 million as of September 30, 2012 and December 31, 2011 and is included in other noncurrent assets within the consolidated balance sheets.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the respective reporting periods. Actual results could differ from those estimates. In addition, significant estimates were used in accounting for the Marathon Acquisition under the purchase method of accounting.

Operating Segments

The Company has two reportable operating segments:

•	Refining – operates the St. Paul Park, Minnesota refinery, terminal and related assets, and includes the Company’s interest in MPL and MPLI, and

•	Retail – operates 166 convenience stores primarily in Minnesota and Wisconsin. The retail segment also includes the operations of NTB and SAF.

See Note 21 for further information on the Company’s operating segments.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less from the date of purchase to be cash equivalents.

Property, Plant and Equipment

Property, plant and equipment is recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Such assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected undiscounted future cash flows from the use of the asset and its eventual disposition is less than the carrying amount of the asset, an impairment loss is recognized based on the fair value of the asset.

When property, plant and equipment depreciated on an individual basis is sold or otherwise disposed of, any gains or losses are reported in net income. Gains on the disposal of property, plant and equipment are recognized when earned, which is generally at the time of closing. If a loss on disposal is expected, such losses are generally recognized when the assets are classified as held for sale.

Expenditures for routine maintenance and repair costs are expensed when incurred. Refinery process units require periodic major maintenance and repairs that are commonly referred to as “turnarounds.” The required frequency of the maintenance varies by unit, but generally is every two to six years depending on the processing unit involved. Turnaround costs are expensed as incurred.

Derivative Financial Instruments

The Company is exposed to earnings and cash flow volatility based on the timing and change in refined product prices and crude oil prices. To manage these risks, the Company may use derivative instruments associated with the purchase or sale of crude oil and refined products. Crack spread option and swap contracts are used to hedge the volatility of refining margins. The Company also may use futures contracts to manage price risks associated with inventory quantities above or below target levels. The Company does not enter into derivative contracts for speculative purposes. All derivative instruments are recorded in the consolidated balance sheet at fair value and are classified depending on the maturity date of the underlying contracts. Changes in the fair value of its contracts are accounted for by marking them to market and recognizing any resulting gains or losses in its statements of income. These gains and losses are reported as operating activities within the consolidated statements of cash flows.

Excise Taxes

The Company is required by various governmental authorities, including federal and state, to collect and remit taxes on certain products. Such taxes are presented on a gross basis in revenue and cost of sales in the consolidated statements of operations. These taxes totaled $78.2 million and $64.9 million for the three months ended September 30, 2012 and 2011, respectively, and $215.0 million and $181.5 million for the nine months ended September 30, 2012 and 2011, respectively.

Income Taxes

Effective August 1, 2012, NTRH elected to be treated as a corporation for income tax purposes in order to preserve the MLP tax status of NTE LP. As such, the Company has recorded deferred tax assets and deferred tax liabilities as of the election date. Additionally, the Company recorded current period income taxes for the period from August 1, 2012 through September 30, 2012 (see Note 6) at the NTRH level. Prior to August 1, 2012, all of the Company’s income was derived from subsidiaries which were limited liability companies and were therefore pass-through entities for federal income tax purposes. As a result, the Company did not incur federal income taxes prior to this date.

Reclassification

Certain reclassifications have been made to the prior-year financial information in order to conform to the Company’s current presentation.

Accounting Developments

On January 1, 2012, the Company adopted Accounting Standard Update (“ASU”) No. 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”), which amends current comprehensive income guidance. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. Also effective January 1, 2012, the Company adopted ASU 2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). ASU 2011-12 defers the effectiveness for the requirement to present on the face of our financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The Company’s presentation of comprehensive income in this quarterly report complies with these accounting standards.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 retains the existing offsetting requirements and enhances the disclosure requirements to allow investors to better compare financial statements prepared under GAAP with those prepared under IFRS. This new guidance is to be applied retrospectively. ASU 2011-11 will be effective for the Company’s quarterly and annual financial statements beginning with the first quarter 2013 reporting. The Company believes that the adoption of ASU 2011-11 will not have a material impact on its consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and other” (“ASU 2012-02”). ASU 2012-02 provides guidance on annual impairment testing of indefinite-lived intangible assets. The standards update allows an entity to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount. If based on its qualitative assessment an entity concludes it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, quantitative impairment testing is required. However, if an entity concludes otherwise, quantitative impairment testing is not required. The standards update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company believes that the adoption of ASU 2012-02 will not have a material impact on its consolidated financial statements.

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Principles of Consolidation and Combination

Prior to the closing of the Acquisition, the Predecessor was legally held by multiple subsidiaries and affiliates of Marathon Oil. As such, the accompanying Predecessor financial statements present the combined accounts of such businesses for all periods prior to the Acquisition. The Company was incorporated on June 23, 2010. NTI entered into the Acquisition agreement with Marathon on October 6, 2010. After the closing of the Acquisition on December 1, 2010, the Company acquired the stock or net assets of those Predecessor businesses from NTI. Accordingly, the accompanying financial statements present the consolidated accounts of such acquired businesses for all periods subsequent to December 1, 2010. The Company had no operating activities between its June 23, 2010 inception date and the date the Predecessor businesses were acquired although it incurred various transaction and formation costs which have been included in the total successor period of June 23, 2010 through December 31, 2010 (the “Successor Period”).

All significant intercompany accounts have been eliminated in these consolidated and combined financial statements.

The Company’s and the Predecessor’s 17% common interest in Minnesota Pipe Line is accounted for using the equity method of accounting in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 323. Income from equity method investment represents the Company’s and the Predecessor’s proportionate share of net income available to common owners generated by Minnesota Pipe Line.

The equity method investment is assessed for impairment whenever changes in facts or circumstances indicate a loss in value has occurred. When the loss is deemed to be other than temporary, the carrying value of the equity method investment is written down to fair value, and the amount of the write-down is included in net income. See Note 7 for further information on the Company’s equity investment.

MPLI owns all of the preferred membership units of Minnesota Pipe Line. This investment in MPLI which provides the Company (and previously, the Predecessor) no significant influence over Minnesota Pipe Line is accounted for as a cost method investment. The investment in MPLI is carried at a cost of $6.9 million as of December 31, 2011 and $7.0 as of December 31, 2010 and is included in other noncurrent assets on the consolidated balance sheets.

Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated and combined financial statements and the reported amounts of revenues and expenses during the respective reporting periods. Actual results could differ from those estimates. In addition, significant estimates were used in accounting for the Acquisition under the purchase method of accounting.

The Predecessor financial statements include allocations of general, administrative and overhead costs of Marathon that are attributable to the Predecessor’s operations. Management believes the assumptions and allocations underlying the combined financial statements are reasonable. However, these combined financial statements do not include all of the actual expenses that would have been incurred had the Predecessor been a stand-alone entity during the periods presented and do not reflect the Predecessor’s combined results of operations, financial position and cash flows had it been a stand-alone company during the periods presented.

Operating Segments

The Company has two reportable operating segments:

•	Refining—operates the St. Paul Park, Minnesota, refinery, terminal and related assets, including the Company’s interest in MPLI and Minnesota Pipe Line, and

•	Retail—operates 166 convenience stores primarily in Minnesota and Wisconsin. The Retail segment also includes the operations of NTB and SAF.

See Note 19 for further information on the Company’s operating segments.

Revenue Recognition

Revenues are recognized when products are shipped or services are provided to customers, title is transferred, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded net of discounts granted to customers. Shipping and other transportation costs billed to customers are presented on a gross basis in revenues and cost of sales.

Rebates from vendors are recognized as a reduction of cost of sales when the initiating transaction occurs. Incentives that are derived from contractual provisions are accrued based on past experience and recognized in cost of sales.

Excise Taxes

The Company (and previously, the Predecessor) is required by various governmental authorities, including federal and state, to collect and remit taxes on certain products. Such taxes are presented on a gross basis in revenues and costs and expenses in the consolidated and combined statements of income. These taxes totaled $242.9 million for the year ended December 31, 2011, $25.1 million for the Successor Period, $271.8 million for the eleven months ended November 30, 2010 and $289.6 million for the year ended December 31, 2009.

Refined Product Exchanges

The Company (and previously, the Predecessor) enters into exchange contracts whereby it agrees to deliver a particular quantity and quality of refined products at a specified location and date to a particular counterparty and to receive from the same counterparty a particular quantity and quality of refined products at a specified location on the same or another specified date. The exchange receipts and deliveries are nonmonetary transactions, with the exception of associated grade or location differentials that are settled in cash. These transactions are not recorded as revenue because they involve the exchange of refined product inventories held for sale in the ordinary course of business to facilitate sales to customers. The exchange transactions are recognized at the carrying amount of the inventory transferred plus any cash settlement due to grade or location differentials.

Advertising

The Company (and previously, the Predecessor) expenses the costs of advertising as incurred. Advertising expense was $1.0 million for the year ended December 31, 2011, less than $0.1 million for the Successor Period, $2.6 million for the eleven months ended November 30, 2010 and $2.1 million for the year ended December 31, 2009.

Income Taxes

After the Acquisition, the Company and its subsidiaries are limited liability companies and are therefore pass-through entities for federal income tax purposes. As a result, the Company does not incur federal income taxes. The Predecessor’s taxable income has historically been included in the consolidated U.S. federal income tax returns of Marathon Oil and also in a number of state income tax returns, which were filed as consolidated returns.

For the Predecessor, the provision for income taxes was computed as if the Predecessor were a stand-alone tax-paying entity and as if it paid the amount of its current federal and state tax liabilities to Marathon Oil in each period. As such, the accrual and payment of the current federal and state tax liabilities are recorded within the net investment in the combined financial statements of the Predecessor in the period incurred.

Deferred tax assets and liabilities were recognized based on temporary differences between the financial statement carrying amounts of the Predecessor’s assets and liabilities and their tax bases as reported in Marathon Oil’s tax filings with the respective taxing authorities. The realization of deferred tax assets was assessed periodically based on several interrelated factors. These factors include the Predecessor’s expectation to generate sufficient future taxable income in order to utilize tax credits and operating loss carry-forwards.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less from the date of purchase to be cash equivalents.

Receivables and Allowance for Doubtful Accounts

Receivables of the Company (and previously, the Predecessor) primarily consist of customer accounts receivable. The accounts receivable are due from a diverse base including companies in the petroleum industry, airlines and the federal government. The allowance for doubtful accounts is reviewed quarterly for collectability. All customer receivables are recorded at the invoiced amounts and generally do not bear interest. When it becomes probable the receivable will not be collected, the balances for customer receivables are charged directly to bad debt expense. The allowance for doubtful accounts was less than $0.1 million as of December 31, 2011 and 2010.

Inventories

Inventories are carried at the lower of cost or market value. Cost of inventories is determined primarily under the last-in, first-out (“LIFO”) method. However, the Company (and previously, the Predecessor) maintains some inventories whose cost is primarily determined using the first-in, first-out method. The Company has LIFO pools for crude oil and other feedstocks and for refined products in its Refining segment and a LIFO pool for refined products in its Retail segment for inventory held by the retail stores.

Property, Plant and Equipment

Property, plant and equipment is recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Such assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected undiscounted future cash flows from the use of the asset and its eventual disposition is less than the carrying amount of the asset, an impairment loss is recognized based on the fair value of the asset.

When property, plant and equipment depreciated on an individual basis are sold or otherwise disposed of, any gains or losses are reported in net income. Gains on the disposal of property, plant and equipment are recognized when earned, which is generally at the time of closing. If a loss on disposal is expected, such losses are generally recognized when the assets are classified as held for sale.

Expenditures for routine maintenance and repair costs are expensed when incurred. Refinery process units require periodic major maintenance and repairs that are commonly referred to as “turnarounds.” The required frequency of the maintenance varies by unit, but generally is every two to six years depending on the processing unit involved. Turnaround costs are expensed as incurred.

Internal-Use Software Development Costs

The Company capitalizes certain external and internal computer software costs incurred during the application development stage. The application development stage generally includes software design and configuration, coding, testing and installation activities. Training and maintenance costs are expensed as incurred, while upgrades and enhancements are capitalized if it is probable that such expenditures will result in additional functionality. Capitalized software costs are depreciated over the estimated useful life of the underlying project on a straight-line basis, generally not exceeding five years.

Intangible Assets

Intangible assets primarily include a retail marketing trade name and franchise agreements. These assets have an indefinite life and therefore are not amortized, but rather are tested for impairment annually and when events or changes in circumstances indicate that the fair value of the intangible asset has been reduced below carrying value.

Financing Costs

Financing origination fees are deferred and classified within other assets on the consolidated balance sheet. Amortization is provided on a straight-line basis over the term of the agreement, which approximates the effective interest method.

Derivative Financial Instruments

The Company (and previously, the Predecessor) is exposed to earnings and cash flow volatility based on the timing and change in refined product prices and crude oil prices. To manage these risks, the Company uses derivative instruments associated with the purchase or sale of crude oil and refined products. Crack spread option contracts are used to hedge the volatility of refining margins. The Company also may use futures contracts to manage price risks associated with inventory quantities above or below target levels. The Company does not enter into derivative contracts for speculative purposes. All derivative instruments are recorded in the consolidated balance sheet at fair value and are classified depending on the maturity date of the underlying contracts. Changes in the fair value of its contracts are accounted for by marking them to market and recognizing any resulting gains or losses in its statements of income. These gains and losses are reported within operating activities on the consolidated statements of cash flows.

Environmental Costs

Environmental expenditures are capitalized if the costs mitigate or prevent future contamination or if the costs improve environmental safety or efficiency of the existing assets. The Company (and previously, the Predecessor) provides for remediation costs and penalties when the responsibility to remediate is probable and the amount of associated costs can be reasonably estimated. The timing of remediation accruals coincides with completion of a feasibility study or the commitment to a formal plan of action. Remediation liabilities are accrued based on estimates of known environmental exposure and are discounted when the estimated amounts are reasonably fixed and determinable. If recoveries of remediation costs from third parties are probable, a receivable is recorded and is discounted to net present value when the estimated amount is reasonably fixed and determinable.

Asset Retirement Obligations

The fair value of asset retirement obligations is recognized in the period in which the obligations are incurred if a reasonable estimate of fair value can be made. Conditional asset retirement obligations for removal and disposal of fire-retardant material from certain refining assets have been recognized. The amounts recorded for such obligations are based on the most probable current cost projections. Asset retirement obligations have not been recognized for the removal of materials and equipment from or the closure of certain refinery, pipeline, terminal and retail marketing assets because the fair value cannot be reasonably estimated since the settlement dates of the obligations are indeterminable.

Current inflation rates and credit-adjusted-risk-free interest rates are used to estimate the fair value of asset retirement obligations. Depreciation of capitalized asset retirement costs and accretion of asset retirement obligations are recorded over time. Depreciation is determined on a straight-line basis, while accretion escalates over the lives of the assets.

Employee Benefit Plans

The Predecessor’s employees participated in various employee benefit plans of Marathon. These plans include qualified, non-contributory defined benefit retirement plans, employee savings plans, employee and retiree medical and life insurance plans, dental plans and other such benefits. For the purposes of the combined financial statements, the Predecessor was considered to be participating in multi-employer benefit plans of Marathon. As a participant in multi-employer benefit plans, the Predecessor recognized as expense in each period the required allocations from Marathon, and it did not recognize any employee benefit plan liabilities.

Subsequent to the Acquisition, the majority of the Predecessor’s employees still participated in the employee benefit plans of Marathon under a transition services agreement. See Note 4 for a further description of this transition services agreement.

Any employee not covered under an employee benefit plan of Marathon participates in retirement plans, medical and life insurance plans, dental plans and other such benefits sponsored by the Company (see Note 15).

Stock-Based Compensation

The Company recognizes compensation expense for stock-based awards issued over the requisite service period for each separately vesting tranche, as if multiple awards were granted. Stock-based compensation costs are measured at the date of grant, based on the fair value of the award. Stock-based compensation expense recognized was $1.6 million, $0.1 million, $0.3 million and $0.3 million for the year ended December 31, 2011, the Successor Period ended December 31, 2010, the eleven months ended November 30, 2010, and the year ended December 31, 2009, respectively.

Net Investment

The net investment represents a net balance reflecting Marathon’s initial investment in the Predecessor and subsequent adjustments resulting from the operations of the Predecessor and various transactions between the Predecessor and Marathon. The balance is the result of the Predecessor’s participation in Marathon’s centralized cash management programs under which the Predecessor’s cash receipts were remitted to and all cash disbursements were funded by Marathon. Other transactions affecting the net investment include general, administrative and overhead costs incurred by Marathon that are allocated to the Predecessor. There are no terms of settlement or interest charges associated with the net investment balance.

Comprehensive Income

The Company has unrecognized prior service cost related to its defined benefit cash balance plan as of December 31, 2011 (see Note 15). This unrecognized prior service cost of $0.4 million is recognized directly to member’s interest as an element of other comprehensive income. The Predecessor has reported no comprehensive income due to the absence of items of other comprehensive income in the periods presented.

Concentrations of Risk

The Predecessor is exposed to related party risk as a portion of both sales revenues and costs are derived from transactions with Marathon Oil’s subsidiaries and affiliates. Sales to related parties for eleven months ended November 30, 2010 and for the year ended December 31, 2009 were both 7% of total sales. For the eleven months ended November 30, 2010 and for the year ended December 31, 2009 purchases from related parties were both 45% of total costs and expenses.

The Company (and previously, the Predecessor) is exposed to credit risk in the event of nonpayment by customers. The creditworthiness of customers is subject to continuing review. No single non-related party customer accounts for more than 10% of annual revenues.

Crude oil is the principal raw material for the Company and the majority of the crude oil processed is delivered to the refinery through a pipeline that is owned by Minnesota Pipe Line, a related party. A prolonged disruption of that pipeline’s operations would materially impact the Company’s ability to economically obtain raw materials.

The Company (and previously, the Predecessor) is exposed to concentrated geographical risk as most of its operations are conducted in certain states.

Accounting Developments

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” (“ASU 2011-04”). ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. ASU 2011-04 will be effective for the Company’s quarterly and annual financial statements beginning with our first quarter 2012 reporting. The Company believes that the adoption of this standard will not materially impact its consolidated financial statements because the guidance only provides for enhanced disclosure requirements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”) which amends current comprehensive income guidance. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. ASU 2011-05 will be effective for the Company’s quarterly and annual financial statements beginning with our first quarter 2012 reporting. However, in December 2011 the FASB issued ASU 2011-12 Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the effectiveness for the requirement to present on the face of our financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The Company believes that the adoption of ASU 2011-05, as amended by ASU 2011-12, will not have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 retains the existing offsetting requirements and enhances the disclosure requirements to allow investors to better compare financial statements prepared under U.S. GAAP with those prepared under IFRS. This new guidance is to be applied retrospectively. ASU 2011-11 will be effective for the Company’s quarterly and annual financial statements beginning with our first quarter 2013 reporting. The Company believes that the adoption of ASU 2011-11 will not have a material impact on its consolidated financial statements.

INITIAL PUBLIC OFFERING OF NORTHERN TIER ENERGY LP	9 Months Ended
Sep. 30, 2012
INITIAL PUBLIC OFFERING OF NORTHERN TIER ENERGY LP
3.	INITIAL PUBLIC OFFERING OF NORTHERN TIER ENERGY LP

On July 25, 2012, NTE LP priced 16,250,000 common units in its IPO at a price of $14.00 per unit, and on July 26, 2012, NTE LP common units began trading on the New York Stock Exchange (ticker symbol: NTI). NTE LP closed its IPO of 18,687,500 common units, which included 2,437,500 common units issued pursuant to the underwriters’ exercise of their option to purchase additional common units, on July 31, 2012.

The net proceeds from the IPO of approximately $245 million, after deducting the underwriting discount, along with approximately $56 million of cash on hand were used to: (i) distribute approximately $124 million to NT Holdings, of which approximately $92 million was used to redeem Marathon’s existing preferred interest in NT Holdings and $32 million was distributed to ACON Refining Partners L.L.C., TPG Refining L.P. and entities in which certain members of the Company’s management team hold an ownership interest, (ii) pay $92 million to J. Aron & Company, an affiliate of Goldman, Sachs & Co., related to deferred payment obligations from the early extinguishment of derivatives (see Note 11), (iii) pay $40 million to Marathon, which represents the cash component of a settlement agreement NTE LLC entered into with Marathon in satisfaction of a contingent consideration arrangement that was part of the Marathon Acquisition (see Note 5), (iv) redeem $29 million of NTE LLC senior secured notes at a redemption price of 103% of the principal amount thereof, plus accrued interest, for an estimated $31 million, and (v) pay other offering costs of approximately $15 million.

In connection with the closing of the IPO the following transactions and events occurred in the third quarter of 2012:

•	The settlement agreement with Marathon with respect to the contingent consideration arrangements that were entered into in connection with the Marathon Acquisition became effective (see Note 5);

•	The Company’s management services agreement with ACON Refining Partners L.L.C and TPG Refining L.P. (see Note 4) was terminated;

•	NT Holdings contributed all of its membership interests in NTE LLC to NTE LP in exchange for 54,844,500 common units and 18,383,000 PIK units;

•	NTE LP issued 18,687,500 common units to the public, representing a 20.3% limited partner interest; and

•	NTRH elected to be treated as a corporation for federal income tax purposes, subjecting it to corporate-level tax.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
4.	RELATED PARTY TRANSACTIONS

The Investors, which include ACON Refining Partners L.L.C. and TPG Refining L.P., are related parties of the Company. MPL is also a related party of the Company. Subsequent to the Marathon Acquisition (see Note 5), the Company entered into a crude oil supply and logistics agreement with a third party and no longer has direct transactions with MPL.

Upon completion of the Marathon Acquisition, the Company entered into a management services agreement with the Investors pursuant to which they provided the Company with ongoing management, advisory and consulting services. This management services agreement was terminated in conjunction with the IPO of NTE LP as of July 31, 2012. While this agreement was in effect, the Investors also received quarterly management fees equal to 1% of the Company’s “Adjusted EBITDA” (as defined in the agreement) for the previous quarter (subject to a minimum annual fee of $2 million), as well as reimbursements for out-of pocket expenses incurred by them in connection with providing such management services. The Company recognized management fees relating to these services of $0.3 million and $0.5 million for the three months ended September 30, 2012 and 2011, respectively, and $2.5 million and $1.5 million for the nine months ended September 30, 2012 and 2011, respectively. As a result of the NTE LP IPO, the Company was required to pay the Investors a specified success fee of $7.5 million that is a part of the IPO offering expenses discussed in Note 3.

3. RELATED PARTY TRANSACTIONS

The Investors, which include ACON Investments L.L.C. and TPG Refining, L.P., are related parties of the Company. Minnesota Pipe Line is also a related party of the Company. Subsequent to the Acquisition (see Note 4), the Company entered into a crude oil supply and logistics agreement with a third party and no longer has direct transaction with Minnesota Pipe Line.

Related parties for the Predecessor include the following:

•	Marathon Oil Company (“MOC”), which is a wholly-owned subsidiary of Marathon Oil. MOC purchases or produces crude oil in the United States that is used at MPC’s refineries.

•

MPC LP, which changed its name from Marathon Petroleum Company LLC on October 1, 2010, was a wholly-owned subsidiary of Marathon Oil. MPC LP refines, markets and transports crude oil and petroleum products, primarily in the Midwest, Upper Great Plains, Gulf Coast and southeastern regions of the United States.

•	Marathon Petroleum Trading Canada LLC (“MP Trading Canada”), which was a wholly-owned subsidiary of MPC LP. MP Trading Canada purchases crude oil in Canada to be used at MPC LP’s refineries.

•

Minnesota Pipe Line, in which Marathon owned (and now the Company owns) a 17 percent interest. Minnesota Pipe Line owns and operates a crude oil pipeline running from Clearbrook, Minnesota to Pine Bend, Minnesota.

•	Speedway was a wholly-owned subsidiary of Marathon Oil. Under the Predecessor, Speedway was the owner of the SuperAmerica branded convenience stores that were sold to NTR as part of the Acquisition.

Predecessor revenues from related parties for the eleven months ended November 30, 2010 were $210.1 million and $216.7 million for the year ended December 31, 2009 and represented sales to MPC LP. Related party sales to MPC LP consisted primarily of sales of refined products. Refined product sales to MPC LP were recorded at intercompany transfer prices that were market-based prices.

Predecessor purchases from related parties were as follows:

(in millions)	Eleven Months Ended November 31, 2010	Year Ended December 31, 2009
MOC	$276.9	$155.6
MPC LP	67.5	64.2
MP Trading Canada	992.3	1,027.7
Minnesota Pipe Line	25.3	26.4
Speedway	16.3	16.4

Total	$1,378.3	$1,290.3

Related party purchases from MOC and MP Trading Canada consisted primarily of crude oil. Purchases from MOC were recorded at contracted prices that were market-based. Purchases from MP Trading Canada were recorded at contracted prices based on MP Trading Canada’s acquisition cost, plus an administrative fee. Related party purchases from MPC LP consisted primarily of purchases of refined products and refinery feedstocks, certain general and administrative costs, and costs associated with the Refining segment participating in MPC LP’s multi-employer benefit plans. Refined product and refinery feedstock purchases from MPC LP were recorded at intercompany transfer prices that were market-based prices. Related party purchases from Minnesota Pipe Line consisted primarily of crude oil transportation services which were based on published tariffs. Related party purchases from Speedway consisted of certain overhead costs and costs associated with the Retail segment participating in Speedway’s multi-employer benefit plans.

MPC LP and Speedway provided certain services to the Predecessor such as marketing, crude acquisition, engineering, human resources, insurance, treasury, accounting, tax, legal, procurement and information technology services. Charges for these services were allocated based on usage or other methods, such as headcount, capital employed or store count, which management believes to be reasonable. Related party purchases reflect charges for these services of $26.5 million and $29.1 million for the eleven months ended November 30, 2010 and the year ended December 31, 2009, respectively. The allocation methods included in the combined income statements were consistently applied.

For the purposes of the combined financial statements, the Predecessor was considered to participate in multi-employer benefit plans of MPC LP and Speedway. The Predecessor’s allocated share of MPC LP and Speedway’s employee benefit plan expenses, including costs related to stock-based compensation plans, is included in related party purchases and was $21.5 million and $20.3 million for the eleven months ended November 30, 2010 and the year ended December 31, 2009, respectively. Expenses for employee benefit plans other than stock-based compensation plans were allocated to the Predecessor primarily as a percentage of salary and wage expense. For the stock-based compensation plans, the Predecessor was charged with the expenses directly attributed to its employees which were $0.3 million for the eleven months ended November 30, 2010 and the year ended December 31, 2009.

Upon completion of the Acquisition, the Company entered into a management services agreement with the Investors pursuant to which they provide the Company with ongoing management, advisory and consulting services. The Investors also receive quarterly management fees equal to 1% of the Company’s “Adjusted EBITDA” (as defined in the agreement) for the previous quarter (subject to a minimum annual fee of $2 million), as well as reimbursements for out-of pocket expenses incurred by them in connection with providing such management services. The Company also pays the Investors’ specified success fees in connection with advice they provide in relation with certain corporate transactions. For the year ended December 31, 2011, the Company incurred fees relating to these services of $2.1 million.

ACQUISITION	12 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2012 Marathon
ACQUISITION

4. ACQUISITION

As previously described in Note 1, effective December 1, 2010, the Company acquired the Predecessor business from MPC for $608 million. Included in this amount was the estimated fair value of earn-out payments of $54 million as of the Acquisition date. Of the $608 million purchase price, $361 million was paid in cash as of December 31, 2010 and $80 million was satisfied by issuing MPC a perpetual payment in kind preferred interest in NT Holdings. The residual purchase price of $113 million (excluding the contingent earn-out consideration) was paid during the three months ended March 31, 2011.

The Company will be required to pay Marathon the earn-out payments if the Company’s Adjusted EBITDA (as defined in the agreement, the “Agreement Adjusted EBITDA”) exceeds $165 million less, among other things, any rental expense related to the real estate lease arrangement (described below) during any year in each of the next eight years following the Acquisition. Agreement Adjusted EBITDA adjusts for, among other items, (i) any unrealized gains or losses relating to derivative activities, (ii) any gains or losses generated by the liquidation of any LIFO inventory layers, (iii) any losses related to lower of cost or market inventory adjustments, and (iv) any gains on the sale of property, plant or equipment and certain other assets. Marathon will receive 40% of the amount by which Agreement Adjusted EBITDA exceeds the specified threshold in any year during the eight years following the Acquisition not to exceed $125 million over the eight years following the Acquisition. The Acquisition agreement also includes a margin support component that requires Marathon to pay the Company up to $30 million per year to the extent the Agreement Adjusted EBITDA is below $145 million less, among other things, any rental expense related to the real estate lease arrangement (described below), in either of the first two twelve month periods ending November 30, 2011 or 2012 up to a maximum of $60 million. Any such payments made by Marathon will increase the amount that we may be required to pay Marathon over the earn-out period (see Note 18). Subsequent fair value adjustments to these collective contingent consideration arrangements (earn-out arrangement and margin support arrangement) will be recorded in the statement of income based on quarterly remeasurements. See Note 12 for further information on the Company’s fair value measurements.

The cash component of the purchase price along with acquisition related costs were financed by an approximate $180 million cash investment by the Investors and aggregate borrowings of $290 million. See Note 11 for a description of the Company’s financing arrangements.

Concurrent with the Acquisition, the following transactions also occurred:

•

Certain Marathon assets (including real property interests and land related to 135 of the SuperAmerica convenience stores and the SuperMom’s bakery) were sold to a third party equity real estate investment trust. In connection with the closing of the Acquisition, the Company is leasing these properties from the real estate investment trust on a long-term basis.

•	A third-party purchased substantially all of the crude oil inventory associated with operations of the refinery directly from Marathon.

The Acquisition was accounted for by the purchase method of accounting for business combinations. The excess of the estimated fair value of the net assets acquired over total purchase consideration was recorded as an estimated bargain purchase gain during 2010. This gain was a result of the market dynamics from the time the purchase price was agreed upon compared to the market as of the closing date of the Acquisition.

The accompanying consolidated financial statements include the following fair value allocation of the purchase of the net assets acquired:

(in millions)
Total consideration	$608.0
Allocation of consideration:
Store cash acquired	0.6
Inventory	195.0
Property, plant and equipment	385.0
Minnesota Pipe Line investment	93.0
MPLI investment	7.0
Intangible assets	35.4
Margin support contract	17.3
Derivative liability	(40.9)
Lease financing obligation	(24.5)
Other, net	(8.5)

Bargain purchase gain	$(51.4)

At this time, the valuations and other studies needed to provide a final basis for estimating the fair value of the net assets acquired have been completed.

MPC agreed to provide the Company with administrative and support services subsequent to the Acquisition pursuant to a transition services agreement, including finance and accounting, human resources, and information systems services, as well as support services generally for a period of up to eighteen months in connection with the transition from being a part of MPC’s systems and infrastructure to having its own systems and infrastructure. The transition services agreement required the Company to pay MPC for the provision of the transition services, as well as to reimburse MPC for compensation paid to MPC employees providing such transition services. In addition, under the agreement, Marathon provided support services for the operation of the refining and retail business segments, using the employees that were ultimately expected to be transitioned to the Company. The Company was obligated to reimburse MPC for the compensation paid to MPC employees providing such operations services, plus the agreed burden rates. MPC was obligated to provide these services to the Company for twelve months from the Acquisition date, but the services could be extended for an additional six months beyond the initial twelve month period, if necessary. The transition services agreement may be terminated by a mutual agreement of the parties, and the Company or MPC may also unilaterally terminate the agreement upon a material breach by the other party. For the year ended December 31, 2011, the Company has recognized expenses of approximately $15.0 million related to administrative and support services. The Company also paid $6.7 million in December 2010 of which $6.1 million was amortized during 2011 as these services were incurred. The majority of transition services have been completed as of December 31, 2011.

5.	MARATHON ACQUISITION

As previously described in Note 1, effective December 1, 2010, the Company acquired the business from MPC for $608 million. The Marathon Acquisition was accounted for by the purchase method of accounting for business combinations. Included in this amount was the estimated fair value of earn-out payments of $54 million as of the acquisition date. Of the remainder of the $608 million purchase price, $361 million was paid in cash as of December 31, 2010 and $80 million was satisfied by issuing MPC a perpetual payment in kind preferred interest in NT Holdings. The residual purchase price of $113 million (excluding the contingent earn-out consideration) was paid during the three months ended March 31, 2011. Upon the closing of the NTE LP IPO, MPC’s perpetual payment in kind preferred interest in NT Holdings was redeemed at par plus accrued interest for a total of approximately $92 million.

The cash component of the purchase price along with acquisition related costs were financed by an approximately $180 million cash investment by the Investors and aggregate borrowings of $290 million. See Note 12 for a description of the Company’s financing arrangements.

Concurrent with the Marathon Acquisition, the following transactions also occurred:

•

Certain Marathon assets (including real property interests and land related to 135 of the SuperAmerica convenience stores and the SuperMom’s bakery) were sold to a third party equity real estate investment trust. In connection with the closing of the Marathon Acquisition, the Company is leasing these properties from the real estate investment trust on a long-term basis.

•	A third-party purchased substantially all of the crude oil inventory associated with operations of the refinery directly from Marathon.

The Marathon Acquisition included contingent consideration arrangements under which the Company could have received margin support payments of up to $60 million from MPC or could have paid MPC net earn-out payments of up to $125 million over the term of the arrangements, depending on the Company’s Adjusted EBITDA as defined in the arrangements. On May 4, 2012, NTE LLC entered into a settlement agreement with MPC regarding the contingent consideration. The settlement agreement was contingent upon the consummation of the IPO of NTE LP, which occurred on July 31, 2012 (see Note 3). Pursuant to this settlement agreement, MPC received $40 million of the net proceeds from the IPO of NTE LP and NT Holdings issued MPC a new $45 million perpetual payment in kind preferred interest in NT Holdings in consideration for relinquishing all claims with respect to earn-out payments under the contingent consideration agreement. This preferred interest in NT Holding will not be dilutive to NTE LP unitholders. The Company also agreed, pursuant to the settlement agreement, to relinquish all claims to margin support payments under the margin support agreement. Upon the consummation of the NTE LP IPO, the Company reversed the amounts recorded for the margin support and earn-out arrangements and recorded a liability of $85 million representing the amount of the settlement agreement. The net impact of these adjustments resulted in a charge of $38.5 million recognized during the three months ended September 30, 2012.

MPC agreed to provide the Company with administrative and support services subsequent to the Marathon Acquisition pursuant to a transition services agreement, including finance and accounting, human resources, and information systems services, as well as support services generally for a period of up to eighteen months in connection with the transition from being a part of MPC’s systems and infrastructure to having its own systems and infrastructure. The transition services agreement required the Company to pay MPC for the provision of the transition services, as well as to reimburse MPC for compensation paid to MPC employees providing such transition services. In addition, under the agreement, Marathon provided support services for the operation of the refining and retail business segments, using the employees that were ultimately expected to be transitioned to the Company. The Company was obligated to reimburse MPC for the compensation paid to MPC employees providing such operations services, plus the agreed burden rates. For the three and nine months ended September 30, 2011, the Company recognized expenses of approximately $3.9 million and $14.0 million, respectively, related to administrative and support services. The Company also paid $6.7 million in December 2010 of which $1.7 million and $5.0 million was amortized during the three and nine months ended September 30, 2011, respectively. The majority of transition services were completed as of December 31, 2011 and, as such, the nine months ended September 30, 2012 include no transition service charges from MPC.

INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INCOME TAXES
6.	INCOME TAXES

On July 31, 2012, NTRH was established as the parent company of NTR and NTB. NTRH elected to be taxed as a corporation for federal and state income tax purposes effective August 1, 2012. Prior to that, no provision for federal income tax was calculated on earnings of the Company or its subsidiaries as all entities were non-taxable. The Company’s policy is to recognize interest related to any underpayment of taxes as interest expense, and any penalties as administrative expenses.

On August 1, 2012, the Company recorded an $8.0 million tax charge to recognize its deferred tax asset and liability positions as of NTRH’s election to be taxed as a corporation. As of NTRH’s election date, the Company recorded a current deferred tax asset of $2.2 million, included in other current assets, and a non-current deferred tax liability of $10.2 million, included in other liabilities.

The income tax provision in the accompanying consolidated financial statements consists of the following:

	Three Months Ended	Nine Months Ended
(in millions)	September 30, 2012	September 30, 2012
Current tax expense	$—	$0.1
Deferred tax expense	7.7	7.7

Total tax expense	$7.7	$7.8

The Company’s effective tax rate for the three and nine months ended September 30, 2012 was 11.2% and 6.5%, respectively, as compared to the Company’s combined federal and state expected statutory tax rate of 40.4%. The Company’s effective tax rate for the three and nine months ended September 30, 2012 is lower than the statutory rate primarily due to the fact that only the retail operations of the Company are taxable entities. This lowering of the effective tax rate is partially offset by the impact of the opening deferred tax charge of $8.0 million as of the effective date of NTRH electing to be treated as a taxable entity.

As a result of the Company’s analysis, management has determined that the Company does not have any material uncertain tax positions.

5. INCOME TAXES

For the period subsequent to the Acquisition, the Company is a pass through entity for federal income tax purposes. As a result, there are no federal income taxes incurred. For the year ended December 31, 2011 and the Successor Period ended December 31, 2010 the Company incurred state income taxes of less than $0.1 million.

For all periods prior to the Acquisition, the taxable results of the Predecessor were included in the consolidated U.S. federal and various state and local tax returns of Marathon Oil. Also, in certain state, local and foreign jurisdictions, the Predecessor filed on a stand-alone basis. The tax provisions and related balance sheet disclosures for the period prior to the closing of the Acquisition have been prepared assuming the Predecessor was a stand-alone taxpayer for the periods presented.

The components of the Predecessor’s income tax provision are as follows:

	Predecessor
(in millions)	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Income Tax Provision
Federal
Current	$51.2	$25.9
Deferred	(0.6)	0.4

	$50.6	$26.3
State and local
Current	$16.7	$8.4
Deferred	(0.2)	0.1

	$16.5	$8.5
Total
Current	$67.9	$34.3
Deferred	(0.8)	0.5

	$67.1	$34.8

A reconciliation of the federal statutory income tax rate (35 percent) for the Predecessor applied to income before income taxes to the provision for income taxes is as follows:

	Predecessor
(in millions)	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Statutory rate applied to income before taxes	$44.8	$31.3
State and local income taxes, net of federalincome tax effects	10.7	5.5
Domestic manufacturing deductions	(2.6)	(1.2)
Valuation allowance for capital loss carryforward	14.3	—
Dividend received deduction	(0.2)	(0.9)
Other, net	0.1	0.1

Actual income tax provision	$67.1	$34.8

As further described in Note 10, net income for the eleven months ended November 30, 2010 included unrealized losses of $40.9 million related to derivative instruments held on November 30, 2010. For income tax purposes, MPC must classify gains and losses on these instruments as capital gains and losses. These capital losses may only be deducted for tax purposes to the extent of capital gains. For the purposes of the combined financial statements, management believes it is more likely than not that the Predecessor will not generate sufficient future capital gains to realize the capital losses. As such, a valuation allowance has been provided for the full value of the tax benefits related to these unrealized losses.

The results of Speedway, SuperMom’s LLC and the interest in Minnesota Pipe Line were included in the income tax returns of MPC LP prior to January 1, 2010. Beginning in 2010, the activity of these businesses was included in Marathon Oil’s income tax returns. MPC LP and Marathon Oil are continuously undergoing examination of their U.S. federal income tax returns by the Internal Revenue Service. Such audits have been completed through the 2007 tax year. MPC LP and Marathon Oil believe they have made adequate provision for federal income taxes and interest which may become payable for years not yet settled. Further, MPC LP and Marathon Oil are routinely involved in Minnesota tax audits. MPC LP and Marathon Oil believe all other audits will be resolved within the amounts paid and/or provided for these liabilities.

The Company (and previously, the Predecessor) follows the provisions of ASC 740 related to accounting for uncertainties in income taxes. No unrecognized tax benefits are recorded by the Company as of December 31, 2011 and 2010.

INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INVENTORIES
7.	INVENTORIES

	September 30,	December 31,
(in millions)	2012	2011
Crude oil and refinery feedstocks	$3.5	$9.1
Refined products	118.6	109.1
Merchandise	19.6	21.1
Supplies and sundry items	14.5	14.8

Total	$156.2	$154.1

The LIFO method accounted for 78% and 77% of total inventory value at September 30, 2012 and December 31, 2011, respectively. Current acquisition costs were estimated to exceed the LIFO inventory value by $3.4 million and $20.0 million at September 30, 2012 and December 31, 2011, respectively.

6. INVENTORIES

(in millions)	December 31, 2011	December 31, 2010
Crude oil and refinery feedstocks	$9.1	$24.3
Refined products	109.1	102.7
Merchandise	21.1	14.8
Supplies and sundry items	14.8	14.6

Total	$154.1	$156.4

The LIFO method accounted for 77% and 81% of total inventory value at December 31, 2011 and 2010, respectively. Current acquisition costs were estimated to exceed the LIFO inventory value by $20.0 million and $2.1 million at December 31, 2011 and 2010, respectively. During 2011, reductions in quantities of crude oil and refinery feedstocks inventory resulted in a liquidation of LIFO inventory quantities acquired at lower costs in prior years. The 2011 LIFO liquidation resulted in a decrease in cost of sales of approximately $4.1 million. As a result of LIFO inventory liquidations in prior periods, cost of sales decreased and income from operations increased by $2.1 million, $2.1 million and $1.7 million for the Successor Period ended December 31, 2010, the eleven months ended November 30, 2010, and the year ended December 31, 2009, respectively.

EQUITY METHOD INVESTMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
EQUITY METHOD INVESTMENT
8.	EQUITY METHOD INVESTMENT

The Company has a 17% common equity interest in MPL. The carrying value of this equity method investment was $88.3 million and $89.9 million at September 30, 2012 and December 31, 2011, respectively.

As of September 30, 2012 and December 31, 2011, the carrying amount of the equity method investment was $6.7 million and $6.9 million higher than the underlying net assets of the investee, respectively. The Company is amortizing this difference over the remaining life of MPL’s primary asset (the fixed asset life of the pipeline).

Distributions received from MPL were $4.2 million and $2.5 million for the three months ended September 30, 2012 and 2011, respectively, and $10.0 million and $4.9 million for the nine months ended September 30, 2012 and 2011, respectively. Equity income from MPL was $2.8 million and $0.9 million for the three months ended September 30, 2012 and 2011, respectively, and $8.7 million and $3.2 million for the nine months ended September 30, 2012 and 2011, respectively.

7. EQUITY METHOD INVESTMENT

The Company (and previously, the Predecessor) has a 17% common interest in Minnesota Pipe Line. The carrying value of this equity method investment was $89.9 million and $92.4 million at December 31, 2011 and 2010, respectively.

Summarized financial information for Minnesota Pipe Line is as follows:

	Successor		Predecessor
(in millions)	Year Ended December 31, 2011	One Month Ended December 31, 2010	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Revenues	$115.6	$8.7	$101.6	$101.5
Operating costs and expenses	53.8	7.4	36.8	55.6
Income from operations	43.2	1.3	42.4	18.4
Net income	43.2	1.3	42.4	18.4
Net income available to common shareholders	33.5	0.5	33.6	8.7

	Successor
(in millions)	December 31, 2011	December 31, 2010
Balance sheet data:
Current assets	$12.1	$8.0
Noncurrent assets	492.8	507.6

Total assets	$504.9	$515.6

Current liabilities	$16.6	$13.8
Noncurrent liabilities	0.1	0.2

Total liabilities	$16.7	$14.0

Members capital	$488.2	$501.6

As of December 31, 2011 and 2010, the carrying amount of the equity method investment was $6.9 million and $7.1 million higher than the underlying net assets of the investee, respectively. The Company is amortizing this difference over the remaining life of Minnesota Pipe Line’s primary asset (the fixed asset life of the pipeline).

Distributions received from Minnesota Pipe Line were $8.0 million for the year ended December 31, 2011, $0.7 for the Successor Period ended December 31, 2010, $6.0 million for the eleven months ended November 30, 2010 and $1.4 million for the year ended December 31, 2009.

PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
9.	PROPERTY, PLANT AND EQUIPMENT

Major classes of property, plant and equipment (“PP&E”) consisted of the following:

	Estimated	September 30,	December 31,
(in millions)	Useful Lives	2012	2011
Land		$8.7	$8.7
Retail stores and equipment	2 - 22 years	46.6	50.4
Refinery and equipment	5 - 24 years	329.2	318.1
Software	5 years	16.3	14.7
Other equipment	2 - 7 years	6.5	1.9
Precious metals		10.5	10.5
Assets under construction		12.8	17.4

		430.6	421.7
Less: accumulated depreciation		53.9	30.5

Property, plant and equipment, net		$376.7	$391.2

PP&E included gross assets acquired under capital leases of $7.9 million and $12.5 million at September 30, 2012 and December 31, 2011, respectively, with related accumulated depreciation of $0.6 million and $1.4 million, respectively.

8. PROPERTY, PLANT AND EQUIPMENT

Major classes of property, plant and equipment (“PP&E”) consisted of the following:

(in millions)	Estimated Useful Lives	December 31, 2011	December 31, 2010
Land		$8.7	$8.7
Retail stores and equipment	2 - 22 years	50.4	61.2
Refinery and equipment	5 - 24 years	318.1	271.2
Software	5 years	14.7	—
Other equipment	2 - 7 years	1.9	1.8
Precious metals		10.5	10.5
Assets under construction		17.4	35.1

		421.7	388.5
Less: accumulated depreciation		30.5	2.2

Property, plant and equipment, net		$391.2	$386.3

PP&E included gross assets acquired under capital leases of $12.5 million and $12.5 million with related amounts of accumulated depreciation and amortization of $1.4 million and less than $0.1 million at December 31, 2011 and 2010, respectively.

INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

Intangible assets are comprised of franchise rights amounting to $19.8 million and trademarks amounting to $15.6 million at both September 30, 2012 and December 31, 2011. These assets have an indefinite life and therefore are not amortized, but rather are tested for impairment annually or sooner if events or changes in circumstances indicate that the fair value of the intangible asset has been reduced below carrying value.

9. INTANGIBLE ASSETS

Intangible assets were ascribed value as a result of the Acquisition and are comprised of franchise rights amounting to $19.8 million and trademarks amounting to $15.6 million at both December 31, 2011 and 2010. These assets have an indefinite life and therefore are not amortized, but rather are tested for impairment annually or sooner if events or changes in circumstances indicate that the fair value of the intangible asset has been reduced below carrying value.

DERIVATIVES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DERIVATIVES
11.	DERIVATIVES

The Company is subject to crude oil and refined product market price fluctuations caused by supply conditions, weather, economic conditions and other factors. In October 2010, at the request of the Company, MPC initiated a strategy to mitigate refining margin risk on a portion of the business’s 2011 and 2012 projected refining production. In connection with the Marathon Acquisition, derivative instruments executed pursuant to this strategy, along with all corresponding rights and obligations, were assumed by the Company. The Company also may periodically use futures contracts to manage price risks associated with inventory quantities above or below target levels.

Under the risk mitigation strategy, the Company may buy or sell an amount equal to a fixed price times a certain number of barrels, and to buy or sell in return an amount equal to a specified variable price times the same amount of barrels. Physical volumes are not exchanged and these contracts are net settled with cash. The contracts are not being accounted for as hedges for financial reporting purposes. The Company recognizes all derivative instruments as either assets or liabilities at fair value on the balance sheet and any related net gain or loss is recorded as a gain or loss in the derivative activity captions on the consolidated statements of income. Observable quoted prices for similar assets or liabilities in active markets (Level 2 as described in Note 14) are considered to determine the fair values for the purpose of marking to market the derivative instruments at each period end. At September 30, 2012 and December 31, 2011, the Company had open commodity derivative instruments consisting of crude oil futures to buy 9 million and 17 million barrels, respectively, and refined products futures and swaps to sell 9 million and 17 million barrels, respectively, primarily to mitigate the volatility of refining margins through 2012 and 2013.

For the three months ended September 30, 2012 and 2011, the Company recognized losses of $115.0 million and $153.1 million, respectively related to derivative activities. Of these total losses, $44.7 million and $112.5 million represented realized losses on settled contracts for the three months ended September 30, 2012 and 2011, respectively. Additionally, the Company recognized unrealized losses of $70.3 million and $40.6 million on open contracts for the three months ended September 30, 2012 and 2011, respectively. For the nine months ended September 30, 2012 and 2011, there were losses related to derivative activities of $269.2 million and $580.9 million, respectively. Of these total losses, $301.8 million and $246.4 million represented realized losses on settled contracts (including early extinguishments as noted below) for the nine months ended September 30, 2012 and 2011, respectively. Additionally, the Company recognized unrealized gains of $32.6 million and unrealized losses of $334.5 million on open contracts for the nine months ended September 30, 2012 and 2011, respectively.

During the first and second quarter of 2012, the Company entered into arrangements to settle or re-price a portion of its existing derivative instruments ahead of their respective expiration dates. The Company incurred $136.8 million of realized losses related to these early extinguishments. The cash payments for the early extinguishment of these derivative instruments were deferred at the time of settlement. In August 2012, the Company paid $92 million related to these early settlements with the proceeds from the IPO (see Note 3). The remainder of these losses come due beginning in September 2012 and ending in January 2014. The early extinguishments were treated as a current period loss as of the date of extinguishment. Interest accrues on the remaining deferred loss liabilities at a weighted average interest rate of 7.1%. Interest expense related to these liabilities in the three and nine months ended September 30, 2012 was $1.0 and $2.0 million, respectively. The deferred payment obligations related to these early extinguishment losses are included in the September 30, 2012 balance sheet as $35.9 million within current liabilities and $5.2 million in long-term liabilities under the accrued liabilities and other liabilities captions, respectively.

The following table summarizes the fair value amounts of the Company’s outstanding derivative instruments by location on the balance sheet as of September 30, 2012 and December 31, 2011:

(in millions)	Balance Sheet Classification	September 30, 2012	December 31, 2011
Commodity swaps and futures	Current assets	$0.2	$—
Commodity swaps and futures	Noncurrent assets	1.9	—
Commodity swaps and futures	Current liabilities	(71.2)	(109.9)
Commodity swaps and futures	Noncurrent liabilities	(8.0)	—

Net liability position		$(77.1)	$(109.9)

The Company is exposed to credit risk in the event of nonperformance by its counterparty on these derivative instruments. The counterparties are large financial institutions with credit ratings of at least BBB by Standard and Poor’s and A3 by Moody’s. In the event of default, the Company would potentially be subject to losses on a derivative instrument’s mark-to-market gains. The Company does not expect nonperformance on any of its derivative instruments.

The Company is not subject to any margin calls for these crack spread derivatives and the counterparty does not have the right to demand any additional collateral. Any outstanding collateral is released to the Company upon settlement of the related derivative instrument.

10. DERIVATIVES

The Company is subject to crude oil and refined product market price fluctuations caused by supply conditions, weather, economic conditions and other factors. In October 2010, at the request of the Company, MPC initiated a crack spread derivative strategy to mitigate refining margin risk on a portion of the business’ 2011 and 2012 projected refinery production. In connection with the Acquisition, derivative instruments executed pursuant to this strategy, along with all corresponding rights and obligations, were assumed by the Company. The Company also may periodically use futures contracts to manage price risks associated with inventory quantities above or below target levels.

Under the derivative strategy, the Company agrees to buy or sell an amount equal to a fixed price times a certain number of barrels, and to buy or sell in return an amount equal to a specified variable price times the same amount of barrels. Physical volumes are not exchanged and these contracts are net settled with cash. The contracts are not being accounted for as hedges for financial reporting purposes. The Company recognizes all derivative instruments as either assets or liabilities at fair value on the balance sheet and any related net gain or loss is recorded as a gain or loss in the derivative activity caption on the consolidated and combined statements of income. Observable quoted prices for similar assets or liabilities in active markets (Level 2 as described in Note 12) are considered to determine the fair values for the purpose of marking to market the derivative instruments at each period end. At December 31, 2011, the Company had open commodity derivative instruments consisting of crude oil futures to buy 17 million barrels and refined products futures and swaps to sell 17 million barrels primarily to protect the value of refining margins through 2012. For the year ended December 31, 2011, there were losses related to derivative activities of $352.2 million. Of these total losses, $310.3 million represented realized losses on settled contracts and $41.9 million represented unrealized losses on open contracts for the year ended December 31, 2011.

At December 31, 2010, the Company had open commodity derivative instruments consisting of crude oil futures and finished product swaps on 35 million barrels. For the Successor Period ended December 31, 2010 and for the eleven months ended November 30, 2010, there were unrealized losses related to derivative activities of $27.1 million and $40.9 million, respectively.

The following table summarizes the fair value amounts of the Company’s outstanding derivative instruments by location on the balance sheet as of December 31, 2011 and 2010:

(in millions)	Balance Sheet Classification	December 31, 2011	December 31, 2010
Commodity swaps and futures	Current liabilities	$109.9	$45.6
Commodity swaps and futures	Noncurrent liabilities	—	22.4

		$109.9	$68.0

Under the Company’s crack spread derivative strategy, the Company is exposed to credit risk in the event of nonperformance by its counterparty on these derivative instruments. The counterparty is a large financial institution with a credit rating as of December 31, 2011 of at least A- by Standard and Poor’s and A1 by Moody’s. In the event of default, the Company would potentially be subject to losses on a derivative instrument’s mark-to-market gains. The Company does not expect nonperformance on any of its derivative instruments.

The Company has provided letters of credit for a fixed dollar amount under its asset-based revolving credit facility (as discussed in Note 11) to the counterparty on the derivative instruments utilized under the crack spread derivative strategy. The Company is not subject to any margin calls for these crack spread derivatives and the counterparty does not have the right to demand any additional collateral beyond the aforementioned fixed dollar letters of credit. Any outstanding collateral is released to the Company upon settlement of the related derivative instrument.

DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
12.	DEBT

In connection with the Marathon Acquisition, NTE LLC entered into various financing arrangements including $290.0 million of 10.50% Senior Secured Notes due December 1, 2017 (“Secured Notes”) and a $300 million secured asset-based revolving credit facility (“Initial ABL Facility”).

Secured Notes

The Secured Notes are guaranteed, jointly and severally, on a senior secured basis by all of the Company’s existing and future direct and indirect subsidiaries; however, not on a full and unconditional basis as a result of subsidiaries being able to be released as guarantors under certain customary circumstances for such arrangements. A subsidiary guarantee can be released under customary circumstances, including (a) the sale of the subsidiary, (b) the subsidiary is declared “unrestricted,” (c) the legal or covenant defeasance or satisfaction and discharge of the indenture, or (d) liquidation or dissolution of the subsidiary. Separate condensed consolidating financial information is not included as the Company does not have independent assets or operations. The Company is required to make interest payments on June 1 and December 1 of each year, which commenced on June 1, 2011. There are no scheduled principal payments required prior to the notes maturing on December 1, 2017. Borrowings bear interest at 10.50%.

At any time prior to the maturity date of the notes, the Company may, at its option, redeem all or any portion of the notes for the outstanding principal amount plus unpaid interest and a make-whole premium as defined in the indenture. If the Company experiences a change in control or makes certain asset dispositions, as defined under the indenture, the Company may be required to repurchase all or part of the notes plus unpaid interest and in certain cases pay a redemption premium. During the third quarter of 2012, the Company used a portion of the NTE LP IPO proceeds to redeem $29 million of the principal amount of the Secured Notes at a redemption price of 103% of the principal amount thereof, plus accrued interest, for approximately $31 million (see Note 3), leaving $261.0 million outstanding at September 30, 2012. Due to this call payment, the Company recognized a non-cash charge to interest expense of $1.1 million for a proportionate impairment of the capitalized origination costs from the bond issuance. Additionally, the Company recorded a $0.9 million charge to interest expense related to the 3% premium on the redemption.

At issuance, the Secured Notes contained a number of covenants that, among other things, restricted the ability, subject to certain exceptions, of the Company and its subsidiaries to sell or otherwise dispose of assets, including capital stock of subsidiaries, incur additional indebtedness or issue preferred stock, repay other indebtedness, pay dividends and distributions or repurchase capital stock, create liens on assets, make investments, loans or advances, make certain acquisitions, engage in mergers or consolidations, engage in certain transactions with affiliates, change the business conducted by itself and its subsidiaries, and enter into agreements that restrict dividends from restricted subsidiaries.

Subsequent to September 30, 2012, NTE LLC completed a cash tender offer for any and all of the $261 million outstanding principal amount of the Secured Notes and, in conjunction therewith, amended the indenture governing the Secured Notes to eliminate most covenants, certain events of default and certain other provisions contained in the indenture. Additionally, NTE LLC and its subsidiary, Northern Tier Finance Corporation, completed a private offering of $275 million in aggregate principal amount of 7.125% senior secured notes due 2020 (see Note 22 – Subsequent Events).

ABL Facility

On July 17, 2012, the Company entered into an amendment of its Initial ABL Facility. The amendment to the Initial ABL Facility (the “Amended ABL Facility”), among other things, (i) changed the amount by which the aggregate principal amount of the revolving credit facility can be increased from $100 million to $150 million for a maximum aggregate principal amount of $450 million subject to borrowing base availability and lender approval, (ii) reduced the rates at which borrowings under the revolving credit facility bear interest, and (iii) extended the maturity of the revolving credit facility from December 1, 2015 to July 17, 2017.

The amendment to the revolving credit facility removed the requirement that the Company satisfy a pro forma minimum fixed charge coverage test in connection with consummating certain transactions, including the making of certain Restricted Payments and Permitted Payments (each as defined in the Amended ABL Facility). In connection with the removal of this requirement, the Amended ABL Facility also revised the springing financial covenant to provide that, if the amount available under the revolving credit facility is less than the greater of (i) 12.5% (changed from 15%) of the lesser of (x) the $300 million commitment amount and (y) the then-applicable borrowing base and (ii) $22.5 million, the Company must comply with a minimum Fixed Charge Coverage Ratio (as defined in the Amended ABL Facility) of at least 1.0 to 1.0. Other covenants that were common to both the Initial ABL Facility and the Amended ABL Facility include, but are not limited to: restrictions, subject to certain exceptions, on the ability of the Company and its subsidiaries to sell or otherwise dispose of assets, incur additional indebtedness or issue preferred stock, pay dividends and distributions or repurchase capital stock, create liens on assets, make investments, loans or advances, make certain acquisitions, engage in mergers or consolidations, and engage in certain transactions with affiliates.

In connection with this amendment, the Company recognized a one-time, non-cash charge to interest expense of approximately $3.5 million during the third quarter of 2012 related to the write-off of previously capitalized deferred financing costs.

Borrowings under the Amended ABL Facility bear interest, at the Company’s option, at either (a) an alternative base rate, plus an applicable margin (ranging between 1.00% and 1.50%) or (b) a LIBOR rate plus applicable margin (ranging between 2.00% and 2.50%). The alternate base rate is the greater of (a) the prime rate, (b) the Federal Funds Effective rate plus 50 basis points, or (c) the one-month LIBOR rate plus 100 basis points and a spread of up to 225 basis points based upon percentage utilization of this facility. In addition to paying interest on outstanding borrowings, the Company is also required to pay an annual commitment fee ranging from 0.375% to 0.500% and letter of credit fees.

As of September 30, 2012, the borrowing base under the Amended ABL Facility was $192.0 million and availability under the Amended ABL Facility was $168.0 million (which is net of $24.0 million in outstanding letters of credit). The Company had no borrowings under the Amended ABL Facility at September 30, 2012 or December 31, 2011.

11. DEBT

In connection with the Acquisition, the Company entered into various financing arrangements including $290.0 million of 10.50% Senior Secured Notes due December 1, 2017 (“Secured Notes”) and a $300 million secured asset-based revolving credit facility (“ABL Facility”).

Secured Notes

The Secured Notes are guaranteed, jointly and severally, on a senior secured basis by all of the Company’s existing and future direct and indirect subsidiaries; however, not on a full and unconditional basis as a result of subsidiaries being able to be released as guarantors under certain customary circumstances for such arrangements. A subsidiary guarantee can be released under customary circumstances, including (a) the sale of the subsidiary, (b) the subsidiary is declared “unrestricted,” (c) the legal or covenant defeasance or satisfaction and discharge of the indenture, or (d) liquidation or dissolution of the subsidiary. Separate condensed consolidating financial information is not included as the Company does not have independent assets or operations. The Company is required to make interest payments on June 1 and December 1 of each year, commencing on June 1, 2011. There are no scheduled principal payments required prior to the notes maturing on December 1, 2017. Borrowings bear interest at 10.50%.

At any time prior to the maturity date of the notes, the Company may, at its option, redeem all or any portion of the notes for the outstanding principal amount plus unpaid interest and a make-whole premium as defined in the indenture. If the Company experiences a change in control or makes certain asset dispositions, as defined under the indenture, the Company may be required to repurchase all or part of the notes plus unpaid interest and in certain cases pay a redemption premium.

The Secured Notes contain a number of covenants that, among other things, restrict the ability, subject to certain exceptions, of the Company and its subsidiaries to sell or otherwise dispose of assets, including capital stock of subsidiaries, incur additional indebtedness or issue preferred stock, repay other indebtedness, pay dividends and distributions or repurchase capital stock, create liens on assets, make investments, loans or advances, make certain acquisitions, engage in mergers or consolidations, engage in certain transactions with affiliates, change the business conducted by itself and its subsidiaries, and enter into agreements that restrict dividends from restricted subsidiaries.

ABL Facility

The ABL Facility provides for revolving credit financing through December 1, 2015 in an aggregate principal amount of up to $300 million (of which $150 million may be utilized for the issuance of letters of credit and up to $30 million may be short-term borrowings upon same-day notice, referred to as swingline loans) and may be increased up to a maximum aggregate principal amount of $400 million, subject to borrowing base availability and lender approval. Availability under the ABL Facility at any time will be the lesser of (a) the aggregate commitments under the ABL Facility or (b) the borrowing base, less any outstanding borrowings and letters of credit. The borrowing base is calculated based on a percentage of eligible accounts receivable, petroleum inventory and other assets.

Borrowings under the ABL Facility bear interest, at the Company’s option, at either (a) an alternative base rate, plus an applicable margin (ranging between 1.75% and 2.25%) or (b) a LIBOR rate plus applicable margin (ranging between 2.75% and 3.25%). The alternate base rate is the greater of (a) the prime rate, (b) the Federal Funds Effective rate plus 50 basis points, or (c) one-month LIBOR rate plus 100 basis points and a spread of up to 225 basis points based upon percentage utilization of this facility. In addition to paying interest on outstanding borrowings, the Company is also required to pay an annual commitment fee ranging from 0.375% to 0.625% and letter of credit fees.

As of December 31, 2011, the availability under the ABL Facility was $108.0 million. This availability is net of $61.6 million in outstanding letters of credit. The Company had no borrowings under the ABL Facility at December 31, 2011 and 2010.

The ABL Facility has a minimum fixed charge coverage ratio financial covenant requirement of at least 1.0 to 1.0. The covenant is operative when the Company’s availability under the facility is less than the greater of (a) 15% of the lesser of the $300 million commitment amount or the borrowing base or (b) $22.5 million.

The ABL Facility also contains a number of covenants that, among other things, restrict, subject to certain exceptions, the ability of the Company and its subsidiaries to sell or otherwise dispose of assets, incur additional indebtedness or issue preferred stock, pay dividends and distributions or repurchase capital stock, create liens on assets, make investments, loans or advances, make certain acquisitions, engage in mergers or consolidations, and engage in certain transactions with affiliates.

PARTNERS' CAPITAL, DISTRIBUTIONS AND MEMBER'S INTEREST	9 Months Ended
Sep. 30, 2012
PARTNERS' CAPITAL, DISTRIBUTIONS AND MEMBER'S INTEREST
13.	PARTNERS’ CAPITAL, DISTRIBUTIONS AND MEMBER’S INTEREST

Northern Tier Energy LP

Initial Public Offering

As discussed in Note 3, concurrent with the closing of the NTE LP IPO, NT Holdings contributed its membership interests in NTE LLC to NTE LP in exchange for 54,844,500 common units and 18,383,000 PIK common units. Additionally, NTE LP issued 18,687,500 common units to the public for total common units outstanding of 91,915,000, all of which represent limited partnership interests in NTE LP. NT Holdings is also the sole member in Northern Tier Energy GP LLC, the non-economic general partner of NTE LP.

From the closing of the NTE LP IPO on July 31, 2012 through September 30, 2012, NTE LP had a total of 91,915,000 issued and outstanding common and PIK common units.

PIK Common Units

At issuance, PIK common units had all the same rights and limitations as common units, with the exception of cash distribution rights. PIK common unit distributions were to be made at the same time and on equal basis per unit as common units. However, during the “PIK period” which ran from July 31, 2012 through the earlier of (i) December 1, 2017 (the maturity date of the Secured Notes) and (ii) the date by which the Company redeems, repurchases, defeases or retires all of the Secured Notes, or amends the indenture governing the Secured Notes that limited the Company’s ability to pay cash distributions on all units, distributions on PIK common units were to be paid in additional PIK common units, rather than cash. At the end of the PIK period, each outstanding PIK common unit would automatically convert into a common unit with the same rights and limitations as existing common units.

Subsequent to September 30, 2012 and in conjunction with a cash tender offer for the outstanding Secured Notes on November 6, 2012, the Company amended the indenture governing the Secured Notes and, as a result of such amendment, the PIK common units of NTE LP were converted into common units of NTE LP (see Note 22 – Subsequent Events).

Distribution Policy

NTE LP expects to make cash distributions to unitholders of record on the applicable record date within 60 days after the end of each quarter. Distributions will be equal to the amount of available cash generated in such quarter. Available cash for each quarter will generally equal NTE LP’s cash flow from operations for the quarter, less cash required for maintenance capital expenditures, working capital changes, reimbursement of expenses incurred by NTE LP’s general partner and its affiliates, debt service and other contractual obligations and reserves for future operating or capital needs that the board of directors of NTE LP’s general partner deems necessary or appropriate, including reserves for turnaround and related expenses. The amount of quarterly distributions, if any, will vary based on operating cash flow during such quarter. As a result, quarterly distributions, if any, will not be stable and will vary from quarter to quarter as a direct result of variations in, among other factors, (i) operating performance, (ii) cash flows caused by, among other things, fluctuations in the prices paid for crude oil and other feedstocks and the prices received for finished products, working capital or capital expenditures and (iii) cash reserves deemed necessary or appropriate by the board of directors of NTE LP’s general partner. NTE LP’s general partner has no incentive distribution rights.

On November 12, 2012, NTE LP declared a quarterly distribution of $1.48 per unit to common unitholders of record on November 21, 2012. This distribution of $136 million in aggregate is based on available cash generated from the date of the NTE LP IPO July 31, 2012, through September 30, 2012.

Distributions

In conjunction with its IPO, NTE LP distributed $124.2 million to NT Holdings in the third quarter of 2012. NT Holdings used approximately $92 million of the distribution to redeem MPC’s existing perpetual payment in kind preferred interest in NT Holdings. Prior to the NTE LP IPO, NTE LLC also made distributions of $40.0 million and $2.5 million to NT Holdings in the second quarter of 2012 and the third quarter of 2011, respectively.

Northern Tier Energy LLC

Member’s Interest

Subsequent to July 31, 2012, NTE LP held the sole membership interest in NTE LLC. In the third quarter of 2012, NTE LP contributed the net proceeds of its IPO to NTE LLC. Subsequently, NTE LLC distributed $124.2 million to NTE LP who, in turn, distributed that amount to NT Holdings of which approximately $92 million was used to redeem MPC’s existing perpetual payment in kind preferred interest in NT Holdings as discussed above. Prior to July 31, 2012, NT Holdings held the sole membership interest in NTE LLC. NTE LLC also made distributions of $40.0 million and $2.5 million to NT Holdings in the second quarter of 2012 and the third quarter of 2011, respectively, also as discussed above.

FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
14.	FAIR VALUE MEASUREMENTS

As defined in accounting guidance, fair value is the price that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Accounting guidance describes three approaches to measuring the fair value of assets and liabilities: the market approach, the income approach and the cost approach, each of which includes multiple valuation techniques. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to measure fair value by converting future amounts, such as cash flows or earnings, into a single present value amount using current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace the service capacity of an asset. This is often referred to as current replacement cost. The cost approach assumes that the fair value would not exceed what it would cost a market participant to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

Accounting guidance does not prescribe which valuation technique should be used when measuring fair value and does not prioritize among the techniques. Accounting guidance establishes a fair value hierarchy that prioritizes the inputs used in applying the various valuation techniques. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk. Level 1 inputs are given the highest priority in the fair value hierarchy while Level 3 inputs are given the lowest priority. The three levels of the fair value hierarchy are as follows:

•

Level 1 – Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

•

Level 2 – Observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

•	Level 3 – Unobservable inputs that are not corroborated by market data and may be used with internally developed methodologies that result in management’s best estimate of fair value.

The Company uses a market or income approach for recurring fair value measurements and endeavors to use the best information available. Accordingly, valuation techniques that maximize the use of observable inputs are favored. The assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement of assets and liabilities within the levels of the fair value hierarchy.

The Company’s current asset and liability accounts contain certain financial instruments, the most significant of which are trade accounts receivables and trade payables. The Company believes the carrying values of its current assets and liabilities approximate fair value. The Company’s fair value assessment incorporates a variety of considerations, including the short-term duration of the instruments, the Company’s historical incurrence of insignificant bad debt expense and the Company’s expectation of future insignificant bad debt expense, which includes an evaluation of counterparty credit risk.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis at September 30, 2012 and December 31, 2011:

	Balance at	Quoted prices in active markets	Significant other observable inputs	Unobservable inputs
(in millions)	September 30, 2012	(Level 1)	(Level 2)	(Level 3)
ASSETS
Cash and cash equivalents	$323.5	$323.5	$—	$—
Other current assets
Derivative asset - current	0.2	—	0.2	—
Other assets
Derivative asset - long-term	1.9	—	1.9	—

	$325.6	$323.5	$2.1	$—

LIABILITIES
Derivative liability - current	$71.2	$—	$71.2	$—
Other liabilities
Derivative liability - long-term	8.0	—	8.0	—

	$79.2	$—	$79.2	$—

	Balance at	Quoted prices in active markets	Significant other observable inputs	Unobservable inputs
(in millions)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
ASSETS
Cash and cash equivalents	$123.5	$123.5	$—	$—
Other assets
Contingent consideration - margin support	20.2	—	—	20.2

	$143.7	$123.5	$—	$20.2

LIABILITIES
Derivative liability - current	$109.9	$—	$109.9	$—
Other liabilities
Contingent consideration - earn-out	30.9	—	—	30.9

	$140.8	$—	$109.9	$30.9

As of September 30, 2012, the Company had no Level 3 fair value assets or liabilities. During the third quarter of 2012 and in conjunction with the NTE LP IPO, the Company terminated the contingent consideration arrangements (margin support and earn-out) with MPC and settled all outstanding assets and liabilities by paying MPC $40 million in cash and by NT Holdings issuing a $45 million perpetual payment in kind preferred interest in NT Holdings to MPC. The Company recorded $38.5 million and $104.3 million of contingent consideration losses during the three and nine months ended September 30, 2012, respectively, related to the valuation adjustments of these arrangements.

Prior to the settlement, the Company determined the fair value of its contingent consideration arrangements based on a probability-weighted income approach derived from financial performance estimates. The impacts of changes in the fair value of these arrangements were recorded in the statements of operations as contingent consideration (loss) income. During the three and nine months ended September 30, 2011, the Company recorded a $3.4 million loss and a $37.6 million gain, respectively, related to changes in the fair value of contingent consideration income. These contingent consideration arrangements were reported at fair value using Level 3 inputs due to such arrangements not having observable market prices. The fair value of the arrangements was determined based on a Monte Carlo simulation prepared by a third party service provider using management projections of future period EBITDA levels.

The significant unobservable inputs used in the fair value measurement of the Company’s Level 3 arrangements were the management projections of EBITDA. In developing these management projections, the Company used the forward market prices for various crude oil types, other feedstocks and refined products and applied its historical operating performance metrics against those forward market prices to develop its projected future EBITDA. Significant increases (decreases) in the projected future EBITDA levels would have resulted in significantly higher (lower) fair value measurements.

Assets not recorded at fair value on a recurring basis, such as property, plant and equipment, intangible assets and cost method investments, are recognized at fair value when they are impaired. During both the nine months ended September 30, 2012 and 2011, there were no adjustments to the fair value of such assets. The Company recorded assets acquired and liabilities assumed in the Marathon Acquisition at fair value.

The carrying value of debt, which is reported on the Company’s consolidated balance sheets, reflects the cash proceeds received upon its issuance, net of subsequent repayments. The fair value of the Secured Notes disclosed below was determined based on quoted prices in active markets (Level 1).

	September 30, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(in millions)	Amount	Value	Amount	Value
Secured Notes	$261.0	$289.4	$290.0	$316.5

12. FAIR VALUE MEASUREMENTS

As defined in accounting guidance, fair value is the price that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Accounting guidance describes three approaches to measuring the fair value of assets and liabilities: the market approach, the income approach and the cost approach, each of which includes multiple valuation techniques. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to measure fair value by converting future amounts, such as cash flows or earnings, into a single present value amount using current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace the service capacity of an asset. This is often referred to as current replacement cost. The cost approach assumes that the fair value would not exceed what it would cost a market participant to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

Accounting guidance does not prescribe which valuation technique should be used when measuring fair value and does not prioritize among the techniques. Accounting guidance establishes a fair value hierarchy that prioritizes the inputs used in applying the various valuation techniques. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk. Level 1 inputs are given the highest priority in the fair value hierarchy while Level 3 inputs are given the lowest priority. The three levels of the fair value hierarchy are as follows:

•

Level 1—Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

•

Level 2—Observable market-based inputs or unobservable inputs that are corroborated by market data. These are inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

•	Level 3—Unobservable inputs that are not corroborated by market data and may be used with internally developed methodologies that result in management’s best estimate of fair value.

The Company uses a market or income approach for recurring fair value measurements and endeavors to use the best information available. Accordingly, valuation techniques that maximize the use of observable inputs are favored. The assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement of assets and liabilities within the levels of the fair value hierarchy.

The Company’s current asset and liability accounts contain certain financial instruments, the most significant of which are trade accounts receivables and trade payables. The Company believes the carrying values of its current assets and liabilities approximate fair value. The Company’s fair value assessment incorporates a variety of considerations, including the short-term duration of the instruments, the Company’s historical incurrence of insignificant bad debt expense and the Company’s expectation of future insignificant bad debt expense, which includes an evaluation of counterparty credit risk.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis at December 31, 2011 and 2010:

(in millions)	Balance at December 31, 2011	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
ASSETS
Cash and cash equivalents	$123.5	$123.5	$—	$—
Other assets
Contingent consideration—margin support	20.2	—	—	20.2

	$143.7	$123.5	$—	$20.2

LIABILITIES
Derivative liability—current	$109.9	$—	$109.9	$—
Other liabilities
Contingent consideration—earn-out	30.9	—	—	30.9

	$140.8	$—	$109.9	$30.9

(in millions)	Balance at December 31, 2010	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
ASSETS
Cash and cash equivalents	$72.8	$72.8	$—	$—
Other assets
Contingent consideration—margin support	17.3	—	—	17.3

	$90.1	$72.8	$—	$17.3

LIABILITIES
Derivative liability—current	$45.6	$—	$45.6	$—
Derivative liability—long-term	22.4	—	22.4	—
Other liabilities
Contingent consideration—earn-out	53.8	—	—	53.8

	$121.8	$—	$68.0	$53.8

The Company determines the fair value of its contingent consideration arrangements (margin support and earn-out) based on a probability-weighted income approach derived from financial performance estimates. The impacts of changes in the fair value of these arrangements are recorded in the statements of income as contingent consideration income, net. Changes in the fair value of the Company’s Level 3 contingent consideration arrangements during the year ended December 31, 2011 were due to updated financial performance estimates and are as follows:

(in $ millions)	Margin Support	Earnout	Net Impact
Fair Value at December 31, 2010	$17.3	$(53.8)	$(36.5)
Transfer to Receivable from MPC (included in other current assets)	(30.0)	—	(30.0)
Change in fair value of remaining years	32.9	22.9	55.8

Fair Value at December 31, 2011	$20.2	$(30.9)	$(10.7)

Assets not recorded at fair value on a recurring basis, such as property, plant and equipment, intangible assets and cost method investments are recognized at fair value when they are impaired. During the year ended December 31, 2011, there were no adjustments to the fair value of such assets. The Company recorded assets acquired and liabilities assumed in the Acquisition at fair value.

The carrying value of debt, which is reported on the Company’s consolidated balance sheets, reflects the cash proceeds received upon its issuance, net of subsequent repayments. The fair value of the Secured Notes disclosed below was determined based on quoted prices in active markets.

	December 31, 2011		December 31, 2010
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Secured Notes	$290.0	$316.5	$290.0	$299.4

ASSET RETIREMENT OBLIGATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ASSET RETIREMENT OBLIGATIONS
15.	ASSET RETIREMENT OBLIGATIONS

The following table summarizes the changes in asset retirement obligations:

	Nine Months Ended
	September 30,	September 30,
(in millions)	2012	2011
Asset retirement obligation balance at beginning of period	$1.5	$2.1
Revisions of previous estimates	0.3	—
Accretion expense	0.2	0.1

Asset retirement obligation balance at end of period	$2.0	$2.2

13. ASSET RETIREMENT OBLIGATIONS

The following table summarizes the changes in asset retirement obligations:

	Successor		Predecessor
(in millions)	Year Ended December 31, 2011	June 23, 2010 (inception date) to December 31, 2010	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Asset retirement obligation balance at beginning of period	$2.1	$2.1	$3.3	$3.3
Revisions of previous estimates	(0.9)	—	—	(0.1)
Accretion expense (included in depreciation and amortization)	0.3	—	0.2	0.2
Liabilities settled	—	—	(0.1)	(0.1)

Asset retirement obligation balance at end of year	$1.5	$2.1	$3.4	$3.3

As a result of the Acquisition, the asset retirement obligation of the Predecessor was adjusted to a fair value of $2.1 million. Accretion expense for the year ended December 31, 2011 and the Successor Period ended December 31, 2010 was $0.3 million and less than $0.1 million, respectively.

EQUITY-BASED COMPENSATION	9 Months Ended
Sep. 30, 2012
EQUITY-BASED COMPENSATION
16.	EQUITY-BASED COMPENSATION

The Company and its affiliates maintain two distinct equity based compensation plans designed to encourage employees and directors of the Company and its affiliates to achieve superior performance. The initial plan (the “NT Investor Plan”) is sponsored by members of NT Investors, the parent company of NT Holdings, and granted profit unit interests in NT Investors. The second plan is maintained by the general partner of NTE LP and is referred to as the 2012 Long-Term Incentive Plan (“LTIP”). All share based compensation expense related to both plans is recognized by the Company.

LTIP

Approximately 9.2 million NTE LP common units are reserved for issuance under the LTIP. The LTIP was created concurrent with NTE LP’s IPO and permits the award of unit options, restricted units, phantom units, unit appreciation rights and other awards that derive their value from the market price of NTE LP’s common units. As of September 30, 2012, no equity based awards had been granted under the LTIP.

NT Investor Plan

The NT Investor Plan is an equity participation plan which provides for the award of profit interest units in NT Investors to certain employees and independent non-employee directors of the Company. Approximately 29 million profit interest units in NT Investors are reserved for issuance under the plan. The exercise price for a profit interest unit shall not be less than 100% of the fair market value of NT Investors equity units on the date of grant. Profit interest units vest in annual installments over a period of five years after the date of grant and expire ten years after the date of grant. Upon NT Investors meeting certain thresholds of distributions from NTE LLC and NTE LP, profit interest unit vesting will accelerate. Continued employment in any subsidiary of NT Investors is a condition of vesting and, as such, compensation expense is recognized in the Company’s financial statements based upon the fair value of the award on the date of grant. This compensation expense is a non-cash expense of the Company. The NT Investor Plan awards are satisfied by cash distributions made to NT Holdings and will not dilute cash available for distribution to the unitholders of NTE LP. No further awards are planned to be issued from the NT Investor Plan.

A summary of the NT Investor Plan’s profit interest unit activity is set forth below:

			Weighted
	Number of	Weighted	Average
	NT Investor	Average	Remaining
	Profit Units	Exercise	Contractual
	(in millions)	Price	Term
Outstanding at December 31, 2011	24.2	$1.87	9.2
Granted	1.5	2.57

Outstanding at September 30, 2012	25.7	$1.91	8.3

The estimated weighted average fair value as of the grant date for NT Investor Plan profit interest units granted during the nine months ended September 30, 2012 and 2011 were $0.88 and $0.57, respectively, based upon the following assumptions:

	2012	2011
Expected life (years)	6.5	6.5
Expected volatility	55.5%	40.6%
Expected dividend yield	0.0%	0.0%
Risk-free interest rate	1.4%	2.7%

The weighted average expected life for the grants was calculated using the simplified method, which defines the expected life as the average of the contractual term of the options and the weighted average vesting period. The expected volatility for the grants was based primarily on the historical volatility of a representative group of peer companies for a period consistent with the expected life of the awards.

As of September 30, 2012 and 2011, the total unrecognized compensation cost for NT Investor Plan profit interest units was $7.0 million and $6.4 million, respectively. This non-cash expense will be recognized on a straight-line basis through 2017.

DEFINED BENEFIT PLAN	9 Months Ended
Sep. 30, 2012
DEFINED BENEFIT PLAN
17.	DEFINED BENEFIT PLAN

During 2011, the Company initiated a defined benefit cash balance pension plan (the “Cash Balance Plan”) for eligible employees. Company contributions are made to the cash account of the participants equal to 5.0% of eligible compensation. Participants’ cash accounts also receive interest credits each year based upon the average thirty-year United States Treasury bond rate published in September preceding the respective plan year. Participants become fully vested in their accounts after three years of service. The Cash Balance Plan was not in place during the nine months ended September 30, 2011. The net periodic benefit cost related to the Cash Balance Plan for the nine months ended September 30, 2012 of $1.2 million related primarily to current period service costs.

SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION
18.	SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information is as follows:

	Nine Months Ended
	September 30,	September 30,
(in millions)	2012	2011
Net cash from operating activities included:
Interest paid	$18.6	$17.7

Noncash investing and financing activities include:
Capital expenditures included in accounts payable	$—	$1.3

16. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information is as follows:

	Successor		Predecessor
(in millions)	Year Ended December 31, 2011	June 23, 2010 (inception date) to December 31, 2010	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Net cash from operating activities included:
Interest paid	$37.9	$—	$—	$—
Income taxes paid through MPC LP and Speedway	—	—	67.9	34.3

Noncash investing and financing activities include:
PP&E recognized (derecognized) in sale leaseback	$(12.1)	$24.5	$—	$—
Acquisition consideration funded by Investors	—	80.0	—	—
PP&E contributions by (distributions to) Marathon	—	—	0.6	(0.1)

LEASING ARRANGEMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
LEASING ARRANGEMENTS
19.	LEASING ARRANGEMENTS

As described in Note 5, concurrent with the Marathon Acquisition, certain Marathon assets (including real property interests and land related to 135 of the SuperAmerica convenience stores and the SuperMom’s bakery) were sold to a third party equity real estate investment trust. In connection with the closing of the Marathon Acquisition, the Company has assumed the leasing of these properties from the real estate investment trust on a long-term basis.

In accordance with ASC Topic 840-40 “Sale Leaseback Transactions,” the Company determined that subsequent to the sale, it had a continuing involvement for a portion of these property interests due to potential environmental obligations or due to subleasing arrangements. For these respective properties, the fair value of the assets and the related financing obligation will remain on the Company’s consolidated balance sheet until the end of the lease term or until the continuing involvement is resolved. The assets are included in property, plant and equipment and are being depreciated over their remaining useful lives. The lease payments relating to these property interests are recognized as interest expense. During December 2011 and September 2012, the Company’s continuing involvement ended for a subset of these stores and, as such, the related fair value of the assets and the financing obligation for these stores have been removed from the Company’s consolidated balance sheet.

The remainder of properties sold to the third party real estate investment trust are treated as operating leases. The Company also leases a variety of facilities and equipment under other operating leases, including land and building space, office equipment, vehicles, rail tracks for storage of rail tank cars near the refinery and numerous rail tank cars.

17. LEASING ARRANGEMENTS

As described in Note 4, concurrent with the Acquisition, certain Marathon assets (including real property interests and land related to 135 of the SuperAmerica convenience stores and the SuperMom’s bakery) were sold to a third party equity real estate investment trust. In connection with the closing of the Acquisition, the Company has assumed the leasing of these properties from the real estate investment trust on a long-term basis.

In accordance with ASC 840-40, the Company determined that subsequent to the sale, it had a continuing involvement for a portion of these property interests due to potential environmental obligations or due to subleasing arrangements. For these respective properties, the fair value of the assets and the related financing obligation will remain on the Company’s consolidated balance sheet until the end of the lease term or until the continuing involvement is resolved. The assets are included in property, plant and equipment and are being depreciated over their remaining useful lives. The lease payments relating to these property interests are recognized as interest expense. During 2011, the Company’s continuing involvement ended for a subset of these stores and, as such, the related fair value of the assets and the financing obligation for these stores have been removed from the Company’s consolidated balance sheet.

The remainder of properties sold to the third party real estate investment trust are treated as operating leases. The Company (and previously, the Predecessor) also leases a variety of facilities and equipment under other operating leases, including land and building space, office equipment, vehicles, rail tracks for storage of rail tank cars near the refinery and numerous rail tank cars.

Future minimum commitments for operating lease obligations having an initial or remaining non-cancelable lease terms in excess of one year are as follows:

(in millions)
2012	$22.2
2013	21.9
2014	21.7
2015	21.2
2016	20.9
Thereafter	180.3

Total noncancelable operating lease payments	$288.2

Rental expense was $24.2 million, $2.2 million, $5.3 million and $5.2 million for the year ended December 31, 2011, the Successor Period ended December 31, 2010, the eleven month period ended November 30, 2010, and for the year ended December 31, 2009, respectively. Rental expense includes operating leases with initial or remaining non-cancelable terms of less than one year.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

The Company is the subject of, or party to, contingencies and commitments involving a variety of matters. Certain of these matters are discussed below. The ultimate resolution of these contingencies could, individually or in the aggregate, be material to the Company’s consolidated financial statements. However, management believes that the Company will remain a viable and competitive enterprise even though it is possible that these contingencies could be resolved unfavorably.

Environmental Matters

The Company is subject to federal, state, local and foreign laws and regulations relating to the environment. These laws generally provide for control of pollutants released into the environment and require responsible parties to undertake remediation of hazardous waste disposal sites. Penalties may be imposed for noncompliance. At September 30, 2012 and December 31, 2011, liabilities for remediation totaled $5.4 million and $4.7 million, respectively. These liabilities are expected to be settled over at least the next 10 years. It is not presently possible to estimate the ultimate amount of all remediation costs that might be incurred or the penalties that may be imposed. Furthermore, environmental remediation costs may vary from estimates because of changes in laws, regulations and their interpretation; additional information on the extent and nature of site contamination; and improvements in technology. Receivables for recoverable costs from the state, under programs to assist companies in clean-up efforts related to underground storage tanks at retail marketing outlets, and others were $0.3 million and $0.2 million at September 30, 2012 and December 31, 2011, respectively.

Franchise Agreements

In the normal course of its business, SAF enters into ten-year license agreements with the operators of franchised SuperAmerica brand retail outlets. These agreements obligate SAF or its affiliates to provide certain services including information technology support, maintenance, credit card processing and signage for specified monthly fees.

Guarantees

Certain agreements related to assets sold in the normal course of business contain performance and general guarantees, including guarantees regarding inaccuracies in representations, warranties, covenants and agreements, and environmental and general indemnifications that require the Company to perform upon the occurrence of a triggering event or condition. These guarantees and indemnifications were part of the normal course of selling assets. The Company has assumed these guarantees and indemnifications upon the Marathon Acquisition. However, in certain cases, MPC LP has also provided an indemnification in favor of the Company.

The Company is not typically able to calculate the maximum potential amount of future payments that could be made under such contractual provisions because of the variability inherent in the guarantees and indemnities. Most often, the nature of the guarantees and indemnities is such that there is no appropriate method for quantifying the exposure because the Company has little or no past experience associated with the underlying triggering event upon which a reasonable prediction of the outcome can be based. The Company is not currently making any payments relating to such guarantees or indemnifications.

18. CONTINGENCIES AND COMMITMENTS

The Company and the Predecessor are the subject of, or party to, contingencies and commitments involving a variety of matters. Certain of these matters are discussed below. The ultimate resolution of these contingencies could, individually or in the aggregate, be material to the Company’s consolidated and combined financial statements. However, management believes that the Company will remain a viable and competitive enterprise even though it is possible that these contingencies could be resolved unfavorably.

Contingent Consideration

As described in Note 4, the Acquisition provides for contingent consideration, or earn-out payments, that could result in additional payments of up to a total of $125 million to MPC over an eight year period ending December 1, 2018 based on operating performance. The Acquisition agreement also includes a margin support component that requires Marathon to pay the Company up to $30 million per year to the extent the Agreement Adjusted EBITDA is below $145 million less, among other things, any rental expense related to the real estate lease arrangement, in either of the first two twelve month periods ending November 30, 2011 or 2012 up to a maximum of $60 million. Any such payments made by Marathon will increase the amount that we may be required to pay Marathon over the earn-out period. See Note 12 for additional information relating to the fair value of contingent arrangements related to the Acquisition. As of December 31, 2011, the Company has recorded a receivable of $30.0 million relating to the margin support component of the contingent consideration arrangement for the first twelve months ended November 30, 2011. MPC has disputed approximately $12 million of this amount. While the Company cannot predict the resolution of the dispute at this time, management believes the outcome will not have a material effect on the Company’s consolidated financial position or liquidity.

Environmental Matters

The Company and the Predecessor are subject to federal, state, local and foreign laws and regulations relating to the environment. These laws generally provide for control of pollutants released into the environment and require responsible parties to undertake remediation of hazardous waste disposal sites. Penalties may be imposed for noncompliance. At December 31, 2011 and 2010, liabilities for remediation totaled $4.7 million and $3.5 million, respectively. These liabilities are expected to be settled over at least the next 10 years. It is not presently possible to estimate the ultimate amount of all remediation costs that might be incurred or the penalties that may be imposed. Furthermore, environmental remediation costs may vary from estimates because of changes in laws, regulations and their interpretation; additional information on the extent and nature of site contamination; and improvements in technology. Receivables for recoverable costs from the state, under programs to assist companies in clean-up efforts related to underground storage tanks at retail marketing outlets, were $0.2 million at both December 31, 2011 and 2010.

Franchise Agreements

In the normal course of its business, SAF enters into ten year license agreements with the operators of franchised SuperAmerica brand retail outlets. These agreements obligate SAF or its affiliates to provide certain services including information technology support, maintenance, credit card processing and signage for specified monthly fees.

Guarantees

Over the years, the Predecessor has sold various assets in the normal course of business. Certain of the related agreements contain performance and general guarantees, including guarantees regarding inaccuracies in representations, warranties, covenants and agreements, and environmental and general indemnifications that require the Predecessor to perform upon the occurrence of a triggering event or condition. These guarantees and indemnifications are part of the normal course of selling assets. The Company has assumed these guarantees and indemnifications upon the Acquisition. However, in certain cases, MPC has also provided an indemnification in favor of the Company.

The Company is not typically able to calculate the maximum potential amount of future payments that could be made under such contractual provisions because of the variability inherent in the guarantees and indemnities. Most often, the nature of the guarantees and indemnities is such that there is no appropriate method for quantifying the exposure because the Company has little or no past experience associated with the underlying triggering event upon which a reasonable prediction of the outcome can be based. The Company is not currently making any payments relating to such guarantees or indemnifications.

SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The Company has two reportable operating segments: Refining and Retail. Each of these segments is organized and managed based upon the nature of the products and services they offer. The segment disclosures reflect management’s current organizational structure.

•	Refining – operates the St. Paul Park, Minnesota refinery, terminal and related assets, and includes the Company’s interest in MPL and MPLI, and

•	Retail – operates 166 convenience stores primarily in Minnesota and Wisconsin. The retail segment also includes the operations of NTB and SAF.

Operating results for the Company’s operating segments are as follows:

(in millions)	Refining	Retail	Other	Total
Three months ended September 30, 2012

Revenues
Customer	$866.4	$397.1	$—	$1,263.5
Intersegment	284.7	—	—	284.7

Segment revenues	1,151.1	397.1	—	1,548.2
Elimination of intersegment revenues	—	—	(284.7)	(284.7)

Total revenues	$1,151.1	$397.1	$(284.7)	$1,263.5

Income (loss) from operations	$246.7	$1.2	$(48.5)	$199.4
Income from equity method investment	$2.8	$—	$—	$2.8
Depreciation and amortization	$6.4	$1.8	$0.1	$8.3
Capital expenditures	$5.4	$0.7	$0.2	$6.3

(in millions)	Refining	Retail	Other	Total
Three months ended September 30, 2011

Revenues
Customer	$740.2	$419.3	$—	$1,159.5
Intersegment	293.8	—	—	293.8

Segment revenues	1,034.0	419.3	—	1,453.3
Elimination of intersegment revenues	—	—	(293.8)	(293.8)

Total revenues	$1,034.0	$419.3	$(293.8)	$1,159.5

Income (loss) from operations	$174.0	$4.9	$(13.2)	$165.7
Income from equity method investment	$0.9	$—	$—	$0.9
Depreciation and amortization	$5.4	$2.0	$—	$7.4
Capital expenditures	$7.2	$1.9	$2.2	$11.3

(in millions)	Refining	Retail	Other	Total
Nine months ended September 30, 2012

Revenues
Customer	$2,296.5	$1,121.3	$—	$3,417.8
Intersegment	788.3	—	—	788.3

Segment revenues	3,084.8	1,121.3	—	4,206.1
Elimination of intersegment revenues	—	—	(788.3)	(788.3)

Total revenues	$3,084.8	$1,121.3	$(788.3)	$3,417.8

Income (loss) from operations	$560.3	$5.2	$(138.7)	$426.8
Income from equity method investment	$8.7	$—	$—	$8.7
Depreciation and amortization	$18.5	$5.6	$0.5	$24.6
Capital expenditures	$10.7	$1.7	$0.9	$13.3

(in millions)	Refining	Retail	Other	Total
Nine months ended September 30, 2011

Revenues
Customer	$2,026.4	$1,165.6	$—	$3,192.0
Intersegment	831.3	—	—	831.3

Segment revenues	2,857.7	1,165.6	—	4,023.3
Elimination of intersegment revenues	—	—	(831.3)	(831.3)

Total revenues	$2,857.7	$1,165.6	$(831.3)	$3,192.0

Income from operations	$326.7	$7.2	$13.2	$347.1
Income from equity method investment	$3.2	$—	$—	$3.2
Depreciation and amortization	$16.0	$6.0	$0.3	$22.3
Capital expenditures	$19.7	$2.6	$5.1	$27.4

Intersegment sales from the Refining segment to the Retail segment consist primarily of sales of refined products which are recorded based on contractual prices that are market based. Revenues from external customers are nearly all in the United States.

Total assets by segment were as follows:

(in millions)	Refining	Retail	Corporate/Other	Total
At September 30, 2012	$687.5	$139.7	$350.2	$1,177.4

At December 31, 2011	$646.5	$130.2	$222.1	$998.8

Total assets for the refining and retail segments exclude all intercompany balances. All cash and cash equivalents are included as corporate/other assets. All property, plant and equipment are located in the United States.

19. SEGMENT INFORMATION

The Company has two reportable operating segments: Refining and Retail. Each of these segments is organized and managed based upon the nature of the products and services they offer. The segment disclosures reflect management’s current organizational structure.

•	Refining—operates the St. Paul Park, Minnesota, refinery, terminal and related assets, including the Company’s interest in MPLI and Minnesota Pipe Line, and

•	Retail—operates 166 convenience stores primarily in Minnesota and Wisconsin. The Retail segment also includes the operations of NTB and SAF.

The Company’s interest in MPLI and Minnesota Pipe Line were previously presented within the “Other” segment by the Predecessor. Additionally, the Company’s presentation of certain sales to franchisees is different from the Predecessor’s practice. All Predecessor period information has been recast to conform to the current presentation.

Operating results for the Company’s operating segments are as follows:

(in millions)	Refining	Retail	Other	Total
Year ended December 31, 2011
Revenues
Customer	$2,761.0	$1,519.8	$—	$4,280.8
Intersegment	1,043.1	—	—	1,043.1

Segment revenues	3,804.1	1,519.8	—	5,323.9
Elimination of intersegment revenues	—	—	(1,043.1)	(1,043.1)

Total revenues	$3,804.1	$1,519.8	$(1,043.1)	$4,280.8

Income from operations	$388.2	$14.0	$20.4	$422.6
Income from equity method investment	$5.7	$—	$—	$5.7
Depreciation and amortization	$21.5	$7.2	$0.8	$29.5
Capital expenditures	$33.9	$9.2	$2.8	$45.9

(in millions)	Refining	Retail	Other	Total
Period ended December 31, 2010 (Successor)
Revenues
Customer	$242.0	$102.9	$—	$344.9
Intersegment	70.2	—	—	70.2

Segment revenues	312.2	102.9	—	415.1
Elimination of intersegment revenues	—	—	(70.2)	(70.2)

Total revenues	$312.2	$102.9	$(70.2)	$344.9

Income (loss) from operations	$9.1	$0.5	$(5.9)	$3.7
Income from equity method investment	$0.1	$—	$—	$0.1
Depreciation and amortization	$1.7	$0.5	$—	$2.2
Capital expenditures	$2.5	$—	$—	$2.5

(in millions)	Refining	Retail	Other	Total
Eleven months ended November 30, 2010 (Predecessor)
Revenues
Customer	$1,778.3	1,206.8	—	$2,985.1
Intersegment	811.4	—	—	811.4
Related parties	210.1	—	—	210.1

Segment revenues	2,799.8	1,206.8	—	4,006.6
Elimination of intersegment revenues	—	—	(811.4)	(811.4)

Total revenues	$2,799.8	$1,206.8	$(811.4)	$3,195.2

Income from operations	$142.8	$26.5	$—	$169.3
Income from equity method investment	$5.4	$—	$—	$5.4
Depreciation and amortization	$24.9	$12.4	$—	$37.3
Capital expenditures	$29.4	$0.4	$—	$29.8

(in millions)	Refining	Retail	Other	Total
Year ended December 31, 2009 (Predecessor)
Revenues
Customer	$1,594.6	1,129.2	—	$2,723.8
Intersegment	719.4	—	—	719.4
Related parties	216.7	—	—	216.7

Segment revenues	2,530.7	1,129.2	—	3,659.9
Elimination of intersegment revenues	—	—	(719.4)	(719.4)

Total revenues	$2,530.7	$1,129.2	$(719.4)	$2,940.5

Income from operations	$70.6	$19.3	$—	$89.9
Income from equity method investment	$1.1	$—	$—	$1.1
Depreciation and amortization	$26.0	$14.2	$—	$40.2
Capital expenditures	$26.1	$2.9	$—	$29.0

Intersegment sales from the Refining segment to the Retail segment consist primarily of sales of refined products which are recorded based on contractual prices that are market based. Revenues from external customers are nearly all in the United States.

Total assets by segment were as follows:

(in millions)	Refining	Retail	Other	Total
At December 31, 2011	$655.2	$219.8	$123.8	$998.8

At December 31, 2010	$667.7	$136.7	$126.2	$930.6

All property, plant and equipment are located in the United States.

SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2012
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

On October 17, 2012, NTE LLC announced the commencement of a cash tender offer for any and all of the $261 million outstanding principal amount of the Secured Notes. In conjunction with the tender offer, the Company solicited consents to eliminate most of the covenants, certain events of default and certain other provisions contained in the indenture governing the Secured Notes. At the completion of the early tender period, November 1, 2012, $253.1 million of the outstanding principal amount had been tendered and related consents received. As of November 8, 2012, the Company amended the indenture governing the Secured Notes in accordance with the approved consents. As a result of the amendment, the PIK common units of NTE LP were converted into common units of NTE LP with the same rights and limitations as the existing common units effective November 9, 2012. On November 9, 2012, NTE LLC called the remaining $7.9 million of outstanding Secured Notes at its contractual redemption price of 103% of the principal amount.

On November 8, 2012, NTE LLC and its subsidiary, Northern Tier Finance Corporation, completed a private offering of $275 million in aggregate principal amount of 7.125% senior secured notes due 2020. NTE LLC used the net proceeds of the offering to fund a portion of the tender offer for its outstanding 10.5% secured notes due 2017.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION

14. STOCK-BASED COMPENSATION

NTI sponsors an equity participation plan which provides for the grant of profit interest units to certain employees and independent non-employee directors of the Company. The plan has reserved approximately 29 million units for issuance under the plan. The exercise price for a unit shall not be less than 100% of the fair market value of our equity units on the date of grant. Units vest in annual installments over a period of five years after the date of grant and expire ten years after the date of grant.

A summary of profit interest unit activity is set forth below:

	Number of Units (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at inception	—	$—
Granted	22.7	1.78

Outstanding at December 31, 2010	22.7	1.78	9.9
Granted	3.5	2.23
Cancelled	(2.0)	(1.38)

Outstanding at December 31, 2011	24.2	$1.87	9.2

The estimated weighted average fair value as of grant date of units granted during 2011 and 2010 was $0.57 and $0.30, respectively, based upon the following assumptions:

	2011	2010
Expected life (years)	5.75 - 6.5	6.5
Expected volatility	40.6% - 49.6%	40.6%
Expected dividend yield	0.0%	0.0%
Risk-free interest rate	2.5% - 2.7%	2.7%

The weighted average expected life for the grants is calculated using the simplified method, which defines the expected life as the average of the contractual term of the options and the weighted average vesting period. Expected volatility for the grants is based primarily on the historical volatility of a representative group of peer companies for a period consistent with the expected life of the awards.

For the year ended December 31, 2011 and the Successor Period ended December 31, 2010, the Company recognized $1.6 million and $0.1 million, respectively, of compensation costs related to profit interest units. As of December 31, 2011, the total unrecognized compensation cost for profit interest units was $7.0 million. This non-cash expense will be recognized on a straight line basis through 2016.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS

15. EMPLOYEE BENEFIT PLANS

Defined Contribution Plans

During 2011, the Company began sponsoring qualified defined contribution plans (collectively, the “Retirement Savings Plans”) for eligible employees. Eligibility is based upon a minimum age requirement and a minimum level of service. Participants may make contributions for a percentage of their annual compensation subject to Internal Revenue Service limits. The Company provides a matching contribution at the rate of 100% of up to between 4.5% and 7.0% (depending on the participant group) of a participant’s contribution. The Company also provides a non-elective fixed annual contribution of 2.0% to 3.5% of eligible compensation depending on the participant group. Total Company contributions to the Retirement Savings Plans were $0.6 million for the year ended December 31, 2011.

Defined Benefit Plan

During 2011, the Company also began to sponsor a defined benefit cash balance pension plan (the “Cash Balance Plan”) for eligible employees. Company contributions are made to the cash account of the participants equal to 5.0% of eligible compensation. Participants’ cash accounts also receive interest credits each year based upon the average thirty year United States Treasury bond rate published in September preceding the respective plan year. Participants become fully vested in their accounts after three years of service.

Funded Status and Net Period Benefit Costs

The changes to the benefit obligation, fair value of plan assets and funded status of the Cash Balance Plan for the year ended December 31, 2011 were as follows:

(in millions)	Year Ended December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of year	$—
Service cost	0.1
Plan amendments	0.4

Benefit obligation at end of year	$0.5

Change in plan assets:
Fair value of plan assets at beginning of year	$—
Employer contributions	0.1

Fair value of plan assets at end of year	$0.1

Reconciliation of funded status:
Fair value of plan assets at end of year	$0.1
Benefit obligation at end of year	0.5

Funded status at end of year	$(0.4)

At December 31, 2011, the projected benefit obligations exceeded the fair value of plan assets by $0.4 million. This unfunded pension obligation is classified in other liabilities on the consolidated balance sheet.

The components of net period benefit cost and other amounts recognized in member’s interest related to the Cash Balance Plan for the year ended December 31, 2011 were as follows:

Year Ended December 31, 2011
Components of net periodic benefit cost:
Service cost	$0.1

Net periodic benefit cost	$0.1

Changes recognized in member’s interest:
Prior service cost	$0.4

Total changes recognized in member’s interest	$0.4

Assumptions

The weighted average assumptions used to determine the Company’s benefit obligation are as follows:

December 31, 2011
Discount rate	4.75%
Rate of compensation increase	4.00%

The weighted average assumptions used to determine the net period benefit cost are as follows:

Year Ended December 31, 2011
Discount rate	5.00%
Expected long-term rate of return on plan assets	4.50%
Rate of compensation increase	4.00%

The assumptions used in the determination of the Company’s obligations and benefit cost are based upon management’s best estimates as of the annual measurement date. The discount rate utilized was based upon bond portfolio curves over a duration similar to the Cash Balance Plan’s expected future cash flows as of the measurement date. The expected long-term rate of return on plan assets is the weighted average rate of earnings expected of the funds invested or to be invested based upon the targeted investment strategy for the plan. The assumed average rate of compensation increase is the average annual compensation increase expected over the remaining employment periods for the participating employees.

Contributions, Plan Assets and Estimated Future Benefit Payments

Employer contributions were made during December 2011 based upon ERISA’s minimum required funding amounts. These contributions were invested entirely into a money market fund which is deemed a Level 1 asset as described in Note 12. The Company expects funding requirements of approximately $0.4 million during 2012.

At December 31, 2011, anticipated benefit payments to participants from the Cash Balance Plan in future years are as follows:

(in millions)
2012	$—
2013	0.1
2014	0.2
2015	0.3
2016	0.4
2017-2021	3.8

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Principles of Consolidation and Combination

Principles of Consolidation and Combination

NTE LP is a Delaware limited partnership that was established as Northern Tier Energy, Inc. on October 24, 2011 and was subsequently converted into NTE LP as of June 4, 2012. On July 31, 2012, NTE LP closed its IPO whereby it sold 18,687,500 limited partnership units to the public. In connection with the closing of the IPO, NT Holdings contributed all of its membership interests in NTE LLC to NTE LP in exchange for 54,844,500 common units and 18,383,000 PIK units of NTE LP (see Note 3). Upon the closing of the IPO, the consolidated historical financial statements of NTE LLC became the historical financial statements of NTE LP. NTE LP consolidates all accounts of NTE LLC and its subsidiaries. NTE LLC consolidates all accounts of SPPR and NTRH. All significant intercompany accounts have been eliminated in these consolidated financial statements.

NTE LLC was formed on June 23, 2010. The Marathon Acquisition agreement was entered into on October 6, 2010 and closed on December 1, 2010. Accordingly, the accompanying financial statements present the consolidated accounts of such acquired businesses.

The Company’s common equity interest in MPL is accounted for using the equity method of accounting in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 323. Equity income from MPL represents the Company’s proportionate share of net income available to common equity owners generated by MPL.

The equity method investment is assessed for impairment whenever changes in facts or circumstances indicate a loss in value has occurred. When the loss is deemed to be other than temporary, the carrying value of the equity method investment is written down to fair value, and the amount of the write-down is included in net income. See Note 8 for further information on the Company’s equity method investment.

MPLI owns all of the preferred membership units of MPL. This investment in MPLI, which provides the Company no significant influence over MPLI, is accounted for as a cost method investment. The investment in MPLI is carried at a cost of $6.9 million as of September 30, 2012 and December 31, 2011 and is included in other noncurrent assets within the consolidated balance sheets.

Principles of Consolidation and Combination

Prior to the closing of the Acquisition, the Predecessor was legally held by multiple subsidiaries and affiliates of Marathon Oil. As such, the accompanying Predecessor financial statements present the combined accounts of such businesses for all periods prior to the Acquisition. The Company was incorporated on June 23, 2010. NTI entered into the Acquisition agreement with Marathon on October 6, 2010. After the closing of the Acquisition on December 1, 2010, the Company acquired the stock or net assets of those Predecessor businesses from NTI. Accordingly, the accompanying financial statements present the consolidated accounts of such acquired businesses for all periods subsequent to December 1, 2010. The Company had no operating activities between its June 23, 2010 inception date and the date the Predecessor businesses were acquired although it incurred various transaction and formation costs which have been included in the total successor period of June 23, 2010 through December 31, 2010 (the “Successor Period”).

All significant intercompany accounts have been eliminated in these consolidated and combined financial statements.

The Company’s and the Predecessor’s 17% common interest in Minnesota Pipe Line is accounted for using the equity method of accounting in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 323. Income from equity method investment represents the Company’s and the Predecessor’s proportionate share of net income available to common owners generated by Minnesota Pipe Line.

The equity method investment is assessed for impairment whenever changes in facts or circumstances indicate a loss in value has occurred. When the loss is deemed to be other than temporary, the carrying value of the equity method investment is written down to fair value, and the amount of the write-down is included in net income. See Note 7 for further information on the Company’s equity investment.

MPLI owns all of the preferred membership units of Minnesota Pipe Line. This investment in MPLI which provides the Company (and previously, the Predecessor) no significant influence over Minnesota Pipe Line is accounted for as a cost method investment. The investment in MPLI is carried at a cost of $6.9 million as of December 31, 2011 and $7.0 as of December 31, 2010 and is included in other noncurrent assets on the consolidated balance sheets.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the respective reporting periods. Actual results could differ from those estimates. In addition, significant estimates were used in accounting for the Marathon Acquisition under the purchase method of accounting.

Use of Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated and combined financial statements and the reported amounts of revenues and expenses during the respective reporting periods. Actual results could differ from those estimates. In addition, significant estimates were used in accounting for the Acquisition under the purchase method of accounting.

The Predecessor financial statements include allocations of general, administrative and overhead costs of Marathon that are attributable to the Predecessor’s operations. Management believes the assumptions and allocations underlying the combined financial statements are reasonable. However, these combined financial statements do not include all of the actual expenses that would have been incurred had the Predecessor been a stand-alone entity during the periods presented and do not reflect the Predecessor’s combined results of operations, financial position and cash flows had it been a stand-alone company during the periods presented.

Operating Segments

Operating Segments

The Company has two reportable operating segments:

•	Refining – operates the St. Paul Park, Minnesota refinery, terminal and related assets, and includes the Company’s interest in MPL and MPLI, and

•	Retail – operates 166 convenience stores primarily in Minnesota and Wisconsin. The retail segment also includes the operations of NTB and SAF.

See Note 21 for further information on the Company’s operating segments.

Operating Segments

The Company has two reportable operating segments:

•	Refining—operates the St. Paul Park, Minnesota, refinery, terminal and related assets, including the Company’s interest in MPLI and Minnesota Pipe Line, and

•	Retail—operates 166 convenience stores primarily in Minnesota and Wisconsin. The Retail segment also includes the operations of NTB and SAF.

See Note 19 for further information on the Company’s operating segments.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less from the date of purchase to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less from the date of purchase to be cash equivalents.
Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Such assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected undiscounted future cash flows from the use of the asset and its eventual disposition is less than the carrying amount of the asset, an impairment loss is recognized based on the fair value of the asset.

When property, plant and equipment depreciated on an individual basis is sold or otherwise disposed of, any gains or losses are reported in net income. Gains on the disposal of property, plant and equipment are recognized when earned, which is generally at the time of closing. If a loss on disposal is expected, such losses are generally recognized when the assets are classified as held for sale.

Expenditures for routine maintenance and repair costs are expensed when incurred. Refinery process units require periodic major maintenance and repairs that are commonly referred to as “turnarounds.” The required frequency of the maintenance varies by unit, but generally is every two to six years depending on the processing unit involved. Turnaround costs are expensed as incurred.

Property, Plant and Equipment

Property, plant and equipment is recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Such assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected undiscounted future cash flows from the use of the asset and its eventual disposition is less than the carrying amount of the asset, an impairment loss is recognized based on the fair value of the asset.

When property, plant and equipment depreciated on an individual basis are sold or otherwise disposed of, any gains or losses are reported in net income. Gains on the disposal of property, plant and equipment are recognized when earned, which is generally at the time of closing. If a loss on disposal is expected, such losses are generally recognized when the assets are classified as held for sale.

Expenditures for routine maintenance and repair costs are expensed when incurred. Refinery process units require periodic major maintenance and repairs that are commonly referred to as “turnarounds.” The required frequency of the maintenance varies by unit, but generally is every two to six years depending on the processing unit involved. Turnaround costs are expensed as incurred.

Derivative Financial Instruments

Derivative Financial Instruments

The Company is exposed to earnings and cash flow volatility based on the timing and change in refined product prices and crude oil prices. To manage these risks, the Company may use derivative instruments associated with the purchase or sale of crude oil and refined products. Crack spread option and swap contracts are used to hedge the volatility of refining margins. The Company also may use futures contracts to manage price risks associated with inventory quantities above or below target levels. The Company does not enter into derivative contracts for speculative purposes. All derivative instruments are recorded in the consolidated balance sheet at fair value and are classified depending on the maturity date of the underlying contracts. Changes in the fair value of its contracts are accounted for by marking them to market and recognizing any resulting gains or losses in its statements of income. These gains and losses are reported as operating activities within the consolidated statements of cash flows.

Excise Taxes

Excise Taxes

The Company is required by various governmental authorities, including federal and state, to collect and remit taxes on certain products. Such taxes are presented on a gross basis in revenue and cost of sales in the consolidated statements of operations. These taxes totaled $78.2 million and $64.9 million for the three months ended September 30, 2012 and 2011, respectively, and $215.0 million and $181.5 million for the nine months ended September 30, 2012 and 2011, respectively.

Excise Taxes

The Company (and previously, the Predecessor) is required by various governmental authorities, including federal and state, to collect and remit taxes on certain products. Such taxes are presented on a gross basis in revenues and costs and expenses in the consolidated and combined statements of income. These taxes totaled $242.9 million for the year ended December 31, 2011, $25.1 million for the Successor Period, $271.8 million for the eleven months ended November 30, 2010 and $289.6 million for the year ended December 31, 2009.

Income Taxes

Income Taxes

Effective August 1, 2012, NTRH elected to be treated as a corporation for income tax purposes in order to preserve the MLP tax status of NTE LP. As such, the Company has recorded deferred tax assets and deferred tax liabilities as of the election date. Additionally, the Company recorded current period income taxes for the period from August 1, 2012 through September 30, 2012 (see Note 6) at the NTRH level. Prior to August 1, 2012, all of the Company’s income was derived from subsidiaries which were limited liability companies and were therefore pass-through entities for federal income tax purposes. As a result, the Company did not incur federal income taxes prior to this date.

Income Taxes

After the Acquisition, the Company and its subsidiaries are limited liability companies and are therefore pass-through entities for federal income tax purposes. As a result, the Company does not incur federal income taxes. The Predecessor’s taxable income has historically been included in the consolidated U.S. federal income tax returns of Marathon Oil and also in a number of state income tax returns, which were filed as consolidated returns.

For the Predecessor, the provision for income taxes was computed as if the Predecessor were a stand-alone tax-paying entity and as if it paid the amount of its current federal and state tax liabilities to Marathon Oil in each period. As such, the accrual and payment of the current federal and state tax liabilities are recorded within the net investment in the combined financial statements of the Predecessor in the period incurred.

Deferred tax assets and liabilities were recognized based on temporary differences between the financial statement carrying amounts of the Predecessor’s assets and liabilities and their tax bases as reported in Marathon Oil’s tax filings with the respective taxing authorities. The realization of deferred tax assets was assessed periodically based on several interrelated factors. These factors include the Predecessor’s expectation to generate sufficient future taxable income in order to utilize tax credits and operating loss carry-forwards.

Reclassification	Reclassification Certain reclassifications have been made to the prior-year financial information in order to conform to the Company’s current presentation.
Accounting Developments

Accounting Developments

On January 1, 2012, the Company adopted Accounting Standard Update (“ASU”) No. 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”), which amends current comprehensive income guidance. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. Also effective January 1, 2012, the Company adopted ASU 2011-12 “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). ASU 2011-12 defers the effectiveness for the requirement to present on the face of our financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The Company’s presentation of comprehensive income in this quarterly report complies with these accounting standards.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 retains the existing offsetting requirements and enhances the disclosure requirements to allow investors to better compare financial statements prepared under GAAP with those prepared under IFRS. This new guidance is to be applied retrospectively. ASU 2011-11 will be effective for the Company’s quarterly and annual financial statements beginning with the first quarter 2013 reporting. The Company believes that the adoption of ASU 2011-11 will not have a material impact on its consolidated financial statements.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and other” (“ASU 2012-02”). ASU 2012-02 provides guidance on annual impairment testing of indefinite-lived intangible assets. The standards update allows an entity to first assess qualitative factors to determine if it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount. If based on its qualitative assessment an entity concludes it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, quantitative impairment testing is required. However, if an entity concludes otherwise, quantitative impairment testing is not required. The standards update is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company believes that the adoption of ASU 2012-02 will not have a material impact on its consolidated financial statements.

Accounting Developments

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” (“ASU 2011-04”). ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. ASU 2011-04 will be effective for the Company’s quarterly and annual financial statements beginning with our first quarter 2012 reporting. The Company believes that the adoption of this standard will not materially impact its consolidated financial statements because the guidance only provides for enhanced disclosure requirements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”) which amends current comprehensive income guidance. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity. Instead, the Company must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. ASU 2011-05 will be effective for the Company’s quarterly and annual financial statements beginning with our first quarter 2012 reporting. However, in December 2011 the FASB issued ASU 2011-12 Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers the effectiveness for the requirement to present on the face of our financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. The Company believes that the adoption of ASU 2011-05, as amended by ASU 2011-12, will not have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 retains the existing offsetting requirements and enhances the disclosure requirements to allow investors to better compare financial statements prepared under U.S. GAAP with those prepared under IFRS. This new guidance is to be applied retrospectively. ASU 2011-11 will be effective for the Company’s quarterly and annual financial statements beginning with our first quarter 2013 reporting. The Company believes that the adoption of ASU 2011-11 will not have a material impact on its consolidated financial statements.

Revenue Recognition

Revenue Recognition

Revenues are recognized when products are shipped or services are provided to customers, title is transferred, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded net of discounts granted to customers. Shipping and other transportation costs billed to customers are presented on a gross basis in revenues and cost of sales.

Rebates from vendors are recognized as a reduction of cost of sales when the initiating transaction occurs. Incentives that are derived from contractual provisions are accrued based on past experience and recognized in cost of sales.

Refined Product Exchanges

Refined Product Exchanges

The Company (and previously, the Predecessor) enters into exchange contracts whereby it agrees to deliver a particular quantity and quality of refined products at a specified location and date to a particular counterparty and to receive from the same counterparty a particular quantity and quality of refined products at a specified location on the same or another specified date. The exchange receipts and deliveries are nonmonetary transactions, with the exception of associated grade or location differentials that are settled in cash. These transactions are not recorded as revenue because they involve the exchange of refined product inventories held for sale in the ordinary course of business to facilitate sales to customers. The exchange transactions are recognized at the carrying amount of the inventory transferred plus any cash settlement due to grade or location differentials.

Advertising

Advertising

The Company (and previously, the Predecessor) expenses the costs of advertising as incurred. Advertising expense was $1.0 million for the year ended December 31, 2011, less than $0.1 million for the Successor Period, $2.6 million for the eleven months ended November 30, 2010 and $2.1 million for the year ended December 31, 2009.

Receivables and Allowance for Doubtful Accounts

Receivables and Allowance for Doubtful Accounts

Receivables of the Company (and previously, the Predecessor) primarily consist of customer accounts receivable. The accounts receivable are due from a diverse base including companies in the petroleum industry, airlines and the federal government. The allowance for doubtful accounts is reviewed quarterly for collectability. All customer receivables are recorded at the invoiced amounts and generally do not bear interest. When it becomes probable the receivable will not be collected, the balances for customer receivables are charged directly to bad debt expense. The allowance for doubtful accounts was less than $0.1 million as of December 31, 2011 and 2010.

Inventories

Inventories

Inventories are carried at the lower of cost or market value. Cost of inventories is determined primarily under the last-in, first-out (“LIFO”) method. However, the Company (and previously, the Predecessor) maintains some inventories whose cost is primarily determined using the first-in, first-out method. The Company has LIFO pools for crude oil and other feedstocks and for refined products in its Refining segment and a LIFO pool for refined products in its Retail segment for inventory held by the retail stores.

Internal-Use Software Development Costs

Internal-Use Software Development Costs

The Company capitalizes certain external and internal computer software costs incurred during the application development stage. The application development stage generally includes software design and configuration, coding, testing and installation activities. Training and maintenance costs are expensed as incurred, while upgrades and enhancements are capitalized if it is probable that such expenditures will result in additional functionality. Capitalized software costs are depreciated over the estimated useful life of the underlying project on a straight-line basis, generally not exceeding five years.

Intangible Assets

Intangible Assets

Intangible assets primarily include a retail marketing trade name and franchise agreements. These assets have an indefinite life and therefore are not amortized, but rather are tested for impairment annually and when events or changes in circumstances indicate that the fair value of the intangible asset has been reduced below carrying value.

Financing Costs

Financing Costs

Financing origination fees are deferred and classified within other assets on the consolidated balance sheet. Amortization is provided on a straight-line basis over the term of the agreement, which approximates the effective interest method.

Derivative Financial Instruments

Derivative Financial Instruments

The Company (and previously, the Predecessor) is exposed to earnings and cash flow volatility based on the timing and change in refined product prices and crude oil prices. To manage these risks, the Company uses derivative instruments associated with the purchase or sale of crude oil and refined products. Crack spread option contracts are used to hedge the volatility of refining margins. The Company also may use futures contracts to manage price risks associated with inventory quantities above or below target levels. The Company does not enter into derivative contracts for speculative purposes. All derivative instruments are recorded in the consolidated balance sheet at fair value and are classified depending on the maturity date of the underlying contracts. Changes in the fair value of its contracts are accounted for by marking them to market and recognizing any resulting gains or losses in its statements of income. These gains and losses are reported within operating activities on the consolidated statements of cash flows.

Environmental Costs

Environmental Costs

Environmental expenditures are capitalized if the costs mitigate or prevent future contamination or if the costs improve environmental safety or efficiency of the existing assets. The Company (and previously, the Predecessor) provides for remediation costs and penalties when the responsibility to remediate is probable and the amount of associated costs can be reasonably estimated. The timing of remediation accruals coincides with completion of a feasibility study or the commitment to a formal plan of action. Remediation liabilities are accrued based on estimates of known environmental exposure and are discounted when the estimated amounts are reasonably fixed and determinable. If recoveries of remediation costs from third parties are probable, a receivable is recorded and is discounted to net present value when the estimated amount is reasonably fixed and determinable.

Asset Retirement Obligations

Asset Retirement Obligations

The fair value of asset retirement obligations is recognized in the period in which the obligations are incurred if a reasonable estimate of fair value can be made. Conditional asset retirement obligations for removal and disposal of fire-retardant material from certain refining assets have been recognized. The amounts recorded for such obligations are based on the most probable current cost projections. Asset retirement obligations have not been recognized for the removal of materials and equipment from or the closure of certain refinery, pipeline, terminal and retail marketing assets because the fair value cannot be reasonably estimated since the settlement dates of the obligations are indeterminable.

Current inflation rates and credit-adjusted-risk-free interest rates are used to estimate the fair value of asset retirement obligations. Depreciation of capitalized asset retirement costs and accretion of asset retirement obligations are recorded over time. Depreciation is determined on a straight-line basis, while accretion escalates over the lives of the assets.

Employee Benefit Plans

Employee Benefit Plans

The Predecessor’s employees participated in various employee benefit plans of Marathon. These plans include qualified, non-contributory defined benefit retirement plans, employee savings plans, employee and retiree medical and life insurance plans, dental plans and other such benefits. For the purposes of the combined financial statements, the Predecessor was considered to be participating in multi-employer benefit plans of Marathon. As a participant in multi-employer benefit plans, the Predecessor recognized as expense in each period the required allocations from Marathon, and it did not recognize any employee benefit plan liabilities.

Subsequent to the Acquisition, the majority of the Predecessor’s employees still participated in the employee benefit plans of Marathon under a transition services agreement. See Note 4 for a further description of this transition services agreement.

Any employee not covered under an employee benefit plan of Marathon participates in retirement plans, medical and life insurance plans, dental plans and other such benefits sponsored by the Company (see Note 15).

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation expense for stock-based awards issued over the requisite service period for each separately vesting tranche, as if multiple awards were granted. Stock-based compensation costs are measured at the date of grant, based on the fair value of the award. Stock-based compensation expense recognized was $1.6 million, $0.1 million, $0.3 million and $0.3 million for the year ended December 31, 2011, the Successor Period ended December 31, 2010, the eleven months ended November 30, 2010, and the year ended December 31, 2009, respectively.

Net Investment

Net Investment

The net investment represents a net balance reflecting Marathon’s initial investment in the Predecessor and subsequent adjustments resulting from the operations of the Predecessor and various transactions between the Predecessor and Marathon. The balance is the result of the Predecessor’s participation in Marathon’s centralized cash management programs under which the Predecessor’s cash receipts were remitted to and all cash disbursements were funded by Marathon. Other transactions affecting the net investment include general, administrative and overhead costs incurred by Marathon that are allocated to the Predecessor. There are no terms of settlement or interest charges associated with the net investment balance.

Comprehensive Income

Comprehensive Income

The Company has unrecognized prior service cost related to its defined benefit cash balance plan as of December 31, 2011 (see Note 15). This unrecognized prior service cost of $0.4 million is recognized directly to member’s interest as an element of other comprehensive income. The Predecessor has reported no comprehensive income due to the absence of items of other comprehensive income in the periods presented.

Concentrations of Risk

Concentrations of Risk

The Predecessor is exposed to related party risk as a portion of both sales revenues and costs are derived from transactions with Marathon Oil’s subsidiaries and affiliates. Sales to related parties for eleven months ended November 30, 2010 and for the year ended December 31, 2009 were both 7% of total sales. For the eleven months ended November 30, 2010 and for the year ended December 31, 2009 purchases from related parties were both 45% of total costs and expenses.

The Company (and previously, the Predecessor) is exposed to credit risk in the event of nonpayment by customers. The creditworthiness of customers is subject to continuing review. No single non-related party customer accounts for more than 10% of annual revenues.

Crude oil is the principal raw material for the Company and the majority of the crude oil processed is delivered to the refinery through a pipeline that is owned by Minnesota Pipe Line, a related party. A prolonged disruption of that pipeline’s operations would materially impact the Company’s ability to economically obtain raw materials.

The Company (and previously, the Predecessor) is exposed to concentrated geographical risk as most of its operations are conducted in certain states.

INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Provision

The income tax provision in the accompanying consolidated financial statements consists of the following:

	Three Months Ended	Nine Months Ended
(in millions)	September 30, 2012	September 30, 2012
Current tax expense	$—	$0.1
Deferred tax expense	7.7	7.7

Total tax expense	$7.7	$7.8

The components of the Predecessor’s income tax provision are as follows:

	Predecessor
(in millions)	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Income Tax Provision
Federal
Current	$51.2	$25.9
Deferred	(0.6)	0.4

	$50.6	$26.3
State and local
Current	$16.7	$8.4
Deferred	(0.2)	0.1

	$16.5	$8.5
Total
Current	$67.9	$34.3
Deferred	(0.8)	0.5

	$67.1	$34.8

Reconciliation of Federal Statutory Income Tax Rate

A reconciliation of the federal statutory income tax rate (35 percent) for the Predecessor applied to income before income taxes to the provision for income taxes is as follows:

	Predecessor
(in millions)	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Statutory rate applied to income before taxes	$44.8	$31.3
State and local income taxes, net of federalincome tax effects	10.7	5.5
Domestic manufacturing deductions	(2.6)	(1.2)
Valuation allowance for capital loss carryforward	14.3	—
Dividend received deduction	(0.2)	(0.9)
Other, net	0.1	0.1

Actual income tax provision	$67.1	$34.8

INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventories

	September 30,	December 31,
(in millions)	2012	2011
Crude oil and refinery feedstocks	$3.5	$9.1
Refined products	118.6	109.1
Merchandise	19.6	21.1
Supplies and sundry items	14.5	14.8

Total	$156.2	$154.1

(in millions)	December 31, 2011	December 31, 2010
Crude oil and refinery feedstocks	$9.1	$24.3
Refined products	109.1	102.7
Merchandise	21.1	14.8
Supplies and sundry items	14.8	14.6

Total	$154.1	$156.4

PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment

Major classes of property, plant and equipment (“PP&E”) consisted of the following:

	Estimated	September 30,	December 31,
(in millions)	Useful Lives	2012	2011
Land		$8.7	$8.7
Retail stores and equipment	2 - 22 years	46.6	50.4
Refinery and equipment	5 - 24 years	329.2	318.1
Software	5 years	16.3	14.7
Other equipment	2 - 7 years	6.5	1.9
Precious metals		10.5	10.5
Assets under construction		12.8	17.4

		430.6	421.7
Less: accumulated depreciation		53.9	30.5

Property, plant and equipment, net		$376.7	$391.2

Major classes of property, plant and equipment (“PP&E”) consisted of the following:

(in millions)	Estimated Useful Lives	December 31, 2011	December 31, 2010
Land		$8.7	$8.7
Retail stores and equipment	2 - 22 years	50.4	61.2
Refinery and equipment	5 - 24 years	318.1	271.2
Software	5 years	14.7	—
Other equipment	2 - 7 years	1.9	1.8
Precious metals		10.5	10.5
Assets under construction		17.4	35.1

		421.7	388.5
Less: accumulated depreciation		30.5	2.2

Property, plant and equipment, net		$391.2	$386.3

DERIVATIVES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Amounts of Outstanding Derivative Instruments

The following table summarizes the fair value amounts of the Company’s outstanding derivative instruments by location on the balance sheet as of September 30, 2012 and December 31, 2011:

(in millions)	Balance Sheet Classification	September 30, 2012	December 31, 2011
Commodity swaps and futures	Current assets	$0.2	$—
Commodity swaps and futures	Noncurrent assets	1.9	—
Commodity swaps and futures	Current liabilities	(71.2)	(109.9)
Commodity swaps and futures	Noncurrent liabilities	(8.0)	—

Net liability position		$(77.1)	$(109.9)

The following table summarizes the fair value amounts of the Company’s outstanding derivative instruments by location on the balance sheet as of December 31, 2011 and 2010:

(in millions)	Balance Sheet Classification	December 31, 2011	December 31, 2010
Commodity swaps and futures	Current liabilities	$109.9	$45.6
Commodity swaps and futures	Noncurrent liabilities	—	22.4

		$109.9	$68.0

FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Assets and Liabilities Carried at Fair Value Measured On a Recurring Basis

The following table provides the assets and liabilities carried at fair value measured on a recurring basis at September 30, 2012 and December 31, 2011:

	Balance at	Quoted prices in active markets	Significant other observable inputs	Unobservable inputs
(in millions)	September 30, 2012	(Level 1)	(Level 2)	(Level 3)
ASSETS
Cash and cash equivalents	$323.5	$323.5	$—	$—
Other current assets
Derivative asset - current	0.2	—	0.2	—
Other assets
Derivative asset - long-term	1.9	—	1.9	—

	$325.6	$323.5	$2.1	$—

LIABILITIES
Derivative liability - current	$71.2	$—	$71.2	$—
Other liabilities
Derivative liability - long-term	8.0	—	8.0	—

	$79.2	$—	$79.2	$—

	Balance at	Quoted prices in active markets	Significant other observable inputs	Unobservable inputs
(in millions)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
ASSETS
Cash and cash equivalents	$123.5	$123.5	$—	$—
Other assets
Contingent consideration - margin support	20.2	—	—	20.2

	$143.7	$123.5	$—	$20.2

LIABILITIES
Derivative liability - current	$109.9	$—	$109.9	$—
Other liabilities
Contingent consideration - earn-out	30.9	—	—	30.9

	$140.8	$—	$109.9	$30.9

The following table provides the assets and liabilities carried at fair value measured on a recurring basis at December 31, 2011 and 2010:

(in millions)	Balance at December 31, 2011	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
ASSETS
Cash and cash equivalents	$123.5	$123.5	$—	$—
Other assets
Contingent consideration—margin support	20.2	—	—	20.2

	$143.7	$123.5	$—	$20.2

LIABILITIES
Derivative liability—current	$109.9	$—	$109.9	$—
Other liabilities
Contingent consideration—earn-out	30.9	—	—	30.9

	$140.8	$—	$109.9	$30.9

(in millions)	Balance at December 31, 2010	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
ASSETS
Cash and cash equivalents	$72.8	$72.8	$—	$—
Other assets
Contingent consideration—margin support	17.3	—	—	17.3

	$90.1	$72.8	$—	$17.3

LIABILITIES
Derivative liability—current	$45.6	$—	$45.6	$—
Derivative liability—long-term	22.4	—	22.4	—
Other liabilities
Contingent consideration—earn-out	53.8	—	—	53.8

	$121.8	$—	$68.0	$53.8

Fair Value of Secured Notes

The fair value of the Secured Notes disclosed below was determined based on quoted prices in active markets (Level 1).

	September 30, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(in millions)	Amount	Value	Amount	Value
Secured Notes	$261.0	$289.4	$290.0	$316.5

The fair value of the Secured Notes disclosed below was determined based on quoted prices in active markets.

	December 31, 2011		December 31, 2010
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Secured Notes	$290.0	$316.5	$290.0	$299.4

Changes in Fair Value of Level 3 Contingent Consideration Arrangement

Changes in the fair value of the Company’s Level 3 contingent consideration arrangements during the year ended December 31, 2011 were due to updated financial performance estimates and are as follows:

(in $ millions)	Margin Support	Earnout	Net Impact
Fair Value at December 31, 2010	$17.3	$(53.8)	$(36.5)
Transfer to Receivable from MPC (included in other current assets)	(30.0)	—	(30.0)
Change in fair value of remaining years	32.9	22.9	55.8

Fair Value at December 31, 2011	$20.2	$(30.9)	$(10.7)

ASSET RETIREMENT OBLIGATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Changes in Asset Retirement Obligations

The following table summarizes the changes in asset retirement obligations:

	Nine Months Ended
	September 30,	September 30,
(in millions)	2012	2011
Asset retirement obligation balance at beginning of period	$1.5	$2.1
Revisions of previous estimates	0.3	—
Accretion expense	0.2	0.1

Asset retirement obligation balance at end of period	$2.0	$2.2

The following table summarizes the changes in asset retirement obligations:

	Successor		Predecessor
(in millions)	Year Ended December 31, 2011	June 23, 2010 (inception date) to December 31, 2010	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Asset retirement obligation balance at beginning of period	$2.1	$2.1	$3.3	$3.3
Revisions of previous estimates	(0.9)	—	—	(0.1)
Accretion expense (included in depreciation and amortization)	0.3	—	0.2	0.2
Liabilities settled	—	—	(0.1)	(0.1)

Asset retirement obligation balance at end of year	$1.5	$2.1	$3.4	$3.3

STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Profit Interest Unit Activity

A summary of the NT Investor Plan’s profit interest unit activity is set forth below:

			Weighted
	Number of	Weighted	Average
	NT Investor	Average	Remaining
	Profit Units	Exercise	Contractual
	(in millions)	Price	Term
Outstanding at December 31, 2011	24.2	$1.87	9.2
Granted	1.5	2.57

Outstanding at September 30, 2012	25.7	$1.91	8.3

A summary of profit interest unit activity is set forth below:

	Number of Units (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at inception	—	$—
Granted	22.7	1.78

Outstanding at December 31, 2010	22.7	1.78	9.9
Granted	3.5	2.23
Cancelled	(2.0)	(1.38)

Outstanding at December 31, 2011	24.2	$1.87	9.2

Assumptions Used to Estimate Weighted Average Fair Value as of Grant Date of Units Granted

The estimated weighted average fair value as of the grant date for NT Investor Plan profit interest units granted during the nine months ended September 30, 2012 and 2011 were $0.88 and $0.57, respectively, based upon the following assumptions:

	2012	2011
Expected life (years)	6.5	6.5
Expected volatility	55.5%	40.6%
Expected dividend yield	0.0%	0.0%
Risk-free interest rate	1.4%	2.7%

The estimated weighted average fair value as of grant date of units granted during 2011 and 2010 was $0.57 and $0.30, respectively, based upon the following assumptions:

	2011	2010
Expected life (years)	5.75 - 6.5	6.5
Expected volatility	40.6% - 49.6%	40.6%
Expected dividend yield	0.0%	0.0%
Risk-free interest rate	2.5% - 2.7%	2.7%

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Supplemental Cash Flow Information

Supplemental cash flow information is as follows:

	Nine Months Ended
	September 30,	September 30,
(in millions)	2012	2011
Net cash from operating activities included:
Interest paid	$18.6	$17.7

Noncash investing and financing activities include:
Capital expenditures included in accounts payable	$—	$1.3

Supplemental cash flow information is as follows:

	Successor		Predecessor
(in millions)	Year Ended December 31, 2011	June 23, 2010 (inception date) to December 31, 2010	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Net cash from operating activities included:
Interest paid	$37.9	$—	$—	$—
Income taxes paid through MPC LP and Speedway	—	—	67.9	34.3

Noncash investing and financing activities include:
PP&E recognized (derecognized) in sale leaseback	$(12.1)	$24.5	$—	$—
Acquisition consideration funded by Investors	—	80.0	—	—
PP&E contributions by (distributions to) Marathon	—	—	0.6	(0.1)

SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Operating Results for Operating Segments

Operating results for the Company’s operating segments are as follows:

(in millions)	Refining	Retail	Other	Total
Three months ended September 30, 2012

Revenues
Customer	$866.4	$397.1	$—	$1,263.5
Intersegment	284.7	—	—	284.7

Segment revenues	1,151.1	397.1	—	1,548.2
Elimination of intersegment revenues	—	—	(284.7)	(284.7)

Total revenues	$1,151.1	$397.1	$(284.7)	$1,263.5

Income (loss) from operations	$246.7	$1.2	$(48.5)	$199.4
Income from equity method investment	$2.8	$—	$—	$2.8
Depreciation and amortization	$6.4	$1.8	$0.1	$8.3
Capital expenditures	$5.4	$0.7	$0.2	$6.3

(in millions)	Refining	Retail	Other	Total
Three months ended September 30, 2011

Revenues
Customer	$740.2	$419.3	$—	$1,159.5
Intersegment	293.8	—	—	293.8

Segment revenues	1,034.0	419.3	—	1,453.3
Elimination of intersegment revenues	—	—	(293.8)	(293.8)

Total revenues	$1,034.0	$419.3	$(293.8)	$1,159.5

Income (loss) from operations	$174.0	$4.9	$(13.2)	$165.7
Income from equity method investment	$0.9	$—	$—	$0.9
Depreciation and amortization	$5.4	$2.0	$—	$7.4
Capital expenditures	$7.2	$1.9	$2.2	$11.3

(in millions)	Refining	Retail	Other	Total
Nine months ended September 30, 2012

Revenues
Customer	$2,296.5	$1,121.3	$—	$3,417.8
Intersegment	788.3	—	—	788.3

Segment revenues	3,084.8	1,121.3	—	4,206.1
Elimination of intersegment revenues	—	—	(788.3)	(788.3)

Total revenues	$3,084.8	$1,121.3	$(788.3)	$3,417.8

Income (loss) from operations	$560.3	$5.2	$(138.7)	$426.8
Income from equity method investment	$8.7	$—	$—	$8.7
Depreciation and amortization	$18.5	$5.6	$0.5	$24.6
Capital expenditures	$10.7	$1.7	$0.9	$13.3

(in millions)	Refining	Retail	Other	Total
Nine months ended September 30, 2011

Revenues
Customer	$2,026.4	$1,165.6	$—	$3,192.0
Intersegment	831.3	—	—	831.3

Segment revenues	2,857.7	1,165.6	—	4,023.3
Elimination of intersegment revenues	—	—	(831.3)	(831.3)

Total revenues	$2,857.7	$1,165.6	$(831.3)	$3,192.0

Income from operations	$326.7	$7.2	$13.2	$347.1
Income from equity method investment	$3.2	$—	$—	$3.2
Depreciation and amortization	$16.0	$6.0	$0.3	$22.3
Capital expenditures	$19.7	$2.6	$5.1	$27.4

Operating results for the Company’s operating segments are as follows:

(in millions)	Refining	Retail	Other	Total
Year ended December 31, 2011
Revenues
Customer	$2,761.0	$1,519.8	$—	$4,280.8
Intersegment	1,043.1	—	—	1,043.1

Segment revenues	3,804.1	1,519.8	—	5,323.9
Elimination of intersegment revenues	—	—	(1,043.1)	(1,043.1)

Total revenues	$3,804.1	$1,519.8	$(1,043.1)	$4,280.8

Income from operations	$388.2	$14.0	$20.4	$422.6
Income from equity method investment	$5.7	$—	$—	$5.7
Depreciation and amortization	$21.5	$7.2	$0.8	$29.5
Capital expenditures	$33.9	$9.2	$2.8	$45.9

(in millions)	Refining	Retail	Other	Total
Period ended December 31, 2010 (Successor)
Revenues
Customer	$242.0	$102.9	$—	$344.9
Intersegment	70.2	—	—	70.2

Segment revenues	312.2	102.9	—	415.1
Elimination of intersegment revenues	—	—	(70.2)	(70.2)

Total revenues	$312.2	$102.9	$(70.2)	$344.9

Income (loss) from operations	$9.1	$0.5	$(5.9)	$3.7
Income from equity method investment	$0.1	$—	$—	$0.1
Depreciation and amortization	$1.7	$0.5	$—	$2.2
Capital expenditures	$2.5	$—	$—	$2.5

(in millions)	Refining	Retail	Other	Total
Eleven months ended November 30, 2010 (Predecessor)
Revenues
Customer	$1,778.3	1,206.8	—	$2,985.1
Intersegment	811.4	—	—	811.4
Related parties	210.1	—	—	210.1

Segment revenues	2,799.8	1,206.8	—	4,006.6
Elimination of intersegment revenues	—	—	(811.4)	(811.4)

Total revenues	$2,799.8	$1,206.8	$(811.4)	$3,195.2

Income from operations	$142.8	$26.5	$—	$169.3
Income from equity method investment	$5.4	$—	$—	$5.4
Depreciation and amortization	$24.9	$12.4	$—	$37.3
Capital expenditures	$29.4	$0.4	$—	$29.8

(in millions)	Refining	Retail	Other	Total
Year ended December 31, 2009 (Predecessor)
Revenues
Customer	$1,594.6	1,129.2	—	$2,723.8
Intersegment	719.4	—	—	719.4
Related parties	216.7	—	—	216.7

Segment revenues	2,530.7	1,129.2	—	3,659.9
Elimination of intersegment revenues	—	—	(719.4)	(719.4)

Total revenues	$2,530.7	$1,129.2	$(719.4)	$2,940.5

Income from operations	$70.6	$19.3	$—	$89.9
Income from equity method investment	$1.1	$—	$—	$1.1
Depreciation and amortization	$26.0	$14.2	$—	$40.2
Capital expenditures	$26.1	$2.9	$—	$29.0

Total Assets by Segment

Total assets by segment were as follows:

(in millions)	Refining	Retail	Corporate/Other	Total
At September 30, 2012	$687.5	$139.7	$350.2	$1,177.4

At December 31, 2011	$646.5	$130.2	$222.1	$998.8

Total assets by segment were as follows:

(in millions)	Refining	Retail	Other	Total
At December 31, 2011	$655.2	$219.8	$123.8	$998.8

At December 31, 2010	$667.7	$136.7	$126.2	$930.6

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
Purchases from Related Parties

Predecessor purchases from related parties were as follows:

(in millions)	Eleven Months Ended November 31, 2010	Year Ended December 31, 2009
MOC	$276.9	$155.6
MPC LP	67.5	64.2
MP Trading Canada	992.3	1,027.7
Minnesota Pipe Line	25.3	26.4
Speedway	16.3	16.4

Total	$1,378.3	$1,290.3

ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Allocation of Purchase of Net Assets Acquired

The accompanying consolidated financial statements include the following fair value allocation of the purchase of the net assets acquired:

(in millions)
Total consideration	$608.0
Allocation of consideration:
Store cash acquired	0.6
Inventory	195.0
Property, plant and equipment	385.0
Minnesota Pipe Line investment	93.0
MPLI investment	7.0
Intangible assets	35.4
Margin support contract	17.3
Derivative liability	(40.9)
Lease financing obligation	(24.5)
Other, net	(8.5)

Bargain purchase gain	$(51.4)

EQUITY METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2011
Summarized Financial Information

Summarized financial information for Minnesota Pipe Line is as follows:

	Successor		Predecessor
(in millions)	Year Ended December 31, 2011	One Month Ended December 31, 2010	Eleven Months Ended November 30, 2010	Year Ended December 31, 2009
Revenues	$115.6	$8.7	$101.6	$101.5
Operating costs and expenses	53.8	7.4	36.8	55.6
Income from operations	43.2	1.3	42.4	18.4
Net income	43.2	1.3	42.4	18.4
Net income available to common shareholders	33.5	0.5	33.6	8.7

	Successor
(in millions)	December 31, 2011	December 31, 2010
Balance sheet data:
Current assets	$12.1	$8.0
Noncurrent assets	492.8	507.6

Total assets	$504.9	$515.6

Current liabilities	$16.6	$13.8
Noncurrent liabilities	0.1	0.2

Total liabilities	$16.7	$14.0

Members capital	$488.2	$501.6

EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Changes to Benefit Obligation, Fair Value of Plan Assets and Funded Status of Cash Balance Plan

The changes to the benefit obligation, fair value of plan assets and funded status of the Cash Balance Plan for the year ended December 31, 2011 were as follows:

(in millions)	Year Ended December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of year	$—
Service cost	0.1
Plan amendments	0.4

Benefit obligation at end of year	$0.5

Change in plan assets:
Fair value of plan assets at beginning of year	$—
Employer contributions	0.1

Fair value of plan assets at end of year	$0.1

Reconciliation of funded status:
Fair value of plan assets at end of year	$0.1
Benefit obligation at end of year	0.5

Funded status at end of year	$(0.4)

Components of Net Period Benefit Cost And other Amounts Recognized in Members Interest

The components of net period benefit cost and other amounts recognized in member’s interest related to the Cash Balance Plan for the year ended December 31, 2011 were as follows:

Year Ended December 31, 2011
Components of net periodic benefit cost:
Service cost	$0.1

Net periodic benefit cost	$0.1

Changes recognized in member’s interest:
Prior service cost	$0.4

Total changes recognized in member’s interest	$0.4

Anticipated Benefit Payments to Participants from Cash Balance Plan in Future Years	At December 31, 2011, anticipated benefit payments to participants from the Cash Balance Plan in future years are as follows:

(in millions)
2012	$—
2013	0.1
2014	0.2
2015	0.3
2016	0.4
2017-2021	3.8

Benefit Obligation [Member]
Weighted Average Assumptions Used	The weighted average assumptions used to determine the Company’s benefit obligation are as follows:

December 31, 2011
Discount rate	4.75%
Rate of compensation increase	4.00%

Net Periodic Benefit Costs [Member]
Weighted Average Assumptions Used

The weighted average assumptions used to determine the net period benefit cost are as follows:

Year Ended December 31, 2011
Discount rate	5.00%
Expected long-term rate of return on plan assets	4.50%
Rate of compensation increase	4.00%

LEASING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Commitments for Operating Lease Obligations

Future minimum commitments for operating lease obligations having an initial or remaining non-cancelable lease terms in excess of one year are as follows:

(in millions)
2012	$22.2
2013	21.9
2014	21.7
2015	21.2
2016	20.9
Thereafter	180.3

Total noncancelable operating lease payments	$288.2

Description of Business and Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Store	Dec. 31, 2011 Store	Dec. 01, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition, price			$ 608
Number of convenience stores	166	166
Number of stores	234
Common Interest in Minnesota Pipe Line	17.00%
Mpl Investments Inc
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Interest in Minnesota Pipe Line Company, LLC	17.00%
Common Interest in Minnesota Pipe Line		17.00%
Minnesota Pipe Line Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Interest in Minnesota Pipe Line Company, LLC	17.00%	17.00%
Preferred interest by parent	100.00%	100.00%
Crude oil pipeline capacity	455,000	455,000
Common Interest in Minnesota Pipe Line		17.00%
St Paul Park Refining Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of barrels of refinery crude oil capacity per day	84,500	74,000
Northern Tier Retail Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of convenience stores	166	166
Super America Franchising Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
SAF operated franchised stores	68	67
Northern Tier Energy LP
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Formation cost expense	1
Northern Tier Energy LLC
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Interest in Minnesota Pipe Line Company, LLC	100.00%
Marathon
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Business acquisition, price			$ 608

Summary of Principal Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012 Store	Sep. 30, 2011	Nov. 30, 2010	Dec. 31, 2011 Segment Store	Dec. 31, 2009	Jul. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Limited Partnership units held by Parent	18,687,500			18,687,500					18,687,500
Investment in MPLI at cost	$ 6.9		$ 7	$ 6.9			$ 6.9
Retail operated convenience stores				166			166
Required Frequency of the maintenance, minimum				2 years			2 years
Required Frequency of the maintenance, maximum				6 years			6 years
Excise taxes	78.2	64.9	25.1	215	181.5	271.8	242.9	289.6
Reportable operating segments							2
Advertising expense						2.6	1	2.1
Highly liquid investments maturities periods to qualify as cash equivalents							3 months
Capitalized software costs, estimated useful life							5 years
Equity-based compensation expense			0.1			0.3	1.6	0.3
Unrecognized prior service cost							0.4
Sales
Summary Of Significant Accounting Policies [Line Items]
Concentrations of risk, transactions with related party						7.00%		7.00%
Purchases
Summary Of Significant Accounting Policies [Line Items]
Concentrations of risk, transactions with related party						45.00%		45.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Advertising expense			0.1
Allowance for doubtful accounts			$ 1				$ 1
Minnesota Pipe Line Company
Summary Of Significant Accounting Policies [Line Items]
Interest in Minnesota Pipe Line Company, LLC	17.00%			17.00%			17.00%
Common Units
Summary Of Significant Accounting Policies [Line Items]
Limited Partnership units held by Parent	54,844,500			54,844,500
Pik Units
Summary Of Significant Accounting Policies [Line Items]
Limited Partnership units held by Parent	18,383,000			18,383,000

Initial Public Offering of Northern Tier Energy LP - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Jul. 31, 2012	Jul. 25, 2012
Equity and Equity Units Offering Disclosure [Line Items]
Limited Partnership units held by Parent	18,687,500	18,687,500
Initial Public Offerings, value per share			$ 14
Shares issued to the underwriters on exercise of over-allotment option		2,437,500
Redemption percentage of Senior Secured Notes	103.00%
Repayment of senior secured notes	$ 31
Percentage of limited partner interest issued to the public	20.30%
Common Units
Equity and Equity Units Offering Disclosure [Line Items]
Limited Partnership units held by Parent	54,844,500
Pik Units
Equity and Equity Units Offering Disclosure [Line Items]
Limited Partnership units held by Parent	18,383,000
Acon Refining
Equity and Equity Units Offering Disclosure [Line Items]
Proceeds from IPO used to redeem preferred interest in Northern Tier Holdings	32
IPO
Equity and Equity Units Offering Disclosure [Line Items]
Limited Partnership units held by Parent		18,687,500	16,250,000
Contribution from Member	245
Cash on hand	56
Payment to J. Aron & Company related to deferred payment obligations from the early extinguishment of derivatives	92
Realized losses related to early extinguishments	29
Offering costs	15
IPO | Marathon
Equity and Equity Units Offering Disclosure [Line Items]
Proceeds from IPO used to redeem preferred interest in Northern Tier Holdings	92
Settlement payment for contingent consideration agreement	40
IPO | Northern Tier Retail Company
Equity and Equity Units Offering Disclosure [Line Items]
Proceeds from IPO, net of direct cost of issuance	$ 124

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2009
Related Party Transaction [Line Items]
Related Party Transaction, Rate				1.00%			1.00%
Minimum annual management fee payable to related services				$ 2			$ 2
Management fees, amount	0.3	0.5		2.5	1.5
Success fee				7.5			2.1
Management fees payable				Quarterly management fees equal to 1% of the Company's "Adjusted EBITDA" (as defined in the agreement)			Quarterly management fees equal to 1% of the Company's "Adjusted EBITDA" (as defined in the agreement)
Stock-based compensation expense			0.1			0.3	1.6	0.3
Minnesota Pipe Line Company
Related Party Transaction [Line Items]
Interest in Minnesota Pipe Line Company, LLC	17.00%			17.00%			17.00%
Predecessor
Related Party Transaction [Line Items]
Revenues from related parties						210.1		216.7
Purchases from related parties						1,378.3		1,290.3
Stock-based compensation expense						0.3		0.3
Predecessor | Services
Related Party Transaction [Line Items]
Purchases from related parties						26.5		29.1
Predecessor | Stock Compensation Plan
Related Party Transaction [Line Items]
Purchases from related parties						$ 21.5		$ 20.3

Marathon Acquisition - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended						1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 01, 2010	Sep. 30, 2012 Equity Issued in Business Combination	Dec. 31, 2010 Marathon	Sep. 30, 2012 Marathon	Mar. 31, 2011 Marathon	Sep. 30, 2012 Marathon Store	Dec. 31, 2011 Marathon Store	Dec. 31, 2010 Marathon	Dec. 01, 2010 Marathon	Sep. 30, 2012 Marathon Preferred Stock	Dec. 31, 2010 Marathon Equity Issuable In Business Combination
Business Acquisition [Line Items]
Business acquisition, price							$ 608								$ 608
Estimated fair value of earn-out payments					(10.7)	(36.5)									54
Purchase consideration paid in cash									361	180		180	180	361
Preferred Interest in NT Holdings								92									80
Residual purchase price excluding the contingent earn-out consideration											113
Borrowings to finance purchase consideration												290	290
Super America convenience stores												135	135
Margin support for acquisition												60
Agreement adjusted earnings before interest, taxes, depreciation and amortization for margin support												125
Distributions												40
Issued new preferred interest																45
Recorded liability										85		85
Non-cash contingent consideration loss (income)	38.5	3.4	104.3	37.6						38.5
Reimbursement obligation to MPC for administrative and support services										3.9		14	15
Reimbursement to MPC for administrative and support services									6.7					6.7
Amortized reimbursement expenses										1.7		5	6.1
Transition service charges			$ 0

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended		12 Months Ended
	Aug. 01, 2012	Sep. 30, 2012	Dec. 31, 2010	Sep. 30, 2012	Nov. 30, 2010	Nov. 01, 2010	Dec. 31, 2011	Dec. 31, 2009
Income Taxes [Line Items]
Net deferred tax charge	$ 8	$ 7.7		$ 7.7	$ (0.8)			$ 0.5
Current deferred tax asset	2.2
Non-current deferred tax liability	10.2
Effective tax rate		11.20%		6.50%
Opening deferred tax charge				8
State and local income tax expense					16.5		0.1	8.5
Federal statutory income tax rate							35.00%
Unrealized losses from derivative activities			$ 27.1		$ 40.9	$ 40.9
Combined federal and state expected statutory tax rate
Income Taxes [Line Items]
Effective tax rate				40.40%

Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Aug. 01, 2012	Sep. 30, 2012	Sep. 30, 2012	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2009
Federal
Current				$ 51.2		$ 25.9
Deferred				(0.6)		0.4
Federal income tax expense				50.6		26.3
State and local
Current				16.7		8.4
Deferred				(0.2)		0.1
State and local income tax expense				16.5	0.1	8.5
Current tax expense			0.1	67.9		34.3
Deferred tax expense	8	7.7	7.7	(0.8)		0.5
Total tax expense		$ 7.7	$ 7.8	$ 67.1		$ 34.8

Inventories (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Crude oil and refinery feedstocks	$ 3.5	$ 9.1	$ 24.3
Refined products	118.6	109.1	102.7
Merchandise	19.6	21.1	14.8
Supplies and sundry items	14.5	14.8	14.6
Total	$ 156.2	$ 154.1	$ 156.4

Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2009	Sep. 30, 2012
Inventory Disclosure [Line Items]
Percentage of LIFO Inventory	81.00%		77.00%		78.00%
Inventory acquisition costs, current	$ 2.1		$ 20		$ 3.4
LIFO liquidation, effect in cost of sales			4.1
LIFO liquidation, effect on income from operations	$ 2.1	$ 2.1		$ 1.7

Equity Method Investment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Common Interest in Minnesota Pipe Line				17.00%
Carrying Value of Equity Method Investment			$ 92.4				$ 89.9
Carrying Amount of Equity Method Investment	6.7		7.1	6.7			6.9
Distribution received	4.2	2.5	0.7	10	4.9	6	8	1.4
Equity Income from Minnesota Pipe Line	2.8	0.9		8.7	3.2		5.7
Northern Tier Energy LP
Schedule of Equity Method Investments [Line Items]
Carrying Value of Equity Method Investment	$ 88.3			$ 88.3			$ 89.9
Minnesota Pipe Line Company
Schedule of Equity Method Investments [Line Items]
Common Interest in Minnesota Pipe Line							17.00%

Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2010 Land	Sep. 30, 2012 Retail Site	Dec. 31, 2011 Retail Site	Dec. 31, 2010 Retail Site	Sep. 30, 2012 Retail Site Minimum	Dec. 31, 2011 Retail Site Minimum	Sep. 30, 2012 Retail Site Maximum	Dec. 31, 2011 Retail Site Maximum	Sep. 30, 2012 Refining Equipment	Dec. 31, 2011 Refining Equipment	Dec. 31, 2010 Refining Equipment	Sep. 30, 2012 Refining Equipment Minimum	Dec. 31, 2011 Refining Equipment Minimum	Sep. 30, 2012 Refining Equipment Maximum	Dec. 31, 2011 Refining Equipment Maximum	Sep. 30, 2012 Software	Dec. 31, 2011 Software	Sep. 30, 2012 Other Capitalized Property Plant and Equipment	Dec. 31, 2011 Other Capitalized Property Plant and Equipment	Dec. 31, 2010 Other Capitalized Property Plant and Equipment	Sep. 30, 2012 Other Capitalized Property Plant and Equipment Minimum	Dec. 31, 2011 Other Capitalized Property Plant and Equipment Minimum	Sep. 30, 2012 Other Capitalized Property Plant and Equipment Maximum	Dec. 31, 2011 Other Capitalized Property Plant and Equipment Maximum	Sep. 30, 2012 Precious Metals	Dec. 31, 2011 Precious Metals	Dec. 31, 2010 Precious Metals	Sep. 30, 2012 Asset under Construction	Dec. 31, 2011 Asset under Construction	Dec. 31, 2010 Asset under Construction
Property, Plant and Equipment [Line Items]
Gross	$ 430.6	$ 421.7	$ 388.5	$ 8.7	$ 8.7	$ 8.7	$ 46.6	$ 50.4	$ 61.2					$ 329.2	$ 318.1	$ 271.2					$ 16.3	$ 14.7	$ 6.5	$ 1.9	$ 1.8					$ 10.5	$ 10.5	$ 10.5	$ 12.8	$ 17.4	$ 35.1
Less: accumulated depreciation	53.9	30.5	2.2
Property, plant and equipment, net	$ 376.7	$ 391.2	$ 386.3
Estimated Useful Lives										2 years	2 years	22 years	22 years				5 years	5 years	24 years	24 years	5 years	5 years				2 years	2 years	7 years	7 years

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Gross assets acquired under capital leases	$ 7.9	$ 12.5	$ 12.5
Accumulated depreciation	53.9	30.5	2.2
Capital Lease Expense
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 0.6	$ 1.4	$ 0.1

Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
Franchise rights acquisition	$ 19.8	$ 19.8	$ 19.8
Trademarks acquisition	$ 15.6	$ 15.6	$ 15.6

Derivatives - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	9 Months Ended	11 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Nov. 30, 2010	Nov. 01, 2010	Sep. 30, 2012 Gain (Loss) on Derivatives	Sep. 30, 2011 Gain (Loss) on Derivatives	Sep. 30, 2012 Gain (Loss) on Derivatives	Sep. 30, 2011 Gain (Loss) on Derivatives	Dec. 31, 2011 Gain (Loss) on Derivatives	Sep. 30, 2012 Deferred Loss on Early Extinguishment of Debt	Sep. 30, 2012 Deferred Loss on Early Extinguishment of Debt	Sep. 30, 2012 Future bbl	Dec. 31, 2011 Future bbl	Dec. 31, 2010 Future	Sep. 30, 2012 Refined Products Futures And Swaps bbl	Dec. 31, 2011 Refined Products Futures And Swaps bbl	Dec. 31, 2010 Refined Products Futures And Swaps
Derivative [Line Items]
Open commodity derivative instruments												9,000,000	17,000,000	35,000,000	9,000,000	17,000,000	35,000,000
Losses related to derivative activities					$ 115	$ 153.1	$ 269.2	$ 580.9	$ 352.2
Realized losses on settled contracts					44.7	112.5	301.8	246.4	310.3
Unrealized gains/losses on derivatives	27.1		40.9	40.9	70.3	40.6	32.6	334.5	41.9
Loss recognized		92									136.8
Debt instrument, Stated Interest Percentage		7.10%
Interest expense										1	2
Current liabilities										35.9	35.9
Long-term liabilities										$ 5.2	$ 5.2

Fair Value Amounts of Outstanding Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Current assets	$ 0.2
Noncurrent assets	1.9
Current liabilities	(71.2)	(109.9)	(45.6)
Noncurrent liabilities	(8)		(22.4)
Total	(77.1)	(109.9)	(68)
Commodity Swaps And Futures
Derivatives, Fair Value [Line Items]
Current assets	0.2
Noncurrent assets	1.9
Current liabilities	(71.2)	(109.9)	(45.6)
Noncurrent liabilities	$ (8)		$ (22.4)

Debt- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Jul. 17, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Abl Facility	Sep. 30, 2012 Abl Facility	Dec. 31, 2011 Abl Facility	Dec. 31, 2011 Abl Facility Scenario 1	Sep. 30, 2012 Senior Secured Notes	Dec. 31, 2011 Senior Secured Notes	Sep. 30, 2012 Senior Notes	Sep. 30, 2012 Senior Secured Notes Due Two Thousand Twenty	Dec. 31, 2011 Letter of Credit Abl Facility	Dec. 31, 2011 Swingline Loans Abl Facility	Jul. 17, 2012 Minimum	Sep. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Jul. 17, 2012 Maximum	Sep. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Jul. 17, 2012 Revolving Credit Facility	Sep. 30, 2012 Northern Tier Energy LP	Dec. 31, 2011 Northern Tier Energy LP
Debt Instrument [Line Items]
Debt principal amount												$ 275										$ 290	$ 290
Debt Interest Rate									10.50%	10.50%		7.13%
Revolving credit facility, borrowing capacity	450	192				300	300	400					150	30
Revolving credit facility, maturity date		Dec 1, 2017					Dec 1, 2015		Dec 1, 2017	Dec 1, 2017											Dec 1, 2015
Debt, date of first required payment									Jun 1, 2011	Jun 1, 2011
Principal amount of debt redeemed									29
Percentage value of redemption of secured notes									103.00%
Redemption value of secured notes									31
Long-term debt		261	290	290					261			261										261	290
Deferred offering costs impairment expense											1.1
Additional interest expense on the redemption		0.9
Percentage of premium on redemption		3.00%
New Senior Secured Notes Due		2020
Change in aggregate principal amount of revolving credit facility															100			150
Extended debt instrument maturity date.																					Jul 17, 2017
Springing financial convenient percentage	15.00%	12.50%	15.00%
Commitment amount	300		300
Criteria credit availability minimum amount		22.5	22.5
Fixed coverage ratio															1		1
Credit facility, covenant terms	The Amended ABL Facility also revised the springing financial covenant to provide that, if the amount available under the revolving credit facility is less than the greater of (i) 12.5% (changed from 15%) of the lesser of (x) the $300 million commitment amount and (y) the then-applicable borrowing base and (ii) $22.5 million, the Company must comply with a minimum Fixed Charge Coverage Ratio (as defined in the Amended ABL Facility) of at least 1.0 to 1.0.		The ABL Facility has a minimum fixed charge coverage ratio financial covenant requirement of at least 1.0 to 1.0. The covenant is operative when the Company's availability under the facility is less than the greater of (a) 15% of the lesser of the $300 million commitment amount or the borrowing base or (b) $22.5 million.
Interest Expense		3.5
Alternate base rate																1.00%	1.75%		1.50%	2.25%
LIBOR rate plus applicable margin																2.00%	2.75%		2.50%	3.25%
Alternative base rate						One-month LIBOR rate plus 100 basis	One-month LIBOR rate plus 100 basis
Federal fund effective rate						0.50%	0.50%
LIBOR rate plus applicable margin						1.00%	1.00%
Annual commitment fee																0.38%	0.38%		0.50%	0.63%
Debt, interest rate description			(a) an alternative base rate, plus an applicable margin (ranging between 1.75% and 2.25%) or (b) a LIBOR rate plus applicable margin (ranging between 2.75% and 3.25%). The alternate base rate is the greater of (a) the prime rate, (b) the Federal Funds Effective rate plus 50 basis points, or (c) one-month LIBOR rate plus 100 basis points and a spread of up to 225 basis points based upon percentage utilization of this facility.		A) an alternative base rate, plus an applicable margin (ranging between 1.00% and 1.50%) or (b) a LIBOR rate plus applicable margin (ranging between 2.00% and 2.50%). The alternate base rate is the greater of (a) the prime rate, (b) the Federal Funds Effective rate plus 50 basis points, or (c) the one-month LIBOR rate plus 100 basis points and a spread of up to 225 basis points based upon percentage utilization of this facility.
Availability under the revolving credit facility			108																168
Outstanding letter of credit		$ 24	$ 61.6

Partners Capital, Distributions and Member's Interest - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		3 Months Ended	9 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2012	Jul. 31, 2012	Sep. 30, 2012 Northern Tier Energy LP	Sep. 30, 2012 Northern Tier Energy LP	Sep. 30, 2012 Northern Tier Holdings	Sep. 30, 2012 Northern Tier Energy LLC	Jun. 30, 2012 Northern Tier Energy LLC	Sep. 30, 2011 Northern Tier Energy LLC	Sep. 30, 2012 Common Units	Sep. 30, 2012 Common Units Publicly Issued	Sep. 30, 2012 Pik Units
Limited Partners' Capital Account [Line Items]
Common stock issued	18,687,500	18,687,500							54,844,500	18,687,500	18,383,000
Common Units outstanding			91,915,000	91,915,000
PIK units issued and outstanding											91,915,000
Revolving credit facility, maturity date	Dec 1, 2017
Number of days after the end of the quarter to make cash distributions to units holders	60 days
Quarterly distribution of common unitholders									$ 1.48
Aggregate distribution based on available cash generated				$ 136
Distributions			124.2			124.2	40	2.5
Distributions used to redeem interest					$ 92

Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 323.5	$ 123.5	$ 72.8
Other current assets
Derivative asset - current	0.2
Other assets
Derivative asset - long-term	1.9
Contingent consideration - margin support		20.2	17.3
Total Assets	325.6	143.7	90.1
LIABILITIES
Derivative liability - current	71.2	109.9	45.6
Derivative liability-long-term	8		22.4
Other liabilities
Derivative liability - long-term	8		22.4
Contingent consideration - earn-out		30.9	53.8
Total Liabilities	79.2	140.8	121.8
Fair Value, Inputs, Level 1
ASSETS
Cash and cash equivalents	323.5	123.5	72.8
Other current assets
Derivative asset - current
Other assets
Derivative asset - long-term
Contingent consideration - margin support
Total Assets	323.5	123.5	72.8
LIABILITIES
Derivative liability - current
Derivative liability-long-term
Other liabilities
Derivative liability - long-term
Contingent consideration - earn-out
Total Liabilities
Fair Value, Inputs, Level 2
ASSETS
Cash and cash equivalents
Other current assets
Derivative asset - current	0.2
Other assets
Derivative asset - long-term	1.9
Contingent consideration - margin support
Total Assets	2.1
LIABILITIES
Derivative liability - current	71.2	109.9	45.6
Derivative liability-long-term	8		22.4
Other liabilities
Derivative liability - long-term	8		22.4
Contingent consideration - earn-out
Total Liabilities	79.2	109.9	68
Fair Value, Inputs, Level 3
ASSETS
Cash and cash equivalents
Other current assets
Derivative asset - current
Other assets
Derivative asset - long-term
Contingent consideration - margin support		20.2	17.3
Total Assets		20.2	17.3
LIABILITIES
Derivative liability - current
Derivative liability-long-term
Other liabilities
Derivative liability - long-term
Contingent consideration - earn-out		30.9	53.8
Total Liabilities		$ 30.9	$ 53.8

Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Fair Value Measurements [Line Items]
Margin support and earn-out agreements cash payment	$ 40
Margin support and earn-out agreements stock	45
Contingent consideration loss (income)	$ 38.5	$ 3.4	$ 104.3	$ 37.6

Fair Value of Secured Notes (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Secured Notes, Carrying Amount	$ 261	$ 290	$ 290
Secured Notes, Fair Value	$ 289.4	$ 316.5	$ 299.4

Changes in Asset Retirement Obligations (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	9 Months Ended		12 Months Ended			11 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011 Successor	Jun. 22, 2010 Successor	Nov. 30, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Predecessor
Asset Retirement Obligations [Line Items]
Asset retirement obligation balance at beginning of period		$ 1.5	$ 2.1	$ 2.1	$ 2.1	$ 2.1	$ 3.3	$ 3.3	$ 2.1
Revisions of previous estimates		0.3			(0.9)			(0.1)
Accretion expense	0.1	0.2	0.1	0.3	0.3		0.2	0.2
Liabilities settled							(0.1)	(0.1)
Asset retirement obligation balance at end of period	$ 2.1	$ 2	$ 2.2	$ 1.5	$ 1.5	$ 2.1	$ 3.4	$ 3.3	$ 2.1

Equity Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Limited partnership units under long term incentive plan	9,200,000
Number of awards granted under long term incentive plan	0
Equity participation plan	29,000,000		29,000,000
Minimum percentage of exercise price for a unit	100.00%		100.00%
Profit interest units vest in installments (Years)	5 years		5 years
Profit interest expire period (Years)	10 years		10 years
Weighted average fair value of units granted	$ 0.88	$ 0.57	$ 0.57	$ 0.3
Total unrecognized compensation cost for profit interest unit	$ 7	$ 6.4	$ 7

NT Investor Plans Profit Interest Unit Activity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units outstanding at beginning of period	24.2	22.7
Number of units, granted	1.5
Number of units outstanding at end of period	25.7	24.2	22.7
Weighted average exercise price outstanding at beginning of period	$ 1.87	$ 1.78
Weighted average exercise price, granted	$ 2.57	$ 2.23	$ 1.78
Weighted average exercise price outstanding at end of period	$ 1.91	$ 1.87	$ 1.78
Weighted average remaining contractual term	8 years 3 months 18 days	9 years 2 months 12 days	9 years 10 months 24 days
Weighted average remaining contractual term	8 years 3 months 18 days	9 years 2 months 12 days	9 years 10 months 24 days

Assumptions Used to Estimate Weighted Average Fair Value as of Grant Date of Units Granted (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected life (years)	6 years 6 months	6 years 6 months	6 years 6 months
Expected volatility	55.50%	40.60%	40.60%
Expected volatility		40.60%
Expected volatility		49.60%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.40%	2.70%	2.70%
Risk-free interest rate		2.50%
Risk-free interest rate		2.70%
Minimum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected life (years)		5 years 9 months
Maximum
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected life (years)		6 years 6 months

Defined Benefit Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employers contribution	5.00%	5.00%
Interest credit period	30 years
Participants full vested period	Three years	Three years
Benefit cost related to the Cash Balance Plan	$ 1.2	$ 0.1

Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		6 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Nov. 30, 2010 Predecessor	Dec. 31, 2009 Predecessor
Net cash from operating activities included:
Interest paid	$ 18.6	$ 17.7		$ 37.9
Income taxes paid through MPC LP and Speedway					67.9	34.3
Noncash investing and financing activities include:
Capital expenditures included in accounts payable		1.3
PP&E recognized (derecognized) in sale leaseback			24.5	(12.1)
Acquisition consideration funded by Investors			80
PP&E contributions by (distributions to) Marathon					$ 0.6	$ (0.1)

Leasing Arrangements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012 Store	Nov. 30, 2010	Dec. 31, 2011 Store	Dec. 31, 2009
Leases Disclosure [Line Items]
Number of convenience stores		166		166
Rental expense	$ 2.2		$ 5.3	$ 24.2	$ 5.2
Maximum
Leases Disclosure [Line Items]
Operating leases initial or remaining non-cancelable terms				1
Capital Lease Expense
Leases Disclosure [Line Items]
Number of convenience stores		135		135

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Super America Franchising Company	Dec. 31, 2011 Super America Franchising Company	Dec. 31, 2010 Marathon Earn Out Payment	Dec. 01, 2010 Marathon Earn Out Payment	Dec. 31, 2011 Marathon Margin Support Contract	Dec. 01, 2010 Marathon Margin Support Contract	Dec. 31, 2011 Marathon Margin Support Contract Disputes
Commitments and Contingencies Disclosure [Line Items]
Liabilities for remediation	$ 5.4	$ 4.7	$ 3.5
Period of remediation liabilities	10 years	10 years	10 years
Receivables for recoverable costs	0.3	0.2	0.2
Period for license agreements				10 years	10 years
Business acquisition contingent consideration, maximum payment							125		60
Business acquisition contingent consideration, period						8 years
Business acquisition contingent consideration, date							Dec 1, 2018
Business acquisition contingent consideration, payment per year									30
Business acquisition contingent consideration payments, adjusted EBITDA									145
Business acquisition contingent consideration, receivable recorded								$ 30		$ 12

Operating Results for Operating Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	6 Months Ended	11 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2010 Successor	Nov. 30, 2010 Predecessor	Dec. 31, 2009 Predecessor	Sep. 30, 2012 Refining	Sep. 30, 2011 Refining	Sep. 30, 2012 Refining	Sep. 30, 2011 Refining	Dec. 31, 2011 Refining	Dec. 31, 2010 Refining Successor	Dec. 31, 2010 Refining Successor	Dec. 31, 2009 Refining Predecessor	Sep. 30, 2012 Retail	Sep. 30, 2011 Retail	Sep. 30, 2012 Retail	Sep. 30, 2011 Retail	Dec. 31, 2011 Retail	Dec. 31, 2010 Retail Successor	Dec. 31, 2010 Retail Successor	Dec. 31, 2009 Retail Predecessor	Sep. 30, 2012 All Other Segments	Sep. 30, 2011 All Other Segments	Sep. 30, 2012 All Other Segments	Sep. 30, 2011 All Other Segments	Dec. 31, 2011 All Other Segments	Dec. 31, 2010 All Other Segments Successor	Dec. 31, 2010 All Other Segments Successor	Dec. 31, 2009 All Other Segments Predecessor
Revenues
Customer	$ 1,263.5	$ 1,159.5	$ 3,417.8	$ 3,192	$ 4,280.8	$ 344.9	$ 2,985.1		$ 2,723.8	$ 866.4	$ 740.2	$ 2,296.5	$ 2,026.4	$ 2,761	$ 242	$ 1,778.3	$ 1,594.6	$ 397.1	$ 419.3	$ 1,121.3	$ 1,165.6	$ 1,519.8	$ 102.9	$ 1,206.8	$ 1,129.2
Intersegment	284.7	293.8	788.3	831.3	1,043.1	70.2	811.4		719.4	284.7	293.8	788.3	831.3	1,043.1	70.2	811.4	719.4
Related parties							210.1	210.1	216.7							210.1	216.7
Segment revenues	1,548.2	1,453.3	4,206.1	4,023.3	5,323.9	415.1	4,006.6		3,659.9	1,151.1	1,034	3,084.8	2,857.7	3,804.1	312.2	2,799.8	2,530.7	397.1	419.3	1,121.3	1,165.6	1,519.8	102.9	1,206.8	1,129.2
Elimination of intersegment revenues	(284.7)	(293.8)	(788.3)	(831.3)	(1,043.1)	(70.2)	(811.4)		(719.4)																	(284.7)	(293.8)	(788.3)	(831.3)	(1,043.1)	(70.2)	(811.4)	(719.4)
Total revenues	1,263.5	1,159.5	3,417.8	3,192	4,280.8	344.9	3,195.2		2,940.5	1,151.1	1,034	3,084.8	2,857.7	3,804.1	312.2	2,799.8	2,530.7	397.1	419.3	1,121.3	1,165.6	1,519.8	102.9	1,206.8	1,129.2	(284.7)	(293.8)	(788.3)	(831.3)	(1,043.1)	(70.2)	(811.4)	(719.4)
Income (loss) from operations	199.4	165.7	426.8	347.1	422.6	3.7	169.3		89.9	246.7	174	560.3	326.7	388.2	9.1	142.8	70.6	1.2	4.9	5.2	7.2	14	0.5	26.5	19.3	(48.5)	(13.2)	(138.7)	13.2	20.4	(5.9)
Income from equity method investment	2.8	0.9	8.7	3.2	5.7	0.1	5.4		1.1	2.8	0.9	8.7	3.2	5.7	0.1	5.4	1.1
Depreciation and amortization	8.3	7.4	24.6	22.3	29.5	2.2	37.3		40.2	6.4	5.4	18.5	16	21.5	1.7	24.9	26	1.8	2	5.6	6	7.2	0.5	12.4	14.2	0.1		0.5	0.3	0.8
Capital expenditures	$ 6.3	$ 11.3	$ 13.3	$ 27.4	$ 45.9	$ 2.5	$ 29.8		$ 29	$ 5.4	$ 7.2	$ 10.7	$ 19.7	$ 33.9	$ 2.5	$ 29.4	$ 26.1	$ 0.7	$ 1.9	$ 1.7	$ 2.6	$ 9.2		$ 0.4	$ 2.9	$ 0.2	$ 2.2	$ 0.9	$ 5.1	$ 2.8

Total Assets by Segment (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total Assets	$ 1,177.4	$ 998.8
Total Assets		998.8	930.6
Refining
Segment Reporting Information [Line Items]
Total Assets	687.5	646.5
Total Assets		646.5	667.7
Retail
Segment Reporting Information [Line Items]
Total Assets	139.7	130.2
Total Assets		130.2	136.7
All Other Segments
Segment Reporting Information [Line Items]
Total Assets	350.2	222.1
Total Assets		$ 222.1	$ 126.2

Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended								1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Senior Secured Notes Due Two Thousand Twenty	Sep. 30, 2012 Senior Secured Notes	Dec. 31, 2011 Senior Secured Notes	Dec. 31, 2011 Northern Tier Energy LLC	Dec. 31, 2010 Northern Tier Energy LLC	Nov. 30, 2012 Private Placement Senior Secured Notes Due Two Thousand Twenty	Nov. 08, 2012 Private Placement Senior Secured Notes Due Two Thousand Twenty	Nov. 08, 2012 Private Placement Senior Secured Notes	Nov. 10, 2012 Private Placement Northern Tier Energy LLC	Oct. 31, 2012 Private Placement Northern Tier Energy LLC Senior Secured Notes Due Two Thousand Twenty
Subsequent Event [Line Items]
Long-term debt	$ 261	$ 290	$ 290	$ 261	$ 261		$ 290	$ 290					$ 253.1
Remaining amount of outstanding Secured Notes												7.9
Percentage of debt instrument at redemption price of principal												103.00%
Debt principal amount				$ 275						$ 275
Debt Interest Rate				7.13%	10.50%	10.50%				7.13%	10.50%
New Senior Secured Notes Due	2020								2020
Debt instrument maturity year											2017

Purchases from Related Parties (Detail) (Predecessor, USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Purchases from related parties	$ 1,378.3	$ 1,290.3
Marathon Oil Company
Related Party Transaction [Line Items]
Purchases from related parties	276.9	155.6
Marathon Petroleum Corporation
Related Party Transaction [Line Items]
Purchases from related parties	67.5	64.2
Marathon Petroleum Trading Canada Limited Liability Company
Related Party Transaction [Line Items]
Purchases from related parties	992.3	1,027.7
Minnesota Pipe Line Company
Related Party Transaction [Line Items]
Purchases from related parties	25.3	26.4
Speedway Limited Liability Company
Related Party Transaction [Line Items]
Purchases from related parties	$ 16.3	$ 16.4

Acquisition - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Mar. 31, 2011	Sep. 30, 2012 Store	Dec. 31, 2011 Store	Dec. 31, 2010	Dec. 01, 2010
Business Acquisition [Line Items]
Business acquisition, price							$ 608
Estimated fair value of earn-out payments	(36.5)				(10.7)	(36.5)
Marathon
Business Acquisition [Line Items]
Business acquisition, price							608
Estimated fair value of earn-out payments							54
Purchase consideration paid in cash	361	180		180	180	361
Residual purchase price excluding the contingent earn-out consideration			113
Borrowings to finance purchase consideration				290	290
Super America convenience stores				135	135
Reimbursement obligation to MPC for administrative and support services		3.9		14	15
Reimbursement to MPC for administrative and support services	6.7					6.7
Amortized reimbursement expenses		1.7		5	6.1
Marathon | Reserve for Earn-out Receivable
Business Acquisition [Line Items]
Business acquisition earn-out payments agreement, adjusted EBITDA							165
Business acquisition earn-out payments agreement, period						8 years
Business acquisition earn-out payments agreement, percentage of payment						40.00%
Business acquisition earn-out payments agreement, maximum payment							125
Marathon | Margin Support Contract
Business Acquisition [Line Items]
Business acquisition earn-out payments agreement, adjusted EBITDA							145
Marathon | Margin Support Contract | Maximum annual payment
Business Acquisition [Line Items]
Business acquisition earn-out payments agreement, maximum payment							30
Marathon | Margin Support Contract | Maximum payments
Business Acquisition [Line Items]
Business acquisition earn-out payments agreement, maximum payment							60
Marathon | Equity Issuable In Business Combination
Business Acquisition [Line Items]
Preferred Interest in NT Holdings	$ 80					$ 80

Fair Value Allocation of Purchase of Net Assets Acquired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 01, 2010
Business Combination Allocation of Purchase Price [Line Items]
Total consideration		$ 608
Store cash acquired		0.6
Inventory		195
Property, plant and equipment		385
Intangible assets		35.4
Other, net		(8.5)
Bargain purchase gain	(51.4)
Margin Support Contract
Business Combination Allocation of Purchase Price [Line Items]
Allocation of consideration		17.3
Derivative Financial Instruments, Liabilities
Business Combination Allocation of Purchase Price [Line Items]
Allocation of consideration		(40.9)
Lease Obligations
Business Combination Allocation of Purchase Price [Line Items]
Allocation of consideration		(24.5)
Minnesota Pipe Line Company
Business Combination Allocation of Purchase Price [Line Items]
Allocation of consideration		93
Mpl Investments Inc
Business Combination Allocation of Purchase Price [Line Items]
Allocation of consideration		$ 7

Reconciliation of Federal Statutory Income Tax Rate (Detail) (Predecessor, USD $) In Millions, unless otherwise specified	11 Months Ended	12 Months Ended
	Nov. 30, 2010	Dec. 31, 2009
Predecessor
Schedule Of Effective Tax Rates Line Items
Federal income tax expense calculated under statutory rate	$ 44.8	$ 31.3
State income tax expense calculated under statutory rate, net of federal benefit	10.7	5.5
Domestic manufacturing deductions	(2.6)	(1.2)
Valuation allowance for capital loss carryforward	14.3
Dividend received deduction	(0.2)	(0.9)
Other, net	0.1	0.1
Actual income tax provision	$ 67.1	$ 34.8

Summarized Financial Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2010 Successor	Dec. 31, 2009 Predecessor	Dec. 31, 2010 Minnesota Pipe Line Company Successor	Dec. 31, 2011 Minnesota Pipe Line Company Successor	Nov. 30, 2010 Minnesota Pipe Line Company Predecessor	Dec. 31, 2009 Minnesota Pipe Line Company Predecessor
Schedule of Equity Method Investments [Line Items]
Revenues									$ 8.7	$ 115.6	$ 101.6	$ 101.5
Operating costs and expenses									7.4	53.8	36.8	55.6
Income from operations									1.3	43.2	42.4	18.4
Net income									1.3	43.2	42.4	18.4
Net income available to common shareholders	2.8	0.9	8.7	3.2	5.7	0.1	5.4	1.1	0.5	33.5	33.6	8.7
Current assets									8	12.1
Noncurrent assets									507.6	492.8
Total assets									515.6	504.9
Current liabilities									13.8	16.6
Noncurrent liabilities									0.2	0.1
Total liabilities									14	16.7
Members capital									$ 501.6	$ 488.2

Fair Value Amounts of Outstanding Derivative Liability Instruments (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Commodity swaps and futures	$ 71.2	$ 109.9	$ 45.6
Commodity swaps and futures	8		22.4
Total	77.1	109.9	68
Commodity Swaps And Futures
Derivatives, Fair Value [Line Items]
Commodity swaps and futures	71.2	109.9	45.6
Commodity swaps and futures	$ 8		$ 22.4

Changes in Fair Value of Level 3 Contingent Consideration Arrangement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value at December 31, 2010	$ (36.5)
Transfer to Receivable from MPC (included in other current assets)	(30)
Change in fair value of remaining years	55.8
Fair Value at December 31, 2011	(10.7)
Margin Support Contract
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value at December 31, 2010	17.3
Transfer to Receivable from MPC (included in other current assets)	(30)
Change in fair value of remaining years	32.9
Fair Value at December 31, 2011	20.2
Earn Out Payment
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value at December 31, 2010	(53.8)
Change in fair value of remaining years	22.9
Fair Value at December 31, 2011	$ (30.9)

Asset Retirement Obligations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Nov. 30, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Predecessor	Dec. 31, 2008 Predecessor
Asset Retirement Obligations [Line Items]
Asset retirement obligation	$ 2.1	$ 2	$ 2.2	$ 1.5	$ 3.4	$ 3.3	$ 2.1	$ 3.3
Accretion expense	$ 0.1	$ 0.2	$ 0.1	$ 0.3	$ 0.2	$ 0.2

Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Nov. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity participation plan		29			29
Minimum percentage of exercise price for a unit		100.00%			100.00%
Profit interest units vest in installments (Years)		5 years			5 years
Profit interest expire period (Years)		10 years			10 years
Weighted average fair value of units granted		$ 0.88	$ 0.57		$ 0.57	$ 0.3
Equity-based compensation expense	$ 0.1			$ 0.3	$ 1.6		$ 0.3
Total unrecognized compensation cost for profit interest unit		$ 7	$ 6.4		$ 7
Total unrecognized compensation cost for profit interest unit, recognition period					2016

Profit Interest Unit Activity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units outstanding at beginning of period	24.2	22.7
Number of units, granted		3.5	22.7
Number of units, cancelled		(2)
Number of units outstanding at end of period	25.7	24.2	22.7
Weighted average exercise price outstanding at beginning of period	$ 1.87	$ 1.78
Weighted average exercise price, granted	$ 2.57	$ 2.23	$ 1.78
Weighted average exercise price, cancelled		$ (1.38)
Weighted average exercise price outstanding at end of period	$ 1.91	$ 1.87	$ 1.78
Weighted average remaining contractual term	8 years 3 months 18 days	9 years 2 months 12 days	9 years 10 months 24 days

Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employers contribution	5.00%	5.00%
Total contributions to Retirement Savings Plans		$ 0.1
U.S. Treasury bond term		30 years
Participants full vested period	Three years	Three years
Funded status at end of year		0.4
Defined Contribution Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employers contribution		100.00%
Defined Contribution Plans Participant Group One
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plans, participant's contribution		4.50%
Defined contribution plans, non-elective fixed annual contribution		2.00%
Defined Contribution Plans Participant Group Two
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plans, participant's contribution		7.00%
Defined contribution plans, non-elective fixed annual contribution		3.50%
Retirement and Savings Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total contributions to Retirement Savings Plans		$ 0.6

Changes to Benefit Obligation, Fair Value of Plan Assets and Funded Status of Cash Balance Plan (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Change in benefit obligation:
Service cost	$ 0.1
Plan amendments	0.4
Benefit obligation at end of year	0.5
Change in plan assets:
Employer contributions	0.1
Fair value of plan assets at end of year	0.1
Fair value of plan assets at end of year	0.1
Benefit obligation at end of year	0.5
Funded status at end of year	$ (0.4)

Components of Net Period Benefit Cost And other Amounts Recognized in Members Interest (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Components of net periodic benefit cost:
Service cost		$ 0.1
Net periodic benefit cost	1.2	0.1
Prior service cost		0.4
Total changes recognized in member's interest		$ 0.4

Weighted Average Assumptions used to Determine Benefit Obligation (Detail)	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.75%
Rate of compensation increase	4.00%

Weighted Average Assumptions used to Determine Net Period Benefit Cost (Detail)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%
Expected long-term rate of return on plan assets	4.50%
Rate of compensation increase	4.00%

Anticipated Benefit Payments to Participants from Cash Balance Plan in Future Years (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
2012
2013	0.1
2014	0.2
2015	0.3
2016	0.4
2017-2021	$ 3.8

Future Minimum Commitments for Operating Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Future Minimum Payments Receivable [Line Items]
2012	$ 22.2
2013	21.9
2014	21.7
2015	21.2
2016	20.9
Thereafter	180.3
Total noncancelable operating lease payments	$ 288.2

Segment Information - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Store	Dec. 31, 2011 Segment Store
Segment Reporting Information [Line Items]
Reportable operating segments		2
Number of convenience stores	166	166
Northern Tier Retail Company
Segment Reporting Information [Line Items]
Number of convenience stores		166